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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Dynamics Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: IDYAX ▪ B: IDYBX ▪ C: IFDCX ▪ R: IDYRX ▪ Y: IDYYX
Investor: FIDYX ▪ Institutional: IDICX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	-9.93%

Class B Shares*	-10.26

Class C Shares*	-10.23

Class R Shares*	-10.03

Class Y Shares*	-9.79

Investor Class Shares*	-9.93

Institutional Class Shares*	-9.74

S&P 500 Index▼(Broad Market Index)	-7.24

Russell Midcap Growth Index▼(Style-Specific Index)	-7.38

Lipper Mid-Cap Growth Funds Index▼(Peer Group Index)	-9.43

▼	Lipper Inc.
*	Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Dynamics Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	3.00%

5 Years	1.06

1 Year	16.88

Class B Shares

Inception (3/28/02)	2.97%

5 Years	1.08

1 Year	17.78

Class C Shares

Inception (2/14/00)	-3.09%

10 Years	2.52

5 Years	1.45

1 Year	21.79

Class R Shares

Inception (10/25/05)	3.69%

5 Years	1.95

1 Year	23.35

Class Y Shares

10 Years	3.40%

5 Years	2.37

1 Year	24.05

Investor Class Shares

Inception (9/15/67)	8.29%

10 Years	3.33

5 Years	2.21

1 Year	23.70

Institutional Class Shares

Inception (5/22/00)	-0.66%

10 Years	3.78

5 Years	2.66

1 Year	24.27

* Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	4.66%

5 Years	3.53

1 Year	35.83

Class B Shares

Inception (3/28/02)	4.62%

5 Years	3.59

1 Year	37.69

Class C Shares

Inception (2/14/00)	-1.91%

10 Years	1.98

5 Years	3.92

1 Year	41.64

Class R Shares

Inception (10/25/05)	6.46%

5 Years	4.45

1 Year	43.37

Class Y Shares

10 Years	2.85%

5 Years	4.85

1 Year	44.06

Investor Class Shares

Inception (9/15/67)	8.68%

10 Years	2.78

5 Years	4.71

1 Year	43.74

Institutional Class Shares

Inception (5/22/00)	0.61%

10 Years	3.24

5 Years	5.16

1 Year	44.33

* Performance includes litigation proceeds. Had these proceeds not been received, total return would have been lower.
value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.13%, 1.88%, 1.88%, 1.38%, 0.88%, 1.13% and 0.72%, respectively.
The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
      The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
      Had the adviser not waived fees and/or reimbursed expenses in the past, performance of Class B, C and Investor Class shares would have been lower.

3	Invesco Dynamics Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
      Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
      While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
      In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
      Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
      Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
      If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
      All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Dynamics Fund

Schedule of Investments(a)

August 31, 2011
(Unaudited)

	Shares	Value

Common Stocks–96.84%
Aerospace & Defense–1.61%
BE Aerospace, Inc.(b)	280,124	$9,756,719

Goodrich Corp.	48,411	4,317,293

		14,074,012

Air Freight & Logistics–1.74%
C.H. Robinson Worldwide, Inc.	215,089	15,163,774

Apparel Retail–2.03%
Abercrombie & Fitch Co.–Class A	278,623	17,723,209

Apparel, Accessories & Luxury Goods–1.47%
Coach, Inc.	228,280	12,833,902

Application Software–2.24%
Citrix Systems, Inc.(b)	169,860	10,264,640

Salesforce.com, Inc.(b)	72,262	9,303,732

		19,568,372

Asset Management & Custody Banks–0.59%
Affiliated Managers Group, Inc.(b)	59,224	5,161,964

Auto Parts & Equipment–2.76%
BorgWarner, Inc.(b)	158,022	11,281,191

Gentex Corp.	493,600	12,806,452

		24,087,643

Biotechnology–1.99%
BioMarin Pharmaceutical Inc.(b)(c)	304,342	9,003,958

United Therapeutics Corp.(b)	193,778	8,361,521

		17,365,479

Broadcasting–1.88%
Discovery Communications, Inc.–Class A(b)	388,014	16,405,232

Communications Equipment–2.54%
Acme Packet, Inc.(b)	96,156	4,527,986

F5 Networks, Inc.(b)	156,840	12,801,281

Sycamore Networks, Inc.	279,861	4,810,810

		22,140,077

Construction, Farm Machinery & Heavy Trucks–2.40%
AGCO Corp.(b)	271,830	11,645,197

Navistar International Corp.(b)	198,510	8,218,314

Terex Corp.(b)	68,177	1,099,695

		20,963,206

Consumer Finance–1.55%
Discover Financial Services	537,889	13,533,287

Electrical Components & Equipment–1.28%
Cooper Industries PLC (Ireland)	236,449	11,202,954

Electronic Components–1.58%
Amphenol Corp.–Class A	294,417	13,831,711

Fertilizers & Agricultural Chemicals–1.94%
Intrepid Potash, Inc.(b)	495,604	16,959,569

Footwear–2.82%
Crocs, Inc.(b)	447,294	12,237,964

Deckers Outdoor Corp.(b)	139,592	12,418,104

		24,656,068

General Merchandise Stores–1.34%
Dollar Tree, Inc.(b)	163,644	11,687,454

Health Care Equipment–1.27%
CareFusion Corp.(b)	431,591	11,053,046

Health Care Facilities–2.51%
Brookdale Senior Living, Inc.(b)	399,900	6,442,389

Universal Health Services, Inc.–Class B	371,140	15,439,424

		21,881,813

Health Care Services–3.18%
DaVita, Inc.(b)	248,216	18,263,733

Quest Diagnostics Inc.	190,077	9,517,156

		27,780,889

Health Care Technology–1.68%
Allscripts Healthcare Solutions, Inc.(b)	815,367	14,639,914

Hotels, Resorts & Cruise Lines–1.27%
Starwood Hotels & Resorts Worldwide, Inc.	248,403	11,068,838

Household Products–1.79%
Church & Dwight Co., Inc.	359,033	15,632,297

Human Resource & Employment Services–1.24%
Robert Half International, Inc.	454,137	10,862,957

Industrial Gases–1.98%
Airgas, Inc.	266,627	17,298,760

Industrial Machinery–3.18%
Flowserve Corp.	124,704	11,764,576

Gardner Denver Inc.	203,161	16,007,055

		27,771,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Dynamics Fund

	Shares	Value

Internet Retail–0.58%
Netflix Inc.(b)(c)	21,702	$5,100,187

IT Consulting & Other Services–4.42%
Cognizant Technology Solutions Corp.–Class A(b)	258,026	16,371,749

Gartner Inc.(b)	241,519	8,602,907

Teradata Corp.(b)	259,297	13,576,791

		38,551,447

Life Sciences Tools & Services–0.50%
Illumina, Inc.(b)	84,137	4,383,538

Managed Health Care–3.51%
Aetna Inc.	464,961	18,612,389

Aveta, Inc.(b)(d)	1,340,000	12,060,000

		30,672,389

Movies & Entertainment–1.39%
Cinemark Holdings, Inc.	580,872	12,169,268

Oil & Gas Equipment & Services–5.58%
Cameron International Corp.(b)	413,296	21,474,860

Complete Production Services, Inc.(b)	535,019	15,547,652

Superior Energy Services, Inc.(b)	330,147	11,660,792

		48,683,304

Oil & Gas Exploration & Production–3.53%
Cabot Oil & Gas Corp.	205,637	15,599,623

Whiting Petroleum Corp.(b)	322,579	15,196,696

		30,796,319

Packaged Foods & Meats–2.63%
Green Mountain Coffee Roasters, Inc.(b)	115,320	12,078,617

H.J. Heinz Co.	205,893	10,838,207

		22,916,824

Pharmaceuticals–1.99%
Hospira, Inc.(b)	376,852	17,410,562

Railroads–1.82%
Kansas City Southern(b)	294,097	15,928,294

Restaurants–1.33%
Panera Bread Co.–Class A(b)	100,828	11,610,344

Semiconductor Equipment–1.29%
Lam Research Corp.(b)	302,091	11,225,702

Semiconductors–3.44%
Altera Corp.	496,423	18,064,833

Avago Technologies Ltd. (Singapore)	329,882	10,922,393

Cavium Inc.(b)	31,352	1,009,221

		29,996,447

Specialized Finance–0.72%
Moody’s Corp.	203,440	6,272,055

Specialty Chemicals–2.12%
Albemarle Corp.	185,473	9,405,336

LyondellBasell Industries N.V.–Class A (Netherlands)	262,539	9,096,976

		18,502,312

Specialty Stores–5.04%
Dick’s Sporting Goods, Inc.(b)	391,043	13,737,341

PetSmart, Inc.	349,942	14,760,553

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	262,411	15,503,242

		44,001,136

Systems Software–1.41%
Check Point Software Technologies Ltd. (Israel)(b)	226,497	12,330,497

Trucking–1.38%
J.B. Hunt Transport Services, Inc.	300,683	12,084,450

Wireless Telecommunication Services–4.30%
NII Holdings, Inc.(b)	577,917	22,267,142

SBA Communications Corp.–Class A(b)	403,443	15,246,110

		37,513,252

Total Common Stocks (Cost $912,749,588)		845,496,385

Money Market Funds–3.99%
Liquid Assets Portfolio–Institutional Class(e)	17,410,462	17,410,462

Premier Portfolio–Institutional Class(e)	17,410,462	17,410,462

Total Money Market Funds (Cost $34,820,924)		34,820,924

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.83% (Cost $947,570,512)		880,317,309

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.46%
Liquid Assets Portfolio–Institutional Class (Cost $4,057,707)(e)(f)	4,057,707	4,057,707

TOTAL INVESTMENTS–101.29% (Cost $951,628,219)		884,375,016

OTHER ASSETS LESS LIABILITIES–(1.29)%		(11,270,021)

NET ASSETS–100.00%		$873,104,995

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2011.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Dynamics Fund

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2011 represented 1.38% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of August 31, 2011

Consumer Discretionary	21.9%

Information Technology	16.9

Health Care	16.6

Industrials	14.7

Energy	9.1

Materials	6.0

Consumer Staples	4.4

Telecommunication Services	4.3

Financials	2.9

Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Dynamics Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $912,749,588)*	$845,496,385

Investments in affiliated money market funds, at value and cost	38,878,631

Total investments, at value (Cost $951,628,219)	884,375,016

Receivable for:
Investments sold	8,699,925

Fund shares sold	529,335

Dividends	533,476

Investment for trustee deferred compensation and retirement plans	175,743

Other assets	46,916

Total assets	894,360,411

Liabilities:
Payable for:
Investments purchased	7,317,970

Fund shares reacquired	8,762,847

Collateral upon return of securities loaned	4,057,707

Accrued fees to affiliates	646,263

Accrued other operating expenses	118,069

Trustee deferred compensation and retirement plans	352,560

Total liabilities	21,255,416

Net assets applicable to shares outstanding	$873,104,995

Net assets consist of:
Shares of beneficial interest	$1,294,068,030

Undistributed net investment income (loss)	(3,422,497)

Undistributed net realized gain (loss)	(350,288,566)

Unrealized appreciation (depreciation)	(67,251,972)

$873,104,995

Net Assets:
Class A	$109,761,342

Class B	$10,260,572

Class C	$15,365,888

Class R	$2,599,874

Class Y	$10,370,228

Investor Class	$626,006,610

Institutional Class	$98,740,481

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	5,128,196

Class B	514,486

Class C	785,632

Class R	123,308

Class Y	481,020

Investor Class	29,248,249

Institutional Class	4,402,475

Class A:
Net asset value per share	$21.40

Maximum offering price per share
(Net asset value of $21.40 ÷ 94.50%)	$22.65

Class B:
Net asset value and offering price per share	$19.94

Class C:
Net asset value and offering price per share	$19.56

Class R:
Net asset value and offering price per share	$21.08

Class Y:
Net asset value and offering price per share	$21.56

Investor Class:
Net asset value and offering price per share	$21.40

Institutional Class:
Net asset value and offering price per share	$22.43

*	At August 31, 2011, securities with an aggregate value of $3,965,976 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Dynamics Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $13,592)	$2,347,998

Dividends from affiliated money market funds (includes securities lending income of $25,737)	39,758

Total investment income	2,387,756

Expenses:
Advisory fees	2,854,374

Administrative services fees	149,324

Custodian fees	22,014

Distribution fees:
Class A	173,289

Class B	67,359

Class C	91,012

Class R	7,797

Investor Class	947,885

Transfer agent fees — A, B, C, R, Y and Investor	1,020,659

Transfer agent fees — Institutional	42,274

Trustees’ and officers’ fees and benefits	26,008

Other	113,498

Total expenses	5,515,493

Less: Fees waived, expense reimbursed and expense offset arrangement(s)	(25,638)

Net expenses	5,489,855

Net investment income (loss)	(3,102,099)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities (includes net gains from securities sold to affiliates of $559,253)	(2,124,591)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(95,521,940)

Foreign currencies	705

(95,521,235)

Net realized and unrealized gain (loss)	(97,645,826)

Net increase (decrease) in net assets resulting from operations	$(100,747,925)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Dynamics Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	Six months ended	Year ended
	August 31,	February 28,
	2011	2011

Operations:
Net investment income (loss)	$(3,102,099)	$81,833

Net realized gain (loss)	(2,124,591)	366,092,382

Change in net unrealized appreciation (depreciation)	(95,521,235)	(105,585,230)

Net increase (decrease) in net assets resulting from operations	(100,747,925)	260,588,985

Share transactions–net:
Class A	(19,820,110)	(13,244,111)

Class B	(3,618,803)	(4,973,074)

Class C	(1,547,275)	(4,565,824)

Class R	(159,379)	(299,635)

Class Y	(1,146,567)	3,015,557

Investor Class	(106,268,086)	(142,453,125)

Institutional Class	25,881,882	(38,127,229)

Net increase (decrease) in net assets resulting from share transactions	(106,678,338)	(200,647,441)

Net increase (decrease) in net assets	(207,426,263)	59,941,544

Net assets:
Beginning of period	1,080,531,258	1,020,589,714

End of period (includes undistributed net investment income (loss) of $(3,422,497) and $(320,398), respectively)	$873,104,995	$1,080,531,258

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dynamics Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

10        Invesco Dynamics Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE.
Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

11        Invesco Dynamics Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Dynamics Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.60%

Next $350 million	0.55%

Next $1.3 billion	0.50%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $22,657.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,240.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $8,975 in front-end sales commissions from the sale of Class A shares and $0, $9,508 and $1,307 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

13        Invesco Dynamics Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$872,315,016	$12,060,000	$—	$884,375,016

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2011, the Fund engaged in securities purchases of $10,633,470 and securities sales of $37,997,090, which resulted in net realized gains of $559,253.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended August 31, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,741.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $2,027 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

14        Invesco Dynamics Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$221,384,880

February 28, 2018	126,589,388

Total capital loss carryforward	$347,974,268

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $882,227,432 and $977,347,700, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,499,293

Aggregate unrealized (depreciation) of investment securities	(94,942,203)

Net unrealized appreciation (depreciation) of investment securities	$(67,442,910)

Cost of investments for tax purposes is $951,817,926.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	693,212	$16,446,511	1,794,377	$36,630,538

Class B	17,705	388,512	124,410	2,376,288

Class C	65,449	1,408,102	130,426	2,470,674

Class R	20,054	462,727	51,739	1,050,914

Class Y	10,331	249,999	262,289	5,154,852

Investor Class	1,384,640	32,663,324	3,404,709	69,112,619

Institutional Class	1,334,263	33,923,366	835,847	16,827,569

Automatic conversion of Class B shares to Class A shares:
Class A	82,781	1,968,319	193,281	3,831,822

Class B	(88,675)	(1,968,319)	(205,798)	(3,831,822)

Reacquired:
Class A	(1,713,678)	(38,234,940)	(2,702,530)	(53,706,471)

Class B	(97,657)	(2,038,996)	(189,573)	(3,517,540)

Class C	(140,740)	(2,955,377)	(389,059)	(7,036,498)

Class R	(27,817)	(622,106)	(67,219)	(1,350,549)

Class Y	(58,818)	(1,396,566)	(108,069)	(2,139,295)

Investor Class	(5,902,482)	(138,931,410)	(10,734,043)	(211,565,744)

Institutional Class	(332,649)	(8,041,484)	(2,721,527)	(54,954,798)

Net increase (decrease) in share activity	(4,754,081)	$(106,678,338)	(10,320,740)	$(200,647,441)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

15        Invesco Dynamics Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
			Net gains							to average		to average net		Ratio of net
	Net asset	Net	(losses) on							net assets		assets without		investment
	value,	investment	securities (both		Total from	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	of period	Return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/11	$23.76	$(0.07)	$(2.29	)(d)	$(2.36)	$21.40	(9.93	)%(d)	$109,761	1.08	%(e)	1.08	%(e)	(0.62	)%(e)	87%
Year ended 02/28/11	18.28	(0.00)	5.48		5.48	23.76	29.98		144,118	1.12		1.13		(0.01)		155
Seven Months ended 02/28/10	15.45	(0.05)	2.88		2.83	18.28	18.32		123,940	1.12	(f)	1.12	(f)	(0.55	)(f)	38
Year ended 07/31/09	20.41	(0.09)	(4.87)		(4.96)	15.45	(24.30)		116,128	1.21		1.21		(0.62)		104
Year ended 07/31/08	23.61	(0.10)	(3.10)		(3.20)	20.41	(13.55)		192,706	1.05		1.05		(0.45)		112
Year ended 07/31/07	18.86	(0.11)	4.86		4.75	23.61	25.18		218,469	1.03		1.03		(0.49)		99

Class B
Six months ended 08/31/11	22.22	(0.15)	(2.13	)(d)	(2.28)	19.94	(10.26	)(d)	10,261	1.83	(e)	1.83	(e)	(1.37	)(e)	87
Year ended 02/28/11	17.22	(0.14)	5.14		5.00	22.22	29.04		15,179	1.87		1.88		(0.76)		155
Seven Months ended 02/28/10	14.63	(0.12)	2.71		2.59	17.22	17.70		16,431	1.87	(f)	1.87	(f)	(1.30	)(f)	38
Year ended 07/31/09	19.45	(0.19)	(4.63)		(4.82)	14.63	(24.78)		17,015	1.96		1.96		(1.37)		104
Year ended 07/31/08	22.68	(0.26)	(2.97)		(3.23)	19.45	(14.24)		38,079	1.80		1.80		(1.20)		112
Year ended 07/31/07	18.25	(0.26)	4.69		4.43	22.68	24.28		63,742	1.78		1.78		(1.24)		99

Class C
Six months ended 08/31/11	21.79	(0.15)	(2.08	)(d)	(2.23)	19.56	(10.23	)(d)	15,366	1.83	(e)	1.83	(e)	(1.37	)(e)	87
Year ended 02/28/11	16.89	(0.14)	5.04		4.90	21.79	29.01		18,762	1.87		1.88		(0.76)		155
Seven Months ended 02/28/10	14.34	(0.12)	2.67		2.55	16.89	17.78		18,911	1.87	(f)	1.87	(f)	(1.30	)(f)	38
Year ended 07/31/09	19.08	(0.18)	(4.56)		(4.74)	14.34	(24.84)		16,271	1.96		1.96		(1.37)		104
Year ended 07/31/08	22.25	(0.26)	(2.91)		(3.17)	19.08	(14.25)		29,517	1.80		1.80		(1.20)		112
Year ended 07/31/07	17.90	(0.26)	4.61		4.35	22.25	24.30		37,089	1.78		1.78		(1.24)		99

Class R
Six months ended 08/31/11	23.43	(0.10)	(2.25	)(d)	(2.35)	21.08	(10.03	)(d)	2,600	1.33	(e)	1.33	(e)	(0.87	)(e)	87
Year ended 02/28/11	18.08	(0.05)	5.40		5.35	23.43	29.59		3,071	1.37		1.38		(0.26)		155
Seven Months ended 02/28/10	15.31	(0.08)	2.85		2.77	18.08	18.09		2,649	1.37	(f)	1.37	(f)	(0.80	)(f)	38
Year ended 07/31/09	20.26	(0.12)	(4.83)		(4.95)	15.31	(24.43)		2,373	1.46		1.46		(0.87)		104
Year ended 07/31/08	23.51	(0.16)	(3.09)		(3.25)	20.26	(13.82)		3,965	1.30		1.30		(0.70)		112
Year ended 07/31/07	18.82	(0.16)	4.85		4.69	23.51	24.92		4,374	1.28		1.28		(0.74)		99

Class Y
Six months ended 08/31/11	23.90	(0.04)	(2.30	)(d)	(2.34)	21.56	(9.79	)(d)	10,370	0.83	(e)	0.83	(e)	(0.37	)(e)	87
Year ended 02/28/11	18.34	0.05	5.51		5.56	23.90	30.32		12,656	0.87		0.88		0.24		155
Seven Months ended 02/28/10	15.48	(0.03)	2.89		2.86	18.34	18.47		6,883	0.87	(f)	0.87	(f)	(0.30	)(f)	38
Year ended 07/31/09(g)	15.72	(0.04)	(0.20)		(0.24)	15.48	(1.53)		5,843	1.00	(f)	1.00	(f)	(0.41	)(f)	104

Investor Class
Six months ended 08/31/11	23.76	(0.07)	(2.29	)(d)	(2.36)	21.40	(9.93	)(d)	626,007	1.08	(e)	1.08	(e)	(0.62	)(e)	87
Year ended 02/28/11	18.28	(0.00)	5.48		5.48	23.76	29.98		802,241	1.12		1.13		(0.01)		155
Seven Months ended 02/28/10	15.45	(0.05)	2.88		2.83	18.28	18.32		751,148	1.12	(f)	1.12	(f)	(0.55	)(f)	38
Year ended 07/31/09	20.40	(0.09)	(4.86)		(4.95)	15.45	(24.26)		711,934	1.21		1.21		(0.62)		104
Year ended 07/31/08	23.61	(0.10)	(3.11)		(3.21)	20.40	(13.60)		1,110,821	1.05		1.05		(0.45)		112
Year ended 07/31/07	18.85	(0.11)	4.87		4.76	23.61	25.25		1,560,651	1.03		1.03		(0.49)		99

Institutional Class
Six months ended 08/31/11	24.85	(0.03)	(2.39	)(d)	(2.42)	22.43	(9.74	)(d)	98,740	0.70	(e)	0.70	(e)	(0.24	)(e)	87
Year ended 02/28/11	19.03	0.08	5.74		5.82	24.85	30.58		84,504	0.72		0.72		0.40		155
Seven Months ended 02/28/10	16.05	(0.01)	2.99		2.98	19.03	18.57		100,629	0.67	(f)	0.67	(f)	(0.10	)(f)	38
Year ended 07/31/09	21.08	(0.02)	(5.01)		(5.03)	16.05	(23.86)		82,123	0.72		0.72		(0.13)		104
Year ended 07/31/08	24.31	(0.02)	(3.21)		(3.23)	21.08	(13.29)		185,683	0.66		0.66		(0.06)		112
Year ended 07/31/07	19.33	(0.02)	5.00		4.98	24.31	25.76		168,767	0.64		0.64		(0.10)		99

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(3.05), $(2.89), $(2.84), $(3.01), $(3.06), $(3.05) and $(3.15) for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $137,878, $13,399, $18,103, $3,102, $11,763, $754,187 and $92,114 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

16        Invesco Dynamics Fund

NOTE 12—Distribution of Settled Enforcement Actions Related to Market Timing

On May 23, 2008, the Securities and Exchange Commission (“SEC”) publicly posted its final approval of the Distribution Plan (“Distribution Plan”) for the distribution of monies placed into Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. (“IFG”) and the SEC. The Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The Distributions to eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds has commenced. The Distribution Plan includes a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. During the period, the Fund received a residual amount of $29,723,115 from the Fair Funds.

17        Invesco Dynamics Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$900.70	$5.16	$1,019.71	$5.48	1.08%

B	1,000.00	897.40	8.73	1,015.94	9.27	1.83

C	1,000.00	897.70	8.73	1,015.94	9.27	1.83

R	1,000.00	899.70	6.35	1,018.45	6.75	1.33

Y	1,000.00	902.10	3.97	1,020.96	4.22	0.83

Investor	1,000.00	900.70	5.16	1,019.71	5.48	1.08

Institutional	1,000.00	902.60	3.35	1,021.62	3.56	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

18        Invesco Dynamics Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Dynamics Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s considerations of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board

19        Invesco Dynamics Fund

concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mid-Cap Growth Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the fourth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was below the performance of the Index for the one year, three and five year periods. In response to an inquiry from the Board, Invesco Advisers indicated that much of the underperformance was concentrated in the second half of 2007 and in 2010, in each case as a result of stock selection. The Board was advised that a new lead manager for the Fund was hired in March 2011. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Dynamics Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

I-DYN-SAR-1	Invesco Distributors, Inc.

Invesco Global Real Estate Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: AGREX ▪ B: BGREX ▪ C: CGREX ▪ R: RGREX ▪ Y: ARGYX ▪ Institutional: IGREX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.79%

Class B Shares	-5.18

Class C Shares	-5.18

Class R Shares	-5.01

Class Y Shares	-4.66

Institutional Class Shares	-4.49

MSCI World Index▼ (Broad Market Index)	-9.21

FTSE EPRA/NAREIT Developed Real Estate Index▪ (Style-Specific Index)	-3.97

Lipper Global Real Estate Funds Category Average▼ (Peer Group)	-5.10

▼	Lipper Inc.; ▪Invesco, Bloomberg L.P.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and REITs.
     The Lipper Global Real Estate Funds Category Average represents an average of all funds in the Lipper Global Real Estate Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Global Real Estate Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable
sales charges

Class A Shares

Inception (4/29/05)		3.36%

5	Years	-2.74

1	Year	6.42

Class B Shares

Inception (4/29/05)		3.52%

5	Years	-2.70

1	Year	6.74

Class C Shares

Inception (4/29/05)		3.52%

5	Years	-2.39

1	Year	10.62

Class R Shares

Inception (4/29/05)		4.03%

5	Years	-1.90

1	Year	12.18

Class Y Shares

Inception		4.42%

5	Years	-1.48

1	Year	12.74

Institutional Class Shares

Inception (4/29/05)		4.78%

5	Years	-1.13

1	Year	13.22
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/29/05)		4.53%

5	Years	-0.20

1	Year	24.13

Class B Shares

Inception (4/29/05)		4.71%

5	Years	-0.16

1	Year	25.45

Class C Shares

Inception (4/29/05)		4.70%

5	Years	0.16

1	Year	29.45

Class R Shares

Inception (4/29/05)		5.22%

5	Years	0.67

1	Year	30.97

Class Y Shares

Inception		5.61%

5	Years	1.08

1	Year	31.76

Institutional Class Shares

Inception (4/29/05)		5.95%

5	Years	1.42

1	Year	32.11
of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.43%, 2.18%, 2.18%, 1.68%, 1.18% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco Global Real Estate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Global Real Estate Fund

Schedule of Investments

August 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.58%
Australia–8.75%
CFS Retail Property Trust	4,502,761	$8,700,357

Dexus Property Group	5,547,197	5,123,289

Goodman Group	11,949,900	8,351,533

GPT Group	1,715,619	5,754,812

Investa Office Fund	7,677,775	5,049,999

Stockland	4,594,700	14,759,587

Westfield Group	2,305,456	20,155,135

Westfield Retail Trust	3,609,262	10,146,477

		78,041,189

Austria–0.41%
Conwert Immobilien Invest S.E.	261,533	3,666,289

Canada–3.27%
Boardwalk REIT	110,304	5,646,447

Canadian REIT	31,700	1,128,327

Chartwell Seniors Housing REIT	593,100	4,361,475

H&R REIT	256,900	5,562,537

Primaris Retail REIT	282,100	5,987,170

RioCan REIT	247,800	6,471,500

		29,157,456

China–1.18%
Agile Property Holdings Ltd.	2,806,000	3,817,788

Country Garden Holdings Co.	4,188,000	1,858,874

Evergrande Real Estate Group Ltd.	5,124,000	3,180,436

Shimao Property Holdings Ltd.	1,528,500	1,616,813

		10,473,911

Finland–0.50%
Sponda Oyj	949,827	4,490,526

France–4.58%
Fonciere des Regions	36,658	3,055,298

Gecina S.A.	15,265	1,705,999

Klepierre	136,960	4,736,906

Mercialys	115,784	4,806,765

Societe Immobiliere de Location pour I’Industrie et le Commerce	29,175	3,416,006

Unibail-Rodamco S.E.	106,757	23,095,847

		40,816,821

Germany–0.63%
Deutsche Wohnen A.G.	177,122	2,625,418

GSW Immobilien AG(a)	92,082	2,970,625

		5,596,043

Hong Kong–12.03%
China Overseas Land & Investment Ltd.	5,893,330	12,588,332

China Resources Land Ltd.	1,884,000	3,090,844

Hang Lung Properties Ltd.	3,150,000	11,727,922

Henderson Land Development Co. Ltd.	424,000	2,486,272

Hongkong Land Holdings Ltd.	2,087,000	12,067,959

Hysan Development Co. Ltd.	762,000	3,102,494

Kerry Properties Ltd.	1,371,900	5,950,367

Link REIT (The)	2,348,500	8,202,861

Sino Land Co. Ltd.	2,260,000	3,473,139

Sun Hung Kai Properties Ltd.	2,259,000	31,956,895

Wharf Holdings Ltd. (The)	1,976,000	12,638,289

		107,285,374

Italy–0.20%
Beni Stabili S.p.A.	2,416,123	1,815,840

Japan–9.39%
Advance Residence Investment Corp.	457	955,017

AEON Mall Co., Ltd.	120,100	2,729,739

Frontier Real Estate Investment Corp.	237	2,188,311

Japan Prime Realty Investment Corp.	1,131	3,154,758

Japan Real Estate Investment Corp.	717	7,228,993

Japan Retail Fund Investment Corp.	604	909,779

Kenedix Realty Investment Corp.	147	522,803

Mitsubishi Estate Co. Ltd.	1,234,000	20,406,451

Mitsui Fudosan Co., Ltd.	1,030,000	17,444,075

Nippon Building Fund Inc.	703	7,546,898

Orix JREIT Inc.	281	1,357,612

Sumitomo Realty & Development Co., Ltd.	620,000	13,160,549

Tokyu Land Corp.	564,000	2,315,607

United Urban Investment Corp.	3,150	3,799,702

		83,720,294

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)	10,349,872	0

Netherlands–0.89%
Corio N.V.	136,153	7,926,835

Norway–0.10%
Norwegian Property ASA	499,891	900,285

Singapore–4.17%
Ascendas REIT	1,639,000	2,891,172

CapitaCommercial Trust	2,907,000	2,878,658

Capitaland Ltd.	3,497,500	7,609,575

CapitaMall Trust	4,252,563	6,603,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Real Estate Fund

	Shares	Value

Singapore–(continued)

CapitaMalls Asia Ltd.	1,992,000	$2,244,329

City Developments Ltd.	419,000	3,507,324

Global Logistic Properties Ltd.(a)	3,438,000	4,782,509

Keppel Land Ltd.	1,186,000	3,043,299

Suntec REIT	3,256,000	3,650,224

		37,210,887

Sweden–0.79%
Castellum A.B.	415,341	5,978,875

Wihlborgs Fastigheter AB	74,223	1,039,054

		7,017,929

Switzerland–1.24%
Swiss Prime Site AG(a)	124,510	11,060,690

United Kingdom–5.52%
Big Yellow Group PLC	592,424	2,530,964

British Land Co. PLC	1,039,561	9,098,531

Derwent London PLC	176,358	4,430,146

Great Portland Estates PLC	617,779	3,627,389

Hammerson PLC	983,768	6,519,163

Hansteen Holdings PLC	800,539	1,043,182

Land Securities Group PLC	895,049	10,704,148

Segro PLC	986,062	4,142,220

Shaftesbury PLC	623,229	4,830,272

Unite Group PLC	792,362	2,294,075

		49,220,090

United States–43.93%
Acadia Realty Trust	198,739	4,189,418

Alexandria Real Estate Equities, Inc.	138,867	10,110,906

American Campus Communities, Inc.	112,500	4,388,625

AvalonBay Communities, Inc.	135,387	18,464,079

Boston Properties, Inc.	164,818	17,188,869

BRE Properties, Inc.	79,312	3,986,221

Brookfield Office Properties, Inc.	766,152	12,903,530

Camden Property Trust	150,717	10,070,910

Developers Diversified Realty Corp.	48,700	603,393

DiamondRock Hospitality Co.	480,055	3,715,626

Digital Realty Trust, Inc.	165,843	9,909,119

Douglas Emmett, Inc.	313,555	5,656,532

Duke Realty Corp.	363,372	4,313,226

Equity Lifestyle Properties Inc.	3,579	246,665

Equity Residential	269,709	16,500,797

Essex Property Trust, Inc.	93,865	13,474,321

Extra Space Storage Inc.	167,400	3,599,100

Federal Realty Investment Trust	76,900	6,963,295

General Growth Properties, Inc.	484,511	6,608,730

HCP, Inc.	431,965	16,103,655

Health Care REIT, Inc.	298,918	15,232,861

Hersha Hospitality Trust	417,032	1,547,189

Highwoods Properties, Inc.	162,800	5,333,328

Host Hotels & Resorts Inc.	1,104,643	13,067,927

Kilroy Realty Corp.	135,657	4,847,025

Kimco Realty Corp.	582,600	10,312,020

Macerich Co. (The)	292,493	14,343,857

Mid-America Apartment Communities, Inc.	75,200	5,375,296

National Retail Properties Inc.	68,900	1,878,214

Piedmont Office Realty Trust Inc.–Class A	192,200	3,632,580

Prologis, Inc.	649,754	17,692,801

Public Storage	119,700	14,810,481

Regency Centers Corp.	166,683	6,877,341

Retail Opportunity Investments Corp.	268,228	3,001,471

Senior Housing Properties Trust	153,700	3,656,523

Simon Property Group, Inc.	324,520	38,131,100

SL Green Realty Corp.	108,858	7,863,902

Sovran Self Storage, Inc.	85,400	3,470,656

Starwood Hotels & Resorts Worldwide, Inc.	59,023	2,630,065

Taubman Centers, Inc.	22,600	1,302,438

UDR, Inc.	204,900	5,472,879

Ventas, Inc.	396,171	21,187,225

Vornado Realty Trust	244,696	21,021,833

		391,686,029

Total Common Stocks & Other Equity Interests (Cost $767,910,882)		870,086,488

Money Market Funds–1.21%
Liquid Assets Portfolio–Institutional Class(b)	5,381,187	5,381,187

Premier Portfolio–Institutional Class(b)	5,381,186	5,381,186

Total Money Market Funds (Cost $10,762,373)		10,762,373

TOTAL INVESTMENTS–98.79% (Cost $778,673,255)		880,848,861

OTHER ASSETS LESS LIABILITIES–1.21%		10,770,438

NET ASSETS–100.00%		$891,619,299

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Real Estate Fund

Portfolio Composition

By country, based on Net Assets
as of August 31, 2011

United States	43.9%

Hong Kong	12.0

Japan	9.4

Australia	8.8

United Kingdom	5.5

France	4.6

Singapore	4.2

Canada	3.3

Countries each less than 2.0% of portfolio	5.9

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Real Estate Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $767,910,882)	$870,086,488

Investments in affiliated money market funds, at value and cost	10,762,373

Total investments, at value (Cost $778,673,255)	880,848,861

Foreign currencies, at value (Cost $2,509,988)	2,507,929

Receivable for:
Investments sold	4,062,989

Fund shares sold	7,602,858

Dividends	2,669,194

Investment for trustee deferred compensation and retirement plans	15,451

Other assets	185,227

Total assets	897,892,509

Liabilities:
Payable for:
Investments purchased	3,164,553

Fund shares reacquired	1,567,371

Accrued fees to affiliates	1,340,974

Accrued other operating expenses	149,108

Trustee deferred compensation and retirement plans	51,204

Total liabilities	6,273,210

Net assets applicable to shares outstanding	$891,619,299

Net assets consist of:
Shares of beneficial interest	$1,055,131,227

Undistributed net investment income (loss)	(16,056,938)

Undistributed net realized gain (loss)	(249,674,675)

Unrealized appreciation	102,219,685

$891,619,299

Net assets:
Class A	$282,555,064

Class B	$12,499,156

Class C	$40,496,120

Class R	$12,698,917

Class Y	$191,112,268

Institutional Class	$352,257,774

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	27,605,302

Class B	1,223,747

Class C	3,962,966

Class R	1,241,245

Class Y	18,651,367

Institutional Class	34,402,924

Class A:
Net asset value per share	$10.24

Maximum offering price per share (Net asset value of $10.24 divided by 94.50%)	$10.84

Class B:
Net asset value and offering price per share	$10.21

Class C:
Net asset value and offering price per share	$10.22

Class R:
Net asset value and offering price per share	$10.23

Class Y:
Net asset value and offering price per share	$10.25

Institutional Class:
Net asset value and offering price per share	$10.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Real Estate Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,041,220)	$16,294,408

Dividends from affiliated money market funds	5,459

Total investment income	16,299,867

Expenses:
Advisory fees	3,339,888

Administrative services fees	129,178

Custodian fees	119,210

Distribution fees:
Class A	371,637

Class B	69,785

Class C	217,630

Class R	32,335

Transfer agent fees — A, B, C, R and Y	1,183,817

Transfer agent fees — Institutional	75,776

Trustees’ and officers’ fees and benefits	20,106

Other	304,305

Total expenses	5,863,667

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(10,493)

Net expenses	5,853,174

Net investment income	10,446,693

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	10,439,202

Foreign currencies	102,265

10,541,467

Change in net unrealized appreciation (depreciation) of:
Investment securities	(64,922,994)

Foreign currencies	52,441

(64,870,553)

Net realized and unrealized gain (loss)	(54,329,086)

Net increase (decrease) in net assets resulting from operations	$(43,882,393)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$10,446,693	$18,865,670

Net realized gain	10,541,467	29,916,887

Change in net unrealized appreciation (depreciation)	(64,870,553)	118,724,143

Net increase (decrease) in net assets resulting from operations	(43,882,393)	167,506,700

Distributions to shareholders from net investment income:
Class A	(2,269,611)	(11,395,313)

Class B	(53,947)	(541,881)

Class C	(168,136)	(1,537,039)

Class R	(82,039)	(487,430)

Class Y	(1,684,873)	(7,189,551)

Institutional Class	(3,379,480)	(12,925,889)

Total distributions from net investment income	(7,638,086)	(34,077,103)

Share transactions–net:
Class A	3,933,595	14,028,112

Class B	(1,791,387)	(2,447,479)

Class C	(1,945,551)	(1,634,300)

Class R	857,396	1,373,919

Class Y	18,888,030	32,986,861

Institutional Class	32,887,683	106,649,746

Net increase in net assets resulting from share transactions	52,829,766	150,956,859

Net increase in net assets	1,309,287	284,386,456

Net assets:
Beginning of period	890,310,012	605,923,556

End of period (includes undistributed net investment income (loss) of $(16,056,938) and $(18,865,545), respectively)	$891,619,299	$890,310,012

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return through growth of capital and current income.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

10        Invesco Global Real Estate Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount

11        Invesco Global Real Estate Fund

recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund will eliminate the 2% redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire

12        Invesco Global Real Estate Fund

but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Advisor did not waive fees and/or reimburse expenses under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $9,248.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $549.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

13        Invesco Global Real Estate Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $36,288 in front-end sales commissions from the sale of Class A shares and $7, $16,537 and $1,002 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$5,049,999	$72,991,190	$—	$78,041,189

Austria	—	3,666,289	—	3,666,289

Canada	29,157,456	—	—	29,157,456

China	—	10,473,911	—	10,473,911

Finland	4,490,526	—	—	4,490,526

France	34,373,915	6,442,906	—	40,816,821

Germany	5,596,043	—	—	5,596,043

Hong Kong	3,102,494	104,182,880	—	107,285,374

Italy	1,815,840	—	—	1,815,840

Japan	16,964,202	66,756,092	—	83,720,294

Malta	—	—	0	0

Netherlands	7,926,835	—	—	7,926,835

Norway	900,285	—	—	900,285

Singapore	24,414,219	12,796,668	—	37,210,887

Sweden	1,039,054	5,978,875	—	7,017,929

Switzerland	11,060,690	—	—	11,060,690

United Kingdom	49,220,090	—	—	49,220,090

United States	402,448,402	—	—	402,448,402

Total Investments	$597,560,050	$283,288,811	$0	$880,848,861

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended August 31, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $696.

14        Invesco Global Real Estate Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,820 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$111,491,245

February 28, 2018	111,447,142

Total capital loss carryforward	$222,938,387

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $256,227,219 and $207,698,420, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$66,063,241

Aggregate unrealized (depreciation) of investment securities	(19,869,496)

Net unrealized appreciation of investment securities	$46,193,745

Cost of investments for tax purposes is $834,655,116.

15        Invesco Global Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	3,890,188	$41,423,875	8,346,551	$83,352,663

Class B	36,564	389,456	107,495	1,064,931

Class C	297,913	3,182,822	641,720	6,411,402

Class R	321,042	3,423,652	571,281	5,709,619

Class Y	3,700,407	39,408,578	7,388,638	73,504,704

Institutional Class	6,548,537	70,063,174	13,752,218	138,156,232

Issued as reinvestment of dividends:
Class A	189,922	1,964,094	1,071,258	10,799,762

Class B	4,723	49,045	51,611	522,226

Class C	14,461	150,344	146,032	1,479,616

Class R	7,604	78,942	48,273	487,401

Class Y	145,643	1,507,467	698,690	7,036,089

Institutional Class	291,626	3,016,782	1,130,140	11,365,490

Automatic conversion of Class B shares to Class A shares:
Class A	50,576	543,144	132,960	1,327,223

Class B	(50,640)	(543,144)	(131,782)	(1,327,223)

Reacquired:(b)
Class A	(3,809,285)	(39,997,518)	(8,237,449)	(81,451,536)

Class B	(158,885)	(1,686,744)	(279,800)	(2,707,413)

Class C	(499,881)	(5,278,717)	(969,694)	(9,525,318)

Class R	(248,357)	(2,645,198)	(486,647)	(4,823,101)

Class Y	(2,066,592)	(22,028,015)	(4,815,470)	(47,553,932)

Institutional Class	(3,768,465)	(40,192,273)	(4,268,632)	(42,871,976)

Net increase in share activity	4,897,101	$52,829,766	14,897,393	$150,956,859

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $29,257 and $24,391 allocated among the classes based on relative net assets of each class for the six months ended August 31, 2011 and the year ended February 28, 2011, respectively.

16        Invesco Global Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)		unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 08/31/11	$10.83	$0.11		$(0.62)	$(0.51)	$(0.08)	$—	$(0.08)	$10.24	(4.79)%	$282,555	1.54	%(e)	1.54	%(e)	2.05	%(e)	23%
Year ended 02/28/11	9.01	0.24	(f)	2.03	2.27	(0.45)	—	(0.45)	10.83	25.61	295,582	1.43		1.43		2.46	(f)	80
Seven months ended 02/28/10	8.22	0.09		0.93	1.02	(0.23)	—	(0.23)	9.01	12.36	233,895	1.40	(g)	1.40	(g)	1.68	(g)	46
Year ended 07/31/09	11.54	0.22		(3.44)	(3.22)	(0.09)	(0.01)	(0.10)	8.22	(27.79)	208,752	1.59		1.59		2.79		78
Year ended 07/31/08	14.88	0.23		(2.19)	(1.96)	(0.90)	(0.48)	(1.38)	11.54	(14.46)	390,981	1.38		1.38		1.66		59
Year ended 07/31/07	13.50	0.18		1.83	2.01	(0.47)	(0.16)	(0.63)	14.88	14.88	481,099	1.36		1.36		1.12		46
Year ended 07/31/06	10.99	0.18		2.57	2.75	(0.23)	(0.01)	(0.24)	13.50	25.31	162,427	1.41		1.57		1.39		31

Class B
Six months ended 08/31/11	10.81	0.07		(0.63)	(0.56)	(0.04)	—	(0.04)	10.21	(5.18)	12,499	2.29	(e)	2.29	(e)	1.30	(e)	23
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.75	15,047	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.21	0.05		0.93	0.98	(0.20)	—	(0.20)	8.99	11.85	14,780	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.53	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.21	(28.35)	14,870	2.34		2.34		2.04		78
Year ended 07/31/08	14.86	0.13		(2.19)	(2.06)	(0.79)	(0.48)	(1.27)	11.53	(15.09)	32,535	2.13		2.13		0.91		59
Year ended 07/31/07	13.49	0.06		1.83	1.89	(0.36)	(0.16)	(0.52)	14.86	14.02	53,038	2.11		2.11		0.37		46
Year ended 07/31/06	10.98	0.09		2.57	2.66	(0.14)	(0.01)	(0.15)	13.49	24.41	20,860	2.16		2.32		0.64		31

Class C
Six months ended 08/31/11	10.81	0.07		(0.62)	(0.55)	(0.04)	—	(0.04)	10.22	(5.18)	40,496	2.29	(e)	2.29	(e)	1.30	(e)	23
Year ended 02/28/11	8.99	0.17	(f)	2.03	2.20	(0.38)	—	(0.38)	10.81	24.74	44,885	2.18		2.18		1.71	(f)	80
Seven months ended 02/28/10	8.22	0.05		0.92	0.97	(0.20)	—	(0.20)	8.99	11.71	38,957	2.15	(g)	2.15	(g)	0.93	(g)	46
Year ended 07/31/09	11.54	0.16		(3.43)	(3.27)	(0.04)	(0.01)	(0.05)	8.22	(28.33)	36,020	2.34		2.34		2.04		78
Year ended 07/31/08	14.86	0.13		(2.18)	(2.05)	(0.79)	(0.48)	(1.27)	11.54	(15.02)	77,201	2.13		2.13		0.91		59
Year ended 07/31/07	13.50	0.06		1.82	1.88	(0.36)	(0.16)	(0.52)	14.86	13.93	112,613	2.11		2.11		0.37		46
Year ended 07/31/06	10.98	0.09		2.58	2.67	(0.14)	(0.01)	(0.15)	13.50	24.50	35,932	2.16		2.32		0.64		31

Class R
Six months ended 08/31/11	10.83	0.10		(0.63)	(0.53)	(0.07)	—	(0.07)	10.23	(5.01)	12,699	1.79	(e)	1.79	(e)	1.80	(e)	23
Year ended 02/28/11	9.00	0.22	(f)	2.04	2.26	(0.43)	—	(0.43)	10.83	25.44	12,571	1.68		1.68		2.21	(f)	80
Seven months ended 02/28/10	8.22	0.08		0.92	1.00	(0.22)	—	(0.22)	9.00	12.10	9,254	1.65	(g)	1.65	(g)	1.43	(g)	46
Year ended 07/31/09	11.54	0.19		(3.43)	(3.24)	(0.07)	(0.01)	(0.08)	8.22	(27.97)	7,545	1.84		1.84		2.54		78
Year ended 07/31/08	14.87	0.19		(2.17)	(1.98)	(0.87)	(0.48)	(1.35)	11.54	(14.63)	7,032	1.63		1.63		1.41		59
Year ended 07/31/07	13.50	0.14		1.82	1.96	(0.43)	(0.16)	(0.59)	14.87	14.52	3,610	1.61		1.61		0.87		46
Year ended 07/31/06	10.99	0.15		2.57	2.72	(0.20)	(0.01)	(0.21)	13.50	25.00	1,104	1.66		1.82		1.14		31

Class Y
Six months ended 08/31/11	10.85	0.12		(0.62)	(0.50)	(0.10)	—	(0.10)	10.25	(4.66)	191,112	1.29	(e)	1.29	(e)	2.30	(e)	23
Year ended 02/28/11	9.02	0.27	(f)	2.03	2.30	(0.47)	—	(0.47)	10.85	26.01	182,981	1.18		1.18		2.71	(f)	80
Seven months ended 02/28/10	8.23	0.10		0.93	1.03	(0.24)	—	(0.24)	9.02	12.48	122,613	1.15	(g)	1.15	(g)	1.93	(g)	46
Year ended 07/31/09(h)	9.58	0.17		(1.44)	(1.27)	(0.07)	(0.01)	(0.08)	8.23	(13.03)	52,830	1.40	(g)	1.40	(g)	2.98	(g)	78

Institutional Class
Six months ended 08/31/11	10.83	0.14		(0.62)	(0.48)	(0.11)	—	(0.11)	10.24	(4.49)	352,258	0.91	(e)	0.91	(e)	2.68	(e)	23
Year ended 02/28/11	9.00	0.30	(f)	2.03	2.33	(0.50)	—	(0.50)	10.83	26.37	339,244	0.91		0.91		2.98	(f)	80
Seven months ended 02/28/10	8.21	0.11		0.93	1.04	(0.25)	—	(0.25)	9.00	12.64	186,423	0.91	(g)	0.91	(g)	2.17	(g)	46
Year ended 07/31/09	11.53	0.26		(3.43)	(3.17)	(0.14)	(0.01)	(0.15)	8.21	(27.36)	88,071	0.98		0.98		3.40		78
Year ended 07/31/08	14.86	0.28		(2.16)	(1.88)	(0.97)	(0.48)	(1.45)	11.53	(13.99)	62,633	0.91		0.91		2.13		59
Year ended 07/31/07	13.49	0.25		1.81	2.06	(0.53)	(0.16)	(0.69)	14.86	15.29	11,289	0.91		0.91		1.57		46
Year ended 07/31/06	10.99	0.23		2.54	2.77	(0.26)	(0.01)	(0.27)	13.49	25.57	9,422	1.09		1.10		1.71		31

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $295,694, $13,881, $43,289, $12,864, $190,630 and $343,433 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets includes a special cash dividend received of $2.63 per share of Westfield Group on December 13, 2010. Net investment income per share and the ratio of net investment income excluding the special dividend are $0.18 and 1.81%; $0.10 and 1.06%; $0.10 and 1.06%; $0.15 and 1.56%; $0.20 and 2.06%; and $0.23 and 2.33% for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(g)	Annualized.
(h)	Commencement date of October 3, 2008.

17        Invesco Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$952.10	$7.56	$1,017.39	$7.81	1.54%

B	1,000.00	948.20	11.21	1,013.62	11.59	2.29

C	1,000.00	948.20	11.21	1,013.62	11.59	2.29

R	1,000.00	949.90	8.77	1,016.14	9.07	1.79

Y	1,000.00	953.40	6.33	1,018.65	6.55	1.29

Institutional	1,000.00	955.10	4.46	1,020.58	4.61	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

18        Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Global Real Estate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth

19        Invesco Global Real Estate Fund

quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods (there being no Index data for the five year period). Invesco Advisers advised the Board that short and intermediate term performance had been challenged due to the quality bias of the Fund. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund advised by Invesco Advisers and below the total account fee of a mutual fund subadvised by Invesco Advisers. The Board also noted that Invesco Advisers sub-advises an off-shore fund with comparable investment strategies, but did not consider that to be an apt comparison as the management fee includes more than advisory fees.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Global Real Estate Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

GRE-SAR-1	Invesco Distributors, Inc.

Invesco High Yield Fund
Semiannual Report to Shareholders ■ August 31, 2011
Nasdaq:
A: AMHYX ▪ B: AHYBX ▪ C: AHYCX ▪ Y: AHHYX
Investor: HYINX ▪ Institutional: AHIYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
27	Financial Highlights
28	Fund Expenses
29	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.75%

Class B Shares	-4.09

Class C Shares	-4.13

Class Y Shares	-3.61

Investor Class Shares	-3.75

Institutional Class Shares	-3.60

Barclays Capital U.S. Aggregate Index▼(Broad Market Index)	5.49

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼(Style-Specific Index)	-1.57

Lipper High Current Yield Bond Funds Index▼(Peer Group Index)	-2.86

▼	Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuerare capped at 2%.
     The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high yield bond funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco High Yield Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

Class A Shares

Inception (7/11/78)		7.67%

10	Years	6.09

5	Years	5.90

1	Year	-0.45

Class B Shares

Inception (9/1/93)		3.99%

10	Years	5.98

5	Years	5.87

1	Year	-1.03

Class C Shares

Inception (8/4/97)		1.89%

10	Years	5.81

5	Years	6.15

1	Year	2.85

Class Y Shares

10	Years	6.71%

5	Years	7.15

1	Year	4.88

Investor Class Shares

10	Years	6.63%

5	Years	6.97

1	Year	4.60

Institutional Class Shares

10	Years	6.93%

5	Years	7.36

1	Year	4.98
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (7/11/78)		7.84%

10	Years	6.64

5	Years	7.30

1	Year	8.25

Class B Shares

Inception (9/1/93)		4.27%

10	Years	6.52

5	Years	7.23

1	Year	7.53

Class C Shares

Inception (8/4/97)		2.22%

10	Years	6.35

5	Years	7.53

1	Year	11.55

Class Y Shares

10	Years	7.23%

5	Years	8.46

1	Year	13.66

Investor Class Shares

10	Years	7.17%

5	Years	8.35

1	Year	13.37

Institutional Class Shares

10	Years	7.47%

5	Years	8.75

1	Year	13.81
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and
Institutional Class shares was 0.89%, 1.64%, 1.64%, 0.64%, 0.89% and 0.59%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares was 0.98%, 1.73%, 1.73%, 0.73%, 0.98% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

3 Invesco High Yield Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco High Yield Fund

Schedule of Investments(a)

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–85.17%
Aerospace & Defense–1.44%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$565,000	$567,825

BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	1,310,000	1,355,850

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	1,160,000	1,265,850

7.75%, 03/15/20(b)	3,475,000	3,831,188

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	990,000	933,075

7.13%, 03/15/21(b)	1,485,000	1,401,469

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	2,090,000	2,090,000

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 12/15/18(b)	818,000	838,450

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	5,039,000	5,227,962

		17,511,669

Airlines–3.10%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	1,241,748	1,098,947

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	1,705,000	1,564,337

Continental Airlines Inc., Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	338,421	333,345

Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	4,609,641	4,563,544

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	2,891,241	3,165,909

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	2,421,230	2,403,071

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	845,000	897,812

Sr. Sec. Notes, 9.50%, 09/15/14(b)	3,729,000	3,840,870

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	112,731	113,295

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	2,623,793	2,643,472

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	1,305,000	1,194,075

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	1,600,000	1,472,000

UAL Corp., Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	612,558	599,924

Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	1,830,771	1,688,886

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	3,000,098	3,285,107

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	2,625,658	2,756,941

Series 2009-2, Class A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	2,507,944	2,752,469

US Airways, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	3,508,679	3,219,213

		37,593,217

Alternative Carriers–1.06%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	3,845,000	4,037,250

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	3,790,000	3,960,550

Level 3 Escrow Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	2,165,000	2,110,875

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	831,000	839,310

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	1,905,000	1,895,475

		12,843,460

Aluminum–0.13%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	1,532,100	1,567,530

Apparel Retail–1.22%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	3,969,000	4,197,217

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	4,176,000	3,972,420

J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	2,810,000	2,500,900

Ltd. Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	2,840,000	3,216,300

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	590,000	601,800

7.00%, 05/01/20	345,000	357,938

		14,846,575

Apparel, Accessories & Luxury Goods–2.11%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	3,625,000	3,588,750

Jones Group, Inc. Sr. Unsec. Notes, 6.88%, 03/15/19	9,078,000	8,601,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–(continued)

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	$6,785,000	$6,581,450

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	7,280,000	6,806,800

		25,578,405

Asset Management & Custody Banks–0.21%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	1,874,000	1,770,930

Travelport LLC/Travelport Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	970,000	790,550

		2,561,480

Auto Parts & Equipment–0.89%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	4,997,000	4,722,165

Dana Holding Corp., Sr. Unsec. Gtd. Notes, 6.50%, 02/15/19	1,260,000	1,244,250

Sr. Unsec. Notes, 6.75%, 02/15/21	1,950,000	1,925,625

Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	1,020,000	1,040,400

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	1,810,000	1,891,450

		10,823,890

Automobile Manufacturers–0.98%
Chrysler Group LLC/ Chrysler Group Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	2,075,000	1,794,875

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	6,425,000	7,067,500

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.88%, 08/02/21	2,720,000	2,733,600

Motors Liquidation Corp., Sr. Unsec. Global Notes, 01/15/49(c)(d)	6,310,000	78,875

07/15/49(c)(d)	13,555,000	169,437

		11,844,287

Biotechnology–0.28%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	1,135,000	1,146,350

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	1,375,000	1,041,563

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	1,240,000	1,227,600

		3,415,513

Broadcasting–0.78%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	2,355,000	2,296,125

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	5,925,000	4,888,125

Nielsen Finance LLC/Co., Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	2,250,000	2,334,375

		9,518,625

Building Materials–0.22%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	3,175,000	2,651,125

Building Products–4.55%
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	7,628,000	6,674,500

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	5,255,000	5,386,375

Sr. Unsec. Notes, 6.75%, 05/01/21(b)	1,899,000	1,832,535

6.88%, 08/15/18(b)	7,414,000	7,339,860

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	4,480,000	4,424,000

Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	12,866,000	11,129,090

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	2,640,000	2,547,600

Ply Gem Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	3,715,000	3,691,781

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	8,015,000	7,814,625

USG Corp., Sr. Unsec. Gtd. Notes, 8.38%, 10/15/18(b)	450,000	396,000

9.75%, 08/01/14(b)	1,560,000	1,521,000

Sr. Unsec. Notes, 9.75%, 01/15/18	2,680,000	2,408,650

		55,166,016

Cable & Satellite–1.08%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	4,110,000	4,392,562

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	8,600,000	8,729,000

		13,121,562

Casinos & Gaming–5.46%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	2,198,000	2,247,455

Boyd Gaming Corp., Sr. Unsec. Notes, 9.13%, 12/01/18(b)	570,000	535,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming–(continued)

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/18	$1,330,000	$1,057,350

Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	3,395,000	3,692,063

12.75%, 04/15/18	3,765,000	3,332,025

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	7,086,000	5,137,350

CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	1,140,030	1,115,804

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	280,000	277,900

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	1,695,000	1,635,675

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	1,425,000	1,373,344

Sr. Unsec. Gtd. Global Notes, 6.75%, 04/01/13	4,518,000	4,495,410

6.63%, 07/15/15	7,275,000	6,711,187

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	1,765,000	1,811,331

Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	680,000	710,600

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	4,840,000	5,057,800

Scientific Games Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 09/15/18	585,000	590,850

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	3,016,000	3,114,020

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	1,475,000	1,475,000

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	3,555,000	3,163,950

Sr. Sec. Notes, 9.13%, 02/01/15(b)	6,650,000	6,450,500

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	10,045,000	10,999,275

Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	1,130,000	1,228,522

		66,213,211

Coal & Consumable Fuels–0.40%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	1,025,000	1,014,750

6.25%, 06/01/21	515,000	505,988

Arch Coal Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	1,630,000	1,650,375

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	495,000	528,412

8.25%, 04/01/20	1,040,000	1,123,200

		4,822,725

Communications Equipment–0.72%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	8,245,000	7,544,175

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	1,145,000	1,150,725

		8,694,900

Computer & Electronics Retail–0.11%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	550,000	512,875

Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	865,000	843,375

		1,356,250

Computer Storage & Peripherals–0.33%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/20	1,295,000	1,246,438

Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	1,333,000	1,269,682

7.75%, 12/15/18(b)	1,510,000	1,525,100

		4,041,220

Construction & Engineering–1.57%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	1,555,000	1,601,650

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	1,085,000	1,036,175

MasTec Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	6,665,000	6,698,325

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	10,840,000	9,674,700

		19,010,850

Construction & Farm Machinery & Heavy Trucks–1.33%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	2,640,000	2,877,600

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	730,000	777,450

Commercial Vehicle Group Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	4,244,000	4,053,020

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	2,215,000	2,215,000

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	4,294,000	4,444,290

Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	1,665,000	1,756,575

		16,123,935

Construction Materials–1.38%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	5,825,000	5,079,302

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	680,000	507,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Yield Fund

	Principal
	Amount	Value

Construction Materials–(continued)

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	$4,225,000	$3,675,750

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	7,435,000	6,784,437

U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	693,000	734,580

		16,781,519

Consumer Finance–1.77%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	2,205,000	2,193,975

8.00%, 03/15/20	5,660,000	5,787,350

8.00%, 11/01/31	6,082,000	5,945,155

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	3,138,000	3,498,870

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	3,865,000	4,087,237

		21,512,587

Data Processing & Outsourced Services–0.66%
CoreLogic Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	6,117,000	5,780,565

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	1,120,000	1,080,800

7.63%, 11/15/20	1,120,000	1,086,400

		7,947,765

Department Stores–0.21%
Sears Holdings Corp., Sr. Sec. Gtd. Notes, 6.63%, 10/15/18(b)	3,060,000	2,555,100

Distillers & Vintners–0.39%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	1,000,000	735,000

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	3,776,000	4,012,000

		4,747,000

Diversified Banks–0.10%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)(g)	2,209,000	1,203,905

Diversified Metals & Mining–0.50%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	1,397,000	1,318,529

Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	510,000	466,650

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	4,195,000	4,271,260

		6,056,439

Diversified Support Services–0.04%
Mobile Mini Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	555,000	541,125

Electric Utilities–0.30%
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	1,075,295	873,677

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	3,845,000	2,787,625

		3,661,302

Electrical Components & Equipment–0.25%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	1,695,000	1,805,175

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	1,244,000	1,244,000

		3,049,175

Electronic Manufacturing Services–0.27%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	3,558,000	3,326,730

Environmental & Facilities Services–0.37%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	2,252,000	2,387,120

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	2,040,000	2,070,600

		4,457,720

Food Retail–0.39%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	2,060,000	1,709,800

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	3,320,000	3,037,800

		4,747,600

Forest Products–0.26%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	3,875,000	3,022,500

Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	470,000	152,750

		3,175,250

Gas Utilities–0.58%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	3,840,000	3,465,600

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	3,419,000	3,513,023

		6,978,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Yield Fund

	Principal
	Amount	Value

Health Care Equipment–0.44%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	$3,360,000	$3,477,600

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	554,000	515,220

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	1,474,000	1,363,450

		5,356,270

Health Care Facilities–2.36%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	4,994,000	5,306,125

Sr. Unsec. Notes, 7.19%, 11/15/15	2,230,000	2,218,850

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	1,405,000	1,387,438

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	1,430,000	1,433,575

7.75%, 09/15/22	1,465,000	1,472,325

8.13%, 02/15/20	1,245,000	1,257,450

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(e)	2,072,000	1,906,240

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	1,915,000	2,120,862

Sr. Unsec. Global Notes, 9.25%, 02/01/15	9,300,000	9,834,750

8.00%, 08/01/20	1,678,000	1,631,855

		28,569,470

Health Care Services–0.68%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	1,075,000	1,049,469

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	3,420,000	3,343,050

Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	3,840,000	3,864,000

		8,256,519

Health Care Supplies–0.13%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	1,545,000	1,521,825

Health Care Technology–0.42%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	5,185,000	5,094,263

Home Improvement Retail–0.17%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	2,205,000	2,094,750

Homebuilding–1.24%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	3,393,000	2,476,890

8.13%, 06/15/16	4,450,000	3,137,250

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	5,966,000	5,339,570

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	1,607,000	1,486,475

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	1,530,000	1,419,075

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	1,355,000	1,192,400

		15,051,660

Hotels, Resorts & Cruise Lines–0.59%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	2,230,000	2,269,025

7.50%, 10/15/27	2,024,000	1,943,040

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	2,240,000	2,464,000

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	510,000	517,013

		7,193,078

Household Products–0.47%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	5,796,000	5,680,080

Housewares & Specialties–0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	335,000	333,325

Independent Power Producers & Energy Traders–1.02%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	3,310,000	3,475,500

8.00%, 10/15/17	3,905,000	4,119,775

AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	3,560,529	3,711,851

Dynegy Holdings Inc., Sr. Unsec. Global Notes, 7.75%, 06/01/19	1,800,000	1,107,000

		12,414,126

Industrial Conglomerates–0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	3,260,000	28,525

Industrial Machinery–0.62%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	4,650,000	4,673,250

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	415,000	394,250

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	2,350,000	2,444,000

		7,511,500

Industrial REIT’s–0.14%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	1,560,000	1,669,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Yield Fund

	Principal
	Amount	Value

Integrated Telecommunication Services–1.26%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	$3,030,000	$2,893,650

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	2,210,000	2,154,750

7.25%, 10/15/20(b)	4,240,000	4,112,800

7.50%, 04/01/21(b)	6,225,000	6,069,375

		15,230,575

Internet Software & Services–0.39%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	390,000	399,750

8.13%, 03/01/18	4,050,000	4,343,625

		4,743,375

Investment Banking & Brokerage–0.76%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	4,720,000	5,149,274

E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	1,380,000	1,421,400

7.88%, 12/01/15	2,600,000	2,587,000

		9,157,674

Leisure Facilities–0.31%
AMC Entertainment, Inc., Sr. Gtd. Global Sub. Notes, 9.75%, 12/01/20	2,840,000	2,754,800

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	1,070,000	1,027,200

		3,782,000

Leisure Products–0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	580,000	566,950

Life Sciences Tools & Services–0.22%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	2,815,000	2,695,363

Marine–0.22%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(b)	950,000	490,438

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	558,000	468,720

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	1,725,000	1,694,812

		2,653,970

Movies & Entertainment–1.13%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	4,579,000	4,596,171

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	2,620,000	2,764,100

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	6,175,000	6,360,250

		13,720,521

Multi-Line Insurance–2.71%
American International Group Inc., Jr. Unsec. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(e)	6,455,000	6,422,725

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,140,000	2,083,825

Hartford Financial Services Group Inc., Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	3,115,000	3,155,740

Sr. Unsec. Gtd. Global Notes, 5.95%, 10/15/36	1,250,000	1,106,028

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	7,015,000	6,629,175

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	955,000	932,349

Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	2,140,000	2,640,496

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	8,040,000	9,921,776

		32,892,114

Multi-Sector Holdings–0.24%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	2,600,000	2,509,000

Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	450,000	384,750

		2,893,750

Office Services & Supplies–0.53%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	5,700,000	5,514,750

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	870,000	893,925

		6,408,675

Oil & Gas Equipment & Services–1.06%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	4,995,000	5,144,850

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	1,195,000	1,171,100

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	4,470,000	4,400,156

SESI LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	2,113,000	2,102,435

		12,818,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–6.66%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	$1,500,000	$1,466,250

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	5,465,000	5,219,075

8.88%, 02/01/17	3,855,000	3,845,362

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	1,455,000	1,538,663

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	1,915,000	1,946,119

6.63%, 08/15/20	2,496,000	2,617,680

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	3,721,000	3,846,584

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	1,310,000	1,347,663

7.38%, 10/01/20	3,095,000	3,230,406

8.25%, 10/01/19	1,835,000	1,988,681

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	7,605,000	5,931,900

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	5,988,000	5,748,480

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	2,399,000	2,393,002

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	4,517,000	4,799,312

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	3,991,000	4,180,572

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	3,170,000	3,173,544

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	6,007,000	7,028,190

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	4,638,000	5,391,675

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	1,005,000	1,085,400

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	3,425,000	3,527,750

8.63%, 10/15/19	1,410,000	1,536,900

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	4,825,000	4,873,250

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	2,160,000	2,170,800

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	1,895,000	1,916,319

		80,803,577

Oil & Gas Refining & Marketing–0.89%
SunCoke Energy Inc., Sr. Unsec. Gtd. Notes, 7.63%, 08/01/19(b)	635,000	625,475

Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	1,617,000	1,647,319

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	8,365,000	8,511,387

		10,784,181

Oil & Gas Storage & Transportation–2.81%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	1,632,000	1,566,720

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	4,770,000	4,770,000

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	3,910,000	4,051,738

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	2,645,000	2,516,056

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	755,000	761,606

Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	6,330,000	6,733,537

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	5,655,000	4,806,750

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	3,300,000	3,386,625

Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	4,055,000	3,963,763

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	1,545,000	1,506,375

		34,063,170

Other Diversified Financial Services–1.64%
International Lease Finance Corp., Sr. Sec. Notes, 6.75%, 09/01/16(b)	3,045,000	3,081,159

7.13%, 09/01/18(b)	3,045,000	3,083,063

Sr. Unsec. Global Notes, 5.75%, 05/15/16	895,000	825,078

6.25%, 05/15/19	1,385,000	1,256,888

8.63%, 09/15/15	3,190,000	3,259,781

8.75%, 03/15/17	6,719,000	6,899,573

Sr. Unsec. Notes, 8.25%, 12/15/20	1,485,000	1,512,844

		19,918,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Yield Fund

	Principal
	Amount	Value

Packaged Foods & Meats–0.30%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	$2,725,000	$2,725,000

Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(b)	825,000	858,000

		3,583,000

Paper Packaging–0.33%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	4,111,000	3,997,948

Paper Products–1.61%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	7,275,000	7,129,500

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	3,310,000	3,310,000

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	3,310,000	3,305,862

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	3,258,000	2,891,475

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	1,210,000	1,226,638

7.13%, 05/01/16	1,585,000	1,606,794

		19,470,269

Personal Products–0.11%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	565,000	562,175

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	810,000	775,575

		1,337,750

Pharmaceuticals–1.17%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	1,110,000	1,159,950

ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	855,000	791,944

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	1,430,000	1,474,687

8.75%, 10/15/16	860,000	883,650

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	710,000	717,100

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	2,225,000	2,202,750

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	1,440,000	1,519,200

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	1,435,000	1,338,138

6.75%, 08/15/21(b)	4,085,000	3,605,012

7.00%, 10/01/20(b)	565,000	511,325

		14,203,756

Property & Casualty Insurance–0.34%
QBE Capital Funding III Ltd. (Botswana), Unsec. Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(e)	945,000	914,288

XL Group PLC (Ireland), Series E, Jr. Sub. Global Pfd. Bonds, 6.50%(e)(f)	3,595,000	3,199,550

		4,113,838

Publishing–0.03%
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	465,000	416,175

Railroads–0.02%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	274,000	274,685

Real Estate Services–0.28%
CB Richard Ellis Service Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	3,460,000	3,399,450

Regional Banks–1.97%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	1,140,000	946,200

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	2,683,000	2,673,889

PNC Financial Services Group Inc., Series O, Jr. Unsec. Sub. Variable Rate Pfd. Notes, 6.75%(e)	1,880,000	1,818,900

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	2,500,000	2,162,500

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	6,950,000	5,942,250

Susquehanna Capital II, Jr. Unsec. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	2,520,000	2,695,295

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	4,790,000	4,119,400

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	3,560,000	3,577,800

		23,936,234

Research & Consulting Services–0.33%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	4,065,000	4,034,513

Satellites–0.25%
EH Holding Corp., Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	1,899,000	1,908,495

Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	1,079,000	1,079,000

		2,987,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Yield Fund

	Principal
	Amount	Value

Semiconductor Equipment–0.72%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	$4,805,000	$4,805,000

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	2,130,000	1,996,875

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	2,035,000	1,963,775

		8,765,650

Semiconductors–0.86%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	3,184,000	3,359,120

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	2,830,000	2,716,800

10.75%, 08/01/20	3,369,000	3,562,717

NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Notes, 9.75%, 08/01/18(b)	740,000	780,700

		10,419,337

Specialized Consumer Services–0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	670,000	664,975

Specialized Finance–0.80%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	9,894,000	9,671,385

Specialized REIT’s–0.51%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	3,335,000	3,301,650

Sr. Unsec. Notes, 5.88%, 06/15/19(b)	810,000	803,925

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)	2,230,000	2,135,225

		6,240,800

Specialty Chemicals–1.20%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	4,325,000	4,384,469

Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	1,140,000	1,199,850

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	2,330,000	2,380,969

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	6,313,000	6,526,063

		14,491,351

Specialty Properties–0.20%
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	2,570,000	2,467,200

Specialty Stores–0.18%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Global Notes, 13%, 11/01/16(h)	2,080,000	2,121,600

Steel–1.20%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	4,495,000	4,135,400

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	615,000	583,133

7.75%, 04/01/18(b)	1,585,000	1,494,864

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	3,853,000	3,747,063

7.00%, 11/01/15(b)	513,000	517,489

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	3,572,000	3,429,120

7.38%, 04/01/20	640,000	611,200

		14,518,269

Systems Software–0.83%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	9,545,000	8,900,713

Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	1,093,000	1,147,650

		10,048,363

Tires & Rubber–0.55%
Cooper Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 8.00%, 12/15/19	6,269,000	6,300,345

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	305,000	321,775

		6,622,120

Trading Companies & Distributors–2.25%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	6,870,000	6,663,900

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	8,992,000	8,969,520

Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	1,660,000	1,568,700

7.38%, 01/15/21(b)	4,205,000	4,047,312

7.50%, 10/15/18(b)	2,895,000	2,880,525

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	1,598,000	1,590,010

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	1,615,000	1,518,100

		27,238,067

Wireless Telecommunication Services–4.45%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	10,575,000	10,046,250

Sr. Unsec. Gtd. Conv. Putable Notes, 8.25%, 12/01/17(b)	905,000	640,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Yield Fund

	Principal
	Amount		Value

Wireless Telecommunication Services–(continued)

Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		$3,975,000	$4,049,531

7.75%, 10/15/20		6,775,000	6,063,625

Sr. Unsec. Notes, 7.75%, 10/15/20(b)		1,665,000	1,506,825

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		1,930,000	1,927,588

Digicel Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 8.25%, 09/01/17(b)		3,975,000	3,915,375

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		5,015,000	4,714,100

7.88%, 09/01/18		1,990,000	2,026,069

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		2,295,000	2,415,487

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		2,182,000	2,127,450

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		3,135,000	3,299,587

VimpelCom (Ireland), Sec. Notes, 6.49%, 02/02/16(b)		800,000	785,000

7.75%, 02/02/21(b)		1,000,000	968,407

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		550,000	522,500

11.75%, 07/15/17(b)		8,579,000	8,922,160

			53,930,242

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,049,729,151)			1,032,910,170

Non-U.S. Dollar Denominated Bonds & Notes–10.99%(i)
Belgium–0.32%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	3,465,000	3,896,228

Canada–0.33%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	3,729,000	3,979,987

Croatia–0.35%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	3,030,000	4,245,362

Czech Republic–0.19%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	1,660,000	2,278,076

France–0.03%
CMA CGM S.A., Sr. Unsec. Notes, 8.88%, 04/15/19(b)	EUR	650,000	422,658

Germany–0.83%
Kabel Deutschland Vetrieb und Service GmbH & Co. K.G., Sr. Sec. Notes, 6.50%, 06/29/18(b)	EUR	2,835,000	4,007,637

KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	3,545,000	4,253,628

Styrolution GmbH, Sr. Sec. Notes, 7.63%, 05/15/16(b)	EUR	1,500,000	1,821,397

			10,082,662

Ireland–1.56%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	4,950,000	6,286,246

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 6.25%, 06/16/14	EUR	4,110,000	5,651,164

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	5,525,000	6,966,846

			18,904,256

Luxembourg–2.15%
Boardriders S.A., Sr. Unsec. Notes, 8.88%, 12/15/17(b)	EUR	600,000	857,889

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	2,460,000	3,088,724

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	2,990,000	4,017,349

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	855,000	1,111,915

Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	1,155,000	1,485,463

M&G Finance Luxembourg S.A., Jr. Unsec. Gtd. Sub. Variable Rate Euro Notes, 7.50%(e)(f)	EUR	4,400,000	2,987,523

Mark IV Europe Lux SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	3,025,000	4,281,721

TMD Friction Finance S.A., REGS, Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	4,415,000	6,439,590

Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	1,365,000	1,811,940

			26,082,114

Netherlands–2.08%
Boats Investments B.V., REGS, Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17(b)	EUR	1,095,003	1,100,216

Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.36%, 05/01/15(b)(e)	EUR	3,480,000	4,075,619

Elster Finance B.V., REGS, Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	3,475,000	4,656,509

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	4,655,000	6,271,158

Polish Television Holding B.V. REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(h)	EUR	1,585,000	2,289,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Yield Fund

	Principal
	Amount		Value

Netherlands–(continued)

Refresco Group B.V., Sr. Sec. Gtd. Bonds, 7.38%, 05/15/18(b)	EUR	700,000	$915,369

Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	4,195,000	5,922,721

			25,230,625

Sweden–0.29%
TVN Finance Corp., II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	2,290,000	3,471,720

United Kingdom–2.65%
Bakkavor Finance 2 PLC, Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	3,620,000	4,144,100

Exova Ltd., Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	3,505,000	5,691,248

Infinis PLC, Sr. Sec. Notes, 9.13%, 12/15/14(b)	GBP	1,135,000	1,843,013

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	2,185,000	2,872,958

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Floating Rate Notes, 6.61%, 08/01/18(b)	EUR	4,375,000	5,941,097

Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	2,640,000	3,943,886

Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	1,880,000	2,991,689

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	4,020,000	4,780,252

			32,208,243

United States–0.21%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	2,490,000	2,522,582

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $141,606,945)			133,324,513

	Shares
Preferred Stocks–2.09%
Automobile Manufacturers–0.30%
General Motors Co., Series B, $2.38 Conv. Pfd.		92,680	3,695,151

Consumer Finance–1.01%
Ally Financial, Inc., Series A, 8.50% Pfd.		118,295	2,439,243

Ally Financial, Inc., Series G, 7.00% Pfd.(b)		9,175	6,981,889

GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Pfd.		130,135	2,778,382

			12,199,514

Industrial REIT’s–0.09%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.		45,710	1,134,065

Regional Banks–0.41%
Zions Bancorp., Series C, 9.50% Pfd.		193,400	4,912,360

Research & Consulting Services–0.14%
Nielsen Holdings N.V., (Netherlands), Unsec. Sub. $77.50 Conv. Pfd.		28,715	1,681,622

Tires & Rubber–0.14%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.		37,605	1,689,217

Total Preferred Stocks (Cost $25,958,982)			25,311,929

Common Stocks & Other Equity Interests–0.94%
Apparel, Accessories & Luxury Goods–0.00%
Hosiery Corp. of America, Inc. Class A(j)		1,000	0

Automobile Manufacturers–0.31%
General Motors Co.(d)(j)		79,351	1,906,804

General Motors Co., Wts. expiring 07/10/16(d)(j)		72,137	1,102,975

General Motors Co., Wts. expiring 07/10/19(d)(j)		72,137	761,767

			3,771,546

Broadcasting–0.00%
Adelphia Communications Corp.(k)		50,250	0

Adelphia Recovery Trust Series ACC-1(k)		4,846,549	4,847

Adelphia Recovery Trust Series ARAHOVA(k)		2,211,702	44,234

			49,081

Building Products–0.01%
Nortek, Inc.(j)		2,990	80,730

Construction Materials–0.17%
U.S. Concrete, Inc.(j)		359,502	2,049,161

Integrated Telecommunication Services–0.44%
Hawaiian Telcom Holdco Inc.–Wts. expiring 10/28/15(j)		22,376	139,850

Largo Limited (Luxembourg), Class A(j)		312,510	516,439

Largo Limited (Luxembourg), Class B(j)		2,812,600	4,647,962

Ventelo Networks A.S. (United Kingdom)(b)(j)		73,021	0

			5,304,251

Leisure Products–0.00%
HF Holdings Inc.(j)		36,820	0

Publishing–0.00%
Reader’s Digest Association Inc. (The), Wts., expiring 02/19/14(j)		9,814	0

Semiconductors–0.01%
MagnaChip Semiconductor LLC		20,834	166,880

Total Common Stocks & Other Equity Interests (Cost $55,042,665)			11,421,649

TOTAL INVESTMENTS–99.19% (Cost $1,272,337,743)			1,202,968,261

OTHER ASSETS LESS LIABILITIES–0.81%			9,766,867

NET ASSETS–100.00%			$1,212,735,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Yield Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $477,520,195, which represented 39.38% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $276,837, which represented 0.02% of the Fund’s Net Assets.
(d)	Acquired as part of the General Motors reorganization.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Foreign denominated security. Principal amount is denominated in currency indicated.
(j)	Non-income producing security.
(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

Portfolio Composition

By credit quality, based on Net Assets
As of August 31, 2011

A	1.1%

BBB	7.2

BB	31.7

B	43.9

CCC	11.2

CC	0.4

Other	4.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Yield Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,272,337,743)	$1,202,968,261

Foreign currencies, at value (Cost $1,044,825)	1,049,760

Receivable for:
Fund shares sold	985,802

Dividends and interest	27,335,281

Principal paydowns	24

Investment for trustee deferred compensation and retirement plans	125,035

Other assets	74,841

Total assets	1,232,539,004

Liabilities:
Payable for:
Investments purchased	7,123,585

Fund shares reacquired	1,842,559

Amount due custodian	5,392,465

Dividends	2,130,690

Foreign currency contracts	1,905,326

Accrued fees to affiliates	882,000

Accrued other operating expenses	245,184

Trustee deferred compensation and retirement plans	282,067

Total liabilities	19,803,876

Net assets applicable to shares outstanding	$1,212,735,128

Net assets consist of:
Shares of beneficial interest	$1,411,413,796

Undistributed net investment income	(1,824,728)

Undistributed net realized gain (loss)	(125,794,440)

Unrealized appreciation (depreciation)	(71,059,500)

$1,212,735,128

Net Assets:
Class A	$803,787,603

Class B	$49,221,739

Class C	$103,811,839

Class Y	$42,972,191

Investor Class	$109,635,707

Institutional Class	$103,306,049

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	199,979,783

Class B	12,214,005

Class C	25,881,548

Class Y	10,671,390

Investor Class	27,256,175

Institutional Class	25,749,828

Class A:
Net asset value per share	$4.02

Maximum offering price per share (Net asset value of $4.02 divided by 95.25%)	$4.22

Class B:
Net asset value and offering price per share	$4.03

Class C:
Net asset value and offering price per share	$4.01

Class Y:
Net asset value and offering price per share	$4.03

Investor Class:
Net asset value and offering price per share	$4.02

Institutional Class:
Net asset value and offering price per share	$4.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco High Yield Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$41,916,452

Dividends	849,020

Dividends from affiliated money market funds	7,858

Total investment income	42,773,330

Expenses:
Advisory fees	2,943,297

Administrative services fees	152,446

Custodian fees	98,309

Distribution fees:
Class A	875,474

Class B	224,704

Class C	470,958

Investor Class	107,443

Transfer agent fees — A, B, C, Y and Investor	853,683

Transfer agent fees — Institutional	6,257

Trustees’ and officers’ fees and benefits	24,097

Other	213,641

Total expenses	5,970,309

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(555,427)

Net expenses	5,414,882

Net investment income	37,358,448

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	17,630,825

Foreign currencies	165,762

Foreign currency contracts	(2,663,210)

15,133,377

Change in net unrealized appreciation (depreciation) of:
Investment securities	(108,417,069)

Foreign currencies	37,802

Foreign currency contracts	(408,993)

(108,788,260)

Net realized and unrealized gain (loss)	(93,654,883)

Net increase (decrease) in net assets resulting from operations	$(56,296,435)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco High Yield Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$37,358,448	$64,397,287

Net realized gain	15,133,377	45,932,849

Change in net unrealized appreciation (depreciation)	(108,788,260)	17,401,530

Net increase (decrease) in net assets resulting from operations	(56,296,435)	127,731,666

Distributions to shareholders from net investment income:
Class A	(25,221,616)	(37,618,751)

Class B	(1,451,329)	(2,636,408)

Class C	(3,039,873)	(4,487,795)

Class Y	(1,525,229)	(1,451,797)

Investor Class	(4,605,207)	(9,493,158)

Institutional Class	(3,690,126)	(9,631,426)

Total distributions from net investment income	(39,533,380)	(65,319,335)

Share transactions–net:
Class A	334,384,831	(35,386,063)

Class B	15,593,787	(7,084,282)

Class C	37,279,119	11,571,159

Class Y	10,829,523	19,356,468

Investor Class	(15,335,613)	2,865,844

Institutional Class	28,506,339	(63,661,084)

Net increase (decrease) in net assets resulting from share transactions	411,257,986	(1,565,832)

Net increase in net assets	315,428,171	60,846,499

Net assets:
Beginning of period	897,306,957	836,460,458

End of period (includes undistributed net investment income of $(1,824,728) and $350,204, respectively)	$1,212,735,128	$897,306,957

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

19        Invesco High Yield Fund

Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

20        Invesco High Yield Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund will eliminate the 2% redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire

21        Invesco High Yield Fund

but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.625%

Next $300 million	0.55%

Next $500 million	0.50%

Over $1 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 6, 2011, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 0.89%, 1.64%, 1.64%, 0.64%, 0.89% and 0.64% respectively, of average daily net assets. Prior to June 6, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 0.99%, 1.74%, 1.74%, 0.74%, 0.99% and 0.74% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees $11,858 and reimbursed class level expenses of $375,785, $24,113, $50,538, $22,022 and $68,902 of Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $861.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

22        Invesco High Yield Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $57,051 in front-end sales commissions from the sale of Class A shares and $906, $28,613 and $4,965 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$22,738,786	$13,827,912	$166,880	$36,733,578

Corporate Debt Securities	—	1,166,234,683	—	1,166,234,683

	$22,738,786	$1,180,062,595	$166,880	$1,202,968,261

Foreign Currency Contracts*		(1,733,910)		(1,733,910)

Total Investments	$22,738,786	$1,178,328,685	$166,880	$1,201,234,351

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk(a)	$362,584	$(2,096,494)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts.

23        Invesco High Yield Fund

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain (Loss)
Currency risk	$(2,663,210)

Change in Unrealized Appreciation (Depreciation)
Currency risk	(408,993)

Total	$(3,072,203)

*	The average notional value of foreign currency contracts during the period was $123,025,061.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/11	Morgan Stanley	EUR	80,877,000	USD	114,023,468	$116,119,962	$(2,096,494)

11/17/11	Morgan Stanley	GBP	11,319,000	USD	18,726,029	18,363,445	362,584

Total open foreign currency contracts							$(1,733,910)

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date		Deliver		Receive		Value	Gain (Loss)

08/09/11		USD	4,997,876	EUR	3,545,000	$5,030,309	$(32,433)

08/11/11		USD	13,614,806	EUR	9,647,000	13,753,789	(138,983)

Total closed foreign currency contracts							$(171,416)

Total foreign currency contracts							$(1,905,326)

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,348.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,908 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

24        Invesco High Yield Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2012	$81,594,905

February 28, 2016	2,599,389

February 28, 2017	42,975,212

February 28, 2018	15,011,809

Total capital loss carryforward	$142,181,315

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gain as of June 6, 2011, the date of the reorganization of Invesco Van Kampen High Yield Fund into the Fund, are realized on securities held in the Fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $353,072,260 and $357,750,655, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,795,536

Aggregate unrealized (depreciation) of investment securities	(100,097,388)

Net unrealized appreciation (depreciation) of investment securities	$(70,301,852)

Cost of investments for tax purposes is $1,273,270,113.

25        Invesco High Yield Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	17,126,640	$72,639,556	39,355,864	$163,482,895

Class B	704,346	2,922,962	2,480,363	10,358,261

Class C	1,868,626	8,185,432	8,833,797	36,748,126

Class Y	2,823,040	11,842,010	6,749,955	28,548,246

Investor Class	1,925,590	8,231,256	7,822,844	32,491,815

Institutional Class	6,688,260	28,338,109	9,733,271	40,734,894

Issued as reinvestment of dividends:
Class A	3,879,192	16,389,463	6,502,031	27,151,389

Class B	239,617	1,016,592	463,509	1,940,017

Class C	513,117	2,168,053	828,649	3,457,688

Class Y	169,131	716,195	176,042	735,791

Investor Class	902,855	3,835,505	1,905,721	7,967,334

Institutional Class	869,867	3,679,385	2,281,284	9,478,191

Automatic conversion of Class B shares to Class A shares:
Class A	1,702,134	7,224,885	1,983,412	8,272,814

Class B	(1,696,925)	(7,224,885)	(1,978,337)	(8,272,814)

Issued in connection with acquisitions:(b)
Class A	87,739,165	378,136,605	—	—

Class B	5,560,781	24,030,883	—	—

Class C	11,477,100	49,343,449	—	—

Class Y	2,545,717	10,993,248	—	—

Institutional Class	3,457,881	14,870,952	—	—

Reacquired:(c)
Class A	(33,513,017)	(140,005,678)	(39,283,880)	(163,521,035)

Class B	(1,221,587)	(5,151,765)	(2,671,557)	(11,109,746)

Class C	(5,392,744)	(22,417,815)	(6,911,906)	(28,634,655)

Class Y	(2,986,411)	(12,721,930)	(2,402,158)	(9,927,569)

Investor Class	(6,534,355)	(27,402,374)	(9,061,967)	(37,593,305)

Institutional Class	(4,327,847)	(18,382,107)	(27,334,492)	(113,874,169)

Net increase (decrease) in share activity	94,520,173	$411,257,986	(527,555)	$(1,565,832)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net asset of Invesco Van Kampen High Yield Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen High Yield Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 110,780,643 shares of the Fund for 48,442,842 shares outstanding of Invesco Van Kampen High Yield Fund as of the close of business on June 3, 2011. Each class of Invesco Van Kampen High Yield Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen High Yield Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Van Kampen High Yield Fund’s net assets at that date of $477,375,137 including $14,909,775 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $920,794,419. The net assets of the Fund immediately following the reorganization were $1,398,119,556.
(c)	Net of redemption fees of $30,473 and $86,123 which were allocated among the classes based on relative net assets of each class for the six months ended August 31, 2011 and the year ended February 28, 2011, respectively.

26        Invesco High Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of
										expenses		Ratio of
										to average		expenses
				Net gains						net assets		to average net
				(losses) on						with fee		assets without		Ratio of net
	Net asset			securities		Dividends				waivers		fee waivers		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	and/or		and/or		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period(a)	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/11	$4.33	$0.14	(d)	$(0.30)	$(0.16)	$(0.15)	$4.02	(3.75)%	$803,788	0.93	%(e)	1.04	%(e)	6.80	%(e)	40%
Year ended 02/28/11	4.03	0.31	(d)	0.30	0.61	(0.31)	4.33	15.73	532,779	0.99		1.04		7.36		91
Seven months ended 02/28/10	3.64	0.19	(d)	0.39	0.58	(0.19)	4.03	16.15	460,987	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(d)	(0.33)	0.02	(0.36)	3.64	2.38	397,072	1.12		1.21		10.74		104
Year ended 07/31/08	4.30	0.33		(0.31)	0.02	(0.34)	3.98	0.42	337,141	1.15		1.15		7.88		76
Year ended 07/31/07	4.32	0.31		(0.02)	0.29	(0.31)	4.30	6.78	379,525	1.11		1.11		6.98		111

Class B
Six months ended 08/31/11	4.34	0.13	(d)	(0.30)	(0.17)	(0.14)	4.03	(4.09)	49,222	1.68	(e)	1.79	(e)	6.05	(e)	40
Year ended 02/28/11	4.04	0.28	(d)	0.30	0.58	(0.28)	4.34	14.86	37,460	1.74		1.79		6.61		91
Seven months ended 02/28/10	3.65	0.17	(d)	0.39	0.56	(0.17)	4.04	15.63	41,726	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.99	0.33	(d)	(0.33)	0.00	(0.34)	3.65	1.63	42,365	1.87		1.96		9.99		104
Year ended 07/31/08	4.31	0.30		(0.31)	(0.01)	(0.31)	3.99	(0.32)	60,966	1.90		1.90		7.13		76
Year ended 07/31/07	4.33	0.28		(0.02)	0.26	(0.28)	4.31	5.99	104,215	1.86		1.86		6.23		111

Class C
Six months ended 08/31/11	4.32	0.13	(d)	(0.30)	(0.17)	(0.14)	4.01	(4.13)	103,812	1.68	(e)	1.79	(e)	6.05	(e)	40
Year ended 02/28/11	4.02	0.28	(d)	0.30	0.58	(0.28)	4.32	14.90	75,278	1.74		1.79		6.61		91
Seven months ended 02/28/10	3.64	0.17	(d)	0.38	0.55	(0.17)	4.02	15.38	58,958	1.73	(f)	1.79	(f)	7.56	(f)	62
Year ended 07/31/09	3.97	0.32	(d)	(0.31)	0.01	(0.34)	3.64	1.86	56,672	1.87		1.96		9.99		104
Year ended 07/31/08	4.30	0.30		(0.32)	(0.02)	(0.31)	3.97	(0.58)	33,685	1.90		1.90		7.13		76
Year ended 07/31/07	4.31	0.28		(0.01)	0.27	(0.28)	4.30	6.24	39,234	1.86		1.86		6.23		111

Class Y
Six months ended 08/31/11	4.34	0.15	(d)	(0.30)	(0.15)	(0.16)	4.03	(3.61)	42,972	0.68	(e)	0.79	(e)	7.05	(e)	40
Year ended 02/28/11	4.04	0.32	(d)	0.30	0.62	(0.32)	4.34	16.00	35,235	0.74		0.79		7.61		91
Seven months ended 02/28/10	3.65	0.19	((d)	0.39	0.58	(0.19)	4.04	16.28	14,512	0.73	(f)	0.79	(f)	8.56	(f)	62
Year ended 07/31/09(g)	3.58	0.30	(d)	0.07	0.37	(0.30)	3.65	12.44	11,883	0.87	(f)	0.98	(f)	10.99	(f)	104

Investor Class
Six months ended 08/31/11	4.33	0.14	(d)	(0.30)	(0.16)	(0.15)	4.02	(3.75)	109,636	0.85	(e)	0.96	(e)	6.88	(e)	40
Year ended 02/28/11	4.03	0.31	(d)	0.30	0.61	(0.31)	4.33	15.73	134,144	0.99		1.04		7.36		91
Seven months ended 02/28/10	3.64	0.19	(d)	0.39	0.58	(0.19)	4.03	16.16	122,059	0.98	(f)	1.04	(f)	8.31	(f)	62
Year ended 07/31/09	3.98	0.35	(d)	(0.33)	0.02	(0.36)	3.64	2.41	104,737	1.11		1.20		10.75		104
Year ended 07/31/08	4.31	0.33		(0.32)	0.01	(0.34)	3.98	0.21	107,906	1.11		1.11		7.92		76
Year ended 07/31/07	4.32	0.31		(0.01)	0.30	(0.31)	4.31	7.06	125,803	1.10		1.10		6.99		111

Institutional Class
Six months ended 08/31/11	4.32	0.15	(d)	(0.30)	(0.15)	(0.16)	4.01	(3.60)	103,306	0.63	(e)	0.63	(e)	7.10	(e)	40
Year ended 02/28/11	4.02	0.32	(d)	0.31	0.63	(0.33)	4.32	16.17	82,411	0.64		0.64		7.71		91
Seven months ended 02/28/10	3.64	0.20	(d)	0.38	0.58	(0.20)	4.02	16.10	138,218	0.62	(f)	0.62	(f)	8.67	(f)	62
Year ended 07/31/09	3.97	0.36	(d)	(0.31)	0.05	(0.38)	3.64	3.12	133,464	0.68		0.68		11.18		104
Year ended 07/31/08	4.30	0.35		(0.32)	0.03	(0.36)	3.97	0.66	172,562	0.65		0.65		8.38		76
Year ended 07/31/07	4.31	0.34		(0.01)	0.33	(0.34)	4.30	7.55	167,971	0.64		0.64		7.45		111

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $458,469,251 and sold of $50,427,178 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen High Yield Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $696,573, $44,696, $93,680, $40,821, $127,721 and $97,531 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

27        Invesco High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2,4]	(08/31/11)	Period[2,5]	Ratio[3]
A	$1,000.00	$962.50	$4.59	$1,020.46	$4.72	0.93%

B	1,000.00	959.10	8.27	1,016.69	8.52	1.68

C	1,000.00	958.70	8.27	1,016.69	8.52	1.68

Y	1,000.00	963.90	3.36	1,021.72	3.46	0.68

Investor	1,000.00	962.50	4.19	1,020.86	4.32	0.85

Institutional	1,000.00	964.00	3.12	1,021.96	3.21	0.63

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
[3]	Effective June 6, 2011, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares to 0.89%, 1.64%, 1.64%, 0.64%, 0.89% and 0.64% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.89%, 1.64%, 1.64%, 0.64%, 0.81% and 0.63% for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.39, $8.08, $8.07, $3.16, $4.00 and $3.12 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.52, $8.31, $8.31, $3.25, $4.12 and $3.21 for Class A, Class B, Class C, Class Y, Investor Class and Institutional Class shares, respectively.

28        Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Yield Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

29        Invesco High Yield Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Current Yield Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Invesco Advisers advised the Board that underperformance in the one year period was a result of removing bonds in the lowest rated categories from the Fund. The management team believes that such bonds are at risk of restructuring or bankruptcy and that current valuations do not warrant the risk to investors. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that Fund’s contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund and above the rates of two mutual funds managed by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

30        Invesco High Yield Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.
     The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

HYI-SAR-1	Invesco Distributors, Inc.

Invesco High Yield Securities Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: HYLAX ▪ B: HYLBX ▪ C: HYLCX ▪ Y: HYLDX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
17	Notes to Financial Statements
25	Financial Highlights
26	Fund Expenses
27	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.84%

Class B Shares	-4.11

Class C Shares	-4.05

Class Y Shares	-3.69

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼ (Broad Market/Style-Specific Index)	-1.57

Lipper High Current Yield Bonds Funds Index▼(Peer Group Index)	-2.86

▼Lipper Inc.
The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high yield bond funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco High Yield Securities Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

Class A Shares

Inception (9/26/79)		5.06%

10	Years	4.59

5	Years	5.45

1	Year	-0.37

Class B Shares

Inception (7/28/97)		-0.56%

10	Years	4.59

5	Years	5.69

1	Year	-0.82

Class C Shares

Inception (7/28/97)		-0.88%

10	Years	4.42

5	Years	5.85

1	Year	3.02

Class Y Shares

Inception (9/26/79)		5.46%

10	Years	5.32

5	Years	6.68

1	Year	4.89

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/26/79)		5.23%

10	Years	4.74

5	Years	6.70

1	Year	7.09

Class B Shares

Inception (7/28/97)		-0.26%

10	Years	4.75

5	Years	6.95

1	Year	6.79

Class C Shares

Inception (7/28/97)		-0.58%

10	Years	4.56

5	Years	7.11

1	Year	10.73

Class Y Shares

Inception (9/26/79)		5.63%

10	Years	5.47

5	Years	8.08

1	Year	12.72

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley High Yield Securities Inc., advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco High Yield Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.61%, 2.11%, 2.18% and 1.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco High Yield Securities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco High Yield Securities Fund

Schedule of Investments(a)

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–84.48%
Aerospace & Defense–1.79%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$55,000	$55,275

BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	335,000	346,725

Bombardier, Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	450,000	496,125

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	90,000	84,825

7.13%, 03/15/21(b)	135,000	127,406

Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	200,000	200,000

TransDigm, Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 12/15/18(b)	70,000	71,750

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	555,000	575,813

		1,957,919

Airlines–2.97%
American Airlines Pass Through Trust, Series 1991-A2, Sec. Pass Through Ctfs., 10.18%, 01/02/13	—	—

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	119,208	105,499

American Airlines, Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	155,000	142,213

Continental Airlines, Inc., Series 2007-1, Class C, Sec. Sub Global Pass Through Ctfs., 7.34%, 04/19/14	1,076,988	1,066,218

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	156,526	155,352

Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	737,000	759,110

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	120,000	109,800

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	145,000	133,400

UAL Pass Through Trust, Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	156,142	152,922

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	315,933	331,729

US Airways Pass Through Trust–Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	322,525	295,916

		3,252,159

Alternative Carriers–1.04%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	355,000	372,750

Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	355,000	370,975

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	130,000	126,750

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	91,000	91,910

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	175,000	174,125

		1,136,510

Aluminum–0.50%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	530,000	542,256

Apparel Retail–1.01%
Express LLC, Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	355,000	375,412

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	370,000	351,963

J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	250,000	222,500

Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	150,000	153,000

		1,102,875

Apparel, Accessories & Luxury Goods–2.04%
Hanesbrands, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	330,000	326,700

Jones Group, Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	820,000	776,950

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	540,000	523,800

Quiksilver, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	650,000	607,750

		2,235,200

Auto Parts & Equipment–0.91%
Allison Transmission, Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	455,000	429,975

Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	120,000	118,500

6.75%, 02/15/21	180,000	177,750

Tenneco, Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	100,000	102,000

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	165,000	172,425

		1,000,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Automobile Manufacturers–0.83%
Chrysler Group LLC, Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	$200,000	$173,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	650,000	715,000

Motors Liquidation Corp., Sr. Unsec. Global Notes, 8.38%, 07/15/33(c)(d)	1,215,000	15,187

		903,187

Biotechnology–0.29%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	110,000	111,100

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	125,000	94,688

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	115,000	113,850

		319,638

Broadcasting–1.06%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	250,000	243,750

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	535,000	441,375

Nielsen Finance LLC, Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	455,000	472,062

		1,157,187

Building Materials–0.23%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	295,000	246,325

Building Products–4.68%
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	670,000	586,250

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	260,000	266,500

Sr. Unsec. Notes,
6.88%, 08/15/18(b)	840,000	831,600

6.75%, 05/01/21(b)	170,000	164,050

Gibraltar Industries, Inc.–Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	415,000	409,812

Nortek, Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	1,090,000	942,850

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	285,000	275,025

Ply Gem Industries, Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	500,000	435,000

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	220,000	218,625

Roofing Supply Group LLC, Sr. Sec. Notes, 8.63%, 12/01/17(b)	665,000	648,375

USG Corp., Sr. Unsec. Gtd. Notes,
9.75%, 08/01/14(b)	80,000	78,000

8.38%, 10/15/18(b)	40,000	35,200

Sr. Unsec. Notes, 9.75%, 01/15/18	250,000	224,688

		5,115,975

Cable & Satellite–0.89%
EH Holding Corp., Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	170,000	170,850

Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	95,000	95,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	700,000	710,500

		976,350

Casinos & Gaming–5.33%
Ameristar Casinos, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	195,000	199,387

Boyd Gaming Corp., Sr. Notes, 9.13%, 12/01/18(b)	55,000	51,700

Caesars Entertainment Operating Co., Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/18	125,000	99,375

Sr. Sec. Global Notes, 12.75%, 04/15/18	360,000	318,600

Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	568,000	617,700

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	677,000	490,825

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	105,558	103,315

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	25,000	24,813

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	160,000	154,400

MGM Resorts International, Sr. Unsec. Gtd. Global Notes,
6.75%, 04/01/13	1,080,000	1,074,600

6.63%, 07/15/15	250,000	230,625

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	170,000	174,462

Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	360,000	376,200

Resort at Summerlin L.P.–Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	27,634,000	—

Scientific Games Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 09/15/18	55,000	55,550

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	135,000	135,000

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(e)	510,000	453,900

Sr. Sec. Notes, 9.13%, 02/01/15(b)	425,000	412,250

Wynn Las Vegas LLC, Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	780,000	854,100

		5,826,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Coal & Consumable Fuels–0.34%
Alpha Natural Resources, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	$90,000	$89,100

6.25%, 06/01/21	45,000	44,213

Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	90,000	91,125

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	140,000	151,200

		375,638

Communications Equipment–0.72%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	750,000	686,250

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	105,000	105,525

		791,775

Computer & Electronics Retail–0.11%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	50,000	46,625

Rent-A-Center, Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	80,000	78,000

		124,625

Computer Storage & Peripherals–0.36%
Seagate HDD Cayman, Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	280,000	282,800

7.00%, 11/01/21(b)	120,000	114,300

		397,100

Construction & Engineering–1.44%
Dycom Investments, Inc., Sr. Unsec. Sub. Gtd. Global Notes, 7.13%, 01/15/21	145,000	149,350

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	100,000	95,500

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	445,000	447,225

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	995,000	888,037

		1,580,112

Construction & Farm Machinery & Heavy Trucks–1.33%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	300,000	327,000

Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	375,000	358,125

Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	205,000	205,000

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	390,000	403,650

Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	155,000	163,525

		1,457,300

Construction Materials–1.15%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	615,000	536,270

Texas Industries, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	785,000	716,312

		1,252,582

Consumer Finance–1.36%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	450,000	460,125

7.50%, 09/15/20	410,000	407,950

8.00%, 11/01/31	60,000	58,650

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	137,000	152,755

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	385,000	407,137

		1,486,617

Data Processing & Outsourced Services–0.79%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	545,000	515,025

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	165,000	155,925

SunGard Data Systems, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	100,000	96,500

7.63%, 11/15/20	100,000	97,000

		864,450

Department Stores–0.37%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	480,000	400,800

Distillers & Vintners–0.60%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	200,000	147,000

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	480,000	510,000

		657,000

Diversified Banks–0.10%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)(g)	200,000	109,000

Diversified Metals & Mining–0.32%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	125,000	117,979

Thompson Creek Metals Co., Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	45,000	41,175

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	190,000	193,454

		352,608

Diversified Support Services–0.04%
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	50,000	48,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Electrical Components & Equipment–0.09%
Polypore International, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	$95,000	$95,000

Electronic Manufacturing Services–0.27%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	315,000	294,525

Environmental & Facilities Services–0.38%
Clean Harbors, Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	205,000	217,300

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	190,000	192,850

		410,150

Food Retail–0.26%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	305,000	279,075

Forest Products–0.26%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	345,000	269,100

Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	45,000	14,625

		283,725

Gas Utilities–0.61%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	345,000	311,363

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	345,000	354,487

		665,850

Health Care Equipment–0.43%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	335,000	346,725

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	50,000	46,500

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	85,000	78,625

		471,850

Health Care Facilities–2.05%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	200,000	212,500

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	125,000	123,438

Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	230,000	230,575

7.75%, 09/15/22	135,000	135,675

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(e)	315,000	289,800

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	535,000	592,512

Sr. Unsec. Global Notes,
9.25%, 02/01/15	545,000	576,337

8.00%, 08/01/20	80,000	77,800

		2,238,637

Health Care Services–0.48%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	100,000	97,625

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	330,000	322,575

Universal Hospital Services Inc., Sec. PIK Global Notes, 8.50%, 06/01/15	100,000	100,625

		520,825

Health Care Technology–0.44%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	495,000	486,337

Heavy Electrical Equipment–0.00%
Ormat Funding Corp. (Israel), Sr. Sec. Gtd. Global Notes, 8.25%, 12/30/20	1	1

Homebuilding–1.39%
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	305,000	222,650

8.13%, 06/15/16	405,000	285,525

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	710,000	635,450

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	145,000	134,125

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	140,000	129,850

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	130,000	114,400

		1,522,000

Hotels, Resorts & Cruise Lines–0.10%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	60,000	61,050

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	50,000	50,688

		111,738

Household Products–0.31%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	345,000	338,100

Housewares & Specialties–0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	30,000	29,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders–0.91%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	$710,000	$745,500

8.00%, 10/15/17	145,000	152,975

Dynegy Holdings Inc., Sr. Unsec. Global Notes, 7.75%, 06/01/19	160,000	98,400

		996,875

Industrial Machinery–0.66%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	450,000	452,250

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	40,000	38,000

SPX Corp., Sr. Unsec. Gtd. Global Notes 6.88%, 09/01/17	220,000	228,800

		719,050

Industrial REIT’s–0.14%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	140,000	149,800

Integrated Telecommunication Services–1.24%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	285,000	272,175

Intelsat Jackson Holdings S.A. (Luxembourg) Sr. Unsec. Gtd. Notes 7.25%, 10/15/20(b)	1,075,000	1,042,750

7.50%, 04/01/21(b)	40,000	39,000

		1,353,925

Internet Retail–0.26%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	345,000	281,175

Internet Software & Services–0.40%
Equinix, Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	355,000	380,738

7.00%, 07/15/21	60,000	61,500

		442,238

Investment Banking & Brokerage–0.72%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	415,000	452,743

E*Trade Financial Corp., Sr. Unsec. Notes, 7.88%, 12/01/15	210,000	208,950

6.75%, 06/01/16	120,000	123,600

		785,293

Leisure Facilities–0.09%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	100,000	96,000

Leisure Products–0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	55,000	53,763

Life Sciences Tools & Services–0.23%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	260,000	248,950

Marine–0.25%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(b)	150,000	77,438

Navios Maritime Acquisition Corp. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	50,000	42,000

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	160,000	157,200

		276,638

Movies & Entertainment–1.61%
AMC Entertainment, Inc., Sr. Sub. Gtd. Global Notes, 9.75%, 12/01/20	155,000	150,350

Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	670,000	672,512

Cinemark USA, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	246,000	259,530

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	660,000	679,800

		1,762,192

Multi-Line Insurance–2.71%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(e)	690,000	686,550

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	190,000	185,012

Hartford Financial Services Group, Inc., Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	345,000	349,512

Liberty Mutual Group, Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	905,000	855,225

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	85,000	82,984

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/05/39(b)	655,000	808,304

		2,967,587

Multi-Sector Holdings–0.25%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	193,000

Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	85,500

		278,500

Office Services & Supplies–0.21%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	155,000	149,963

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	80,000	82,200

		232,163

Oil & Gas Equipment & Services–0.94%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	325,000	334,750

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	110,000	107,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services–(continued)

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	$405,000	$398,672

SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	190,000	189,050

		1,030,272

Oil & Gas Exploration & Production–6.88%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	140,000	136,850

Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	675,000	644,625

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	150,000	158,625

Sr. Unsec. Gtd. Notes,
6.63%, 08/15/20	138,000	144,728

6.13%, 02/15/21	295,000	299,794

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	335,000	346,306

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	200,000	216,750

7.38%, 10/01/20	315,000	328,781

7.13%, 04/01/21	125,000	128,594

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	510,000	397,800

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	490,000	470,400

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	405,000	403,988

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	575,000	610,937

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	300,000	314,250

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	355,000	355,397

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	420,000	491,400

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	405,000	470,812

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	295,000	318,600

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	400,000	412,000

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	495,000	499,950

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	200,000	201,000

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	175,000	176,969

		7,528,556

Oil & Gas Refining & Marketing–0.88%
SunCoke Energy, Inc., Sr. Unsec. Gtd. Notes, 7.63%, 08/01/19(b)	55,000	54,175

Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	130,000	132,438

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	765,000	778,387

		965,000

Oil & Gas Storage & Transportation–2.39%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	145,000	139,200

Copano Energy LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	430,000	430,000

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	340,000	352,325

Inergy L.P., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	250,000	237,812

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	345,000	366,994

Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	70,000	70,613

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	405,000	344,250

Regency Energy Partners L.P., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	300,000	307,875

Targa Resources Partners L.P., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	370,000	361,675

		2,610,744

Other Diversified Financial Services–1.62%
International Lease Finance Corp., Sr. Sec. Notes,
6.75%, 09/01/16(b)	325,000	328,859

7.13%, 09/01/18(b)	325,000	329,063

Sr. Unsec. Global Notes,
5.75%, 05/15/16	80,000	73,750

8.75%, 03/15/17	796,000	817,392

6.25%, 05/15/19	125,000	113,438

Sr. Unsec. Notes, 8.25%, 12/15/20	105,000	106,969

		1,769,471

Packaged Foods & Meats–0.23%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	255,000	255,000

Paper Packaging–0.51%
Cascades, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	575,000	559,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Yield Securities Fund

	Principal
	Amount	Value

Paper Products–1.84%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	$635,000	$622,300

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	305,000	305,000

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	300,000	299,625

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	290,000	257,375

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	525,000	532,219

		2,016,519

Personal Products–0.24%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	55,000	54,725

NBTY, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	130,000	137,150

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	75,000	71,813

		263,688

Pharmaceuticals–1.33%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	265,000	276,925

ConvaTec Healthcare S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.50%, 12/15/18(b)	200,000	185,250

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	220,000	226,050

Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	65,000	65,650

Mylan, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	200,000	198,000

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	140,000	130,550

7.00%, 10/01/20(b)	50,000	45,250

6.75%, 08/15/21(b)	370,000	326,525

		1,454,200

Property & Casualty Insurance–0.45%
QBE Capital Funding III Ltd. (Botswana), Unsec. Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(e)	200,000	193,500

XL Group PLC (Ireland)–Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(e)(f)	330,000	293,700

		487,200

Railroads–0.02%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	25,000	25,063

Real Estate Services–0.28%
CB Richard Ellis Service Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	315,000	309,488

Regional Banks–1.59%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	105,000	87,150

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	240,000	239,185

PNC Financial Services Group, Inc.,–Series O, Jr. Unsec. Sub. Variable Rate Pfd. Notes, 6.75%(e)(f)	165,000	159,637

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	625,000	534,375

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	450,000	387,000

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	325,000	326,625

		1,733,972

Research & Consulting Services–0.34%
FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	370,000	367,225

Semiconductor Equipment–0.81%
Amkor Technology, Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	655,000	655,000

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	65,000	60,937

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	180,000	173,700

		889,637

Semiconductors–0.99%
Freescale Semiconductor, Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	416,000	438,880

Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	250,000	240,000

10.75%, 08/01/20	285,000	301,387

NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Notes, 9.75%, 08/01/18(b)	100,000	105,500

		1,085,767

Specialized Consumer Services–0.05%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	60,000	59,550

Specialized Finance–0.77%
CIT Group, Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	865,000	845,537

Specialized REIT’s–0.72%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	305,000	301,950

Sr. Unsec. Notes, 5.88%, 06/15/19(b)	70,000	69,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Yield Securities Fund

	Principal
	Amount		Value

Specialized REIT’s–(continued)

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)		$200,000	$191,500

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22		235,000	225,600

			788,525

Specialty Chemicals–0.98%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18		405,000	410,569

Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21		100,000	105,250

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20		540,000	558,225

			1,074,044

Specialty Stores–0.59%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Global Notes, 13.00%, 11/01/16(h)		535,000	545,700

Michaels Stores, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18		110,000	104,500

			650,200

Steel–1.22%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20		425,000	391,000

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)		175,000	165,932

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/15(b)		45,000	45,394

6.38%, 02/01/16(b)		370,000	359,827

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18		325,000	312,000

7.38%, 04/01/20		60,000	57,300

			1,331,453

Systems Software–0.91%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)		900,000	839,250

Vangent, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15		145,000	152,250

			991,500

Tires & Rubber–0.63%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		655,000	658,275

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20		25,000	26,375

			684,650

Trading Companies & Distributors–2.21%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19		630,000	611,100

H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		835,000	832,912

Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 7.50%, 10/15/18(b)		120,000	119,400

6.75%, 04/15/19(b)		90,000	85,050

7.38%, 01/15/21(b)		500,000	481,250

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		145,000	144,275

RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21		150,000	141,000

			2,414,987

Wireless Telecommunication Services–5.63%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		995,000	945,250

Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		460,000	468,625

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		520,000	465,400

Sr. Unsec. Notes, 7.75%, 10/15/20(b)		150,000	135,750

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		495,000	487,575

MetroPCS Wireless, Inc., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/18		255,000	259,622

6.63%, 11/15/20		380,000	357,200

SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		355,000	373,638

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		840,000	819,000

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		500,000	526,250

VimpelCom (Ireland), Sec. Notes, 6.49%, 02/02/16(b)		200,000	196,250

7.75%, 02/02/21(b)		200,000	193,681

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		715,000	743,600

7.25%, 02/15/18(b)		200,000	190,000

			6,161,841

Total U.S. Dollar Denominated Bonds & Notes (Cost $122,268,699)			92,416,478

Non-U.S. Dollar Denominated Bonds & Notes–10.50%(i)
Belgium–0.32%
Ontex IV S.A.Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	315,000	354,203

Canada–0.34%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	345,000	368,221

Croatia–0.17%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	130,000	182,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Yield Securities Fund

	Principal
	Amount		Value

Czech Republic–0.19%
CET 21 Spol. S.R.O., Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	150,000	$205,850

France–0.06%
CMA CGM S.A., Sr. Unsec. Notes, 8.88%, 04/15/19(b)	EUR	100,000	65,024

Germany–0.68%
Kabel Deutschland Vetrieb und Service GmbH & Co. K.G., Sr. Sec. Notes, 6.50%, 06/29/18(b)	EUR	250,000	353,407

KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	325,000	389,966

			743,373

Ireland–1.68%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	490,000	622,275

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 6.25%, 06/16/14	EUR	380,000	522,492

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	555,000	699,837

			1,844,604

Luxembourg–2.05%
Boardriders S.A., Sr. Unsec. Notes, 8.88%, 12/15/17(b)	EUR	100,000	142,981

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	190,000	238,560

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	290,000	389,643

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	130,049

Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	110,000	141,473

Mark IV Europe Lux SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	310,000	438,788

TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	410,000	598,014

Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	120,000	159,291

			2,238,799

Netherlands–1.83%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.36%, 05/01/15(b)(e)	EUR	190,000	222,519

Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	270,000	361,801

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	410,000	552,347

Polish Television Holding B.V.REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(h)	EUR	145,000	209,407

Refresco Group BV, Sr. Sec. Gtd. Bonds, 7.38%, 05/15/18(b)	EUR	100,000	130,767

Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	370,000	522,385

			1,999,226

Sweden–0.29%
TVN Finance Corp. II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	210,000	318,367

United Kingdom–2.68%
Bakkavor Finance 2 PLC, Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	310,000	354,882

Exova Ltd., Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	335,000	543,957

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	245,000	322,139

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Floating Rate Notes, 6.61%, 08/01/18(b)(e)	EUR	390,000	529,606

Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	240,000	358,535

Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	200,000	318,265

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	430,000	511,321

			2,938,705

United States–0.21%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	225,000	227,944

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,426,145)			11,486,460

	Share
Preferred Stocks–2.46%
Automobile Manufacturers–0.31%
General Motors Co., Series B, $2.38 Conv. Pfd.		8,400	$334,908

Consumer Finance–1.16%
Ally Financial, Inc., Series A, 8.50% Pfd.		10,670	220,015

Series G, 7.00% Pfd.(b)		1,052	800,539

GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Pfd.		11,845	252,891

			1,273,445

Industrial REIT’s–0.09%
DuPont Fabros Technology, Inc. Series B, 7.63% Pfd.		4,125	102,341

Regional Banks–0.76%
Zions Bancorp. Series C, 9.50% Pfd.		32,600	828,040

Tires & Rubber–0.14%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.		3,390	152,279

Total Preferred Stocks (Cost $2,748,444)			2,691,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Yield Securities Fund

	Share	Value

Common Stocks & Other Equity Interests–0.21%
Automobile Manufacturers–0.21%
General Motors Co.(d)(j)	4,842	$116,353

General Motors Co., Wts. expiring 07/10/16(d)(j)	4,403	67,322

General Motors Co., Wts. expiring 07/10/19(d)(j)	4,403	46,496

Total Common Stocks & Other Equity Interests (Cost $367,410)		230,171

Money Market Funds–1.20%
Liquid Assets Portfolio–Institutional Class(k)	657,212	657,212

Premier Portfolio–Institutional Class(k)	657,211	657,211

Total Money Market Funds (Cost $1,314,423)		1,314,423

TOTAL INVESTMENTS–98.85% (Cost $139,125,121)		108,138,545

OTHER ASSETS LESS LIABILITIES–1.15%		1,260,608

NET ASSETS–100.00%		$109,399,153

Investment Abbreviations:

ADR	– American Depositary Receipt
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $43,902,731, which represented 40.13% of the Trust’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $15,187, which represented 0.01% of the Fund’s Net Assets
(d)	Acquired as part of the General Motors reorganization.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Foreign denominated security. Principal amount is denominated in currency indicated.
(j)	Non-income producing security.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality, based on Net Assets
As of August 31, 2011

A	0.7%

BBB	6.1

BB	32.4

B	44.6

CCC	11.1

Non-Rated	2.8

Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Yield Securities Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $137,810,698)	$106,824,122

Investments in affiliated money market funds, at value and cost	1,314,423

Total investments, at value (Cost $139,125,121)	108,138,545

Foreign currencies, at value (Cost $106,335)	107,834

Receivable for:
Fund shares sold	3,008

Dividends and interest	2,461,100

Investment for trustee deferred compensation and retirement plans	2,273

Other assets	65,989

Total assets	110,778,749

Liabilities:
Payable for:
Investments purchased	640,678

Fund shares reacquired	198,159

Foreign currency contracts	141,423

Accrued fees to affiliates	181,499

Accrued other operating expenses	104,852

Trustee deferred compensation and retirement plans	112,985

Total liabilities	1,379,596

Net assets applicable to shares outstanding	$109,399,153

Net assets consist of:
Shares of beneficial interest	$1,267,033,569

Undistributed net investment income	(864,634)

Undistributed net realized gain (loss)	(1,125,643,778)

Unrealized appreciation (depreciation)	(31,126,004)

$109,399,153

Net assets:
Class A	$56,694,318

Class B	$7,092,516

Class C	$8,541,761

Class Y	$37,070,558

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,491,945

Class B	442,177

Class C	529,985

Class Y	2,291,622

Class A:
Net asset value per share	$16.24

Maximum offering price per share (Net asset value of $16.24 ÷ 95.25%)	$17.05

Class B:
Net asset value and offering price per share	$16.04

Class C:
Net asset value and offering price per share	$16.12

Class Y:
Net asset value and offering price per share	$16.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Yield Securities Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,971)	$4,629,790

Dividends	121,853

Dividends from affiliated money market funds	56

Total investment income	4,751,699

Expenses:
Advisory fees	254,350

Administrative services fees	25,137

Custodian fees	12,386

Distribution fees:
Class A	76,071

Class B	40,163

Class C	37,350

Transfer agent fees	184,213

Trustees’ and officers’ fees and benefits	14,667

Professional services fees	328,628

Other	59,188

Total expenses	1,032,153

Less: Fees waived and expense offset arrangement(s)	(435)

Net expenses	1,031,718

Net investment income	3,719,981

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,641,327

Foreign currencies	(738,333)

Foreign currency contracts	319,442

3,222,436

Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,324,026)

Foreign currencies	(2,599)

Foreign currency contracts	(951)

(11,327,576)

Net realized and unrealized gain (loss)	(8,105,140)

Net increase (decrease) in net assets resulting from operations	$(4,385,159)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Yield Securities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the period September 1, 2010 through February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Six months ended	Six months ended	Year ended
	August 31,	February 28,	August 31,
	2011	2011	2010

Operations:
Net investment income	$3,719,981	$4,272,662	$8,735,163

Net realized gain (loss)	3,222,436	5,067,762	(20,993,000)

Change in net unrealized appreciation (depreciation)	(11,327,576)	1,425,039	31,083,575

Net increase (decrease) in net assets resulting from operations	(4,385,159)	10,765,463	18,825,738

Distributions to shareholders from net investment income:
Class A	(2,211,098)	(1,629,352)	(4,734,802)

Class B	(364,984)	(398,136)	(1,645,661)

Class C	(321,203)	(249,045)	(791,201)

Class Y	(1,503,717)	(1,206,933)	(3,488,131)

Total distributions from net investment income	(4,401,002)	(3,483,466)	(10,659,795)

Share transactions–net:
Class A	(464,339)	37,920	(2,407,719)

Class B	(5,651,352)	(5,059,614)	(8,382,217)

Class C	(789,335)	(653,553)	(371,579)

Class Y	(950,874)	(3,018,127)	(1,613,847)

Net increase (decrease) in net assets resulting from share transactions	(7,855,900)	(8,693,374)	(12,775,362)

Net increase (decrease) in net assets	(16,642,061)	(1,411,377)	(4,609,419)

Net assets:
Beginning of period	126,041,214	127,452,591	132,062,010

End of period (includes undistributed net investment income of $(864,634), $(183,613) and $(1,188,599), respectively)	$109,399,153	$126,041,214	$127,452,591

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Securities Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is to earn a high level of current income. As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

17        Invesco High Yield Securities Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

18        Invesco High Yield Securities Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund will eliminate the 2% redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

19        Invesco High Yield Securities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.42%

Next $250 million	0.345%

Next $250 million	0.295%

Next $1 billion	0.270%

Next $1 billion	0.245%

Over $3 billion	0.220%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.13%, 2.63%, 2.73% and 1.88%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $302.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $1,651 in front-end sales commissions from the sale of Class A shares and $0, $9,884 and $1,078 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3)

20        Invesco High Yield Securities Fund

generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,435,068	$800,539	$—	$4,235,607

Corporate Debt Securities	—	103,902,938	0	103,902,938

	$3,435,068	$104,703,477	$0	$108,138,545

Foreign Currency Contracts*	—	(141,423)	—	(141,423)

Total Investments	$3,435,068	$104,562,054	$0	$107,997,122

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$30,624	$(172,047)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign Currency Contracts.

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$319,442

Change in Unrealized Appreciation (Depreciation)
Currency risk	(951)

Total	$318,491

*	The average notional value of foreign currency contracts outstanding during the period was $12,985,086.

21        Invesco High Yield Securities Fund

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/11	RBC Capital Markets Corp.	EUR	6,690,000	USD	9,433,188	$9,605,235	$(172,047)

11/17/11	Morgan Stanley	GBP	956,000	USD	1,581,596	1,550,972	30,624

Total open foreign currency contracts							$(141,423)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $133.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,076 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

22        Invesco High Yield Securities Fund

  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2012	$758,434,573

February 28, 2013	183,559,922

February 28, 2014	46,805,231

February 28, 2015	21,799,070

February 28, 2016	24,875,758

February 28, 2017	6,155,549

February 28, 2018	69,267,943

February 28, 2019	18,101,057

Total capital loss carryforward	$1,128,999,103

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $43,415,909 and $54,550,870, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,934,348

Aggregate unrealized (depreciation) of investment securities	(34,043,477)

Net unrealized appreciation (depreciation) of investment securities	$(32,109,129)

Cost of investments for tax purposes is $140,247,674.

23        Invesco High Yield Securities Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	August 31, 2011(a)		February 28, 2011		August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	109,809	$1,900,102	145,683	$2,474,496	319,695	$5,286,439

Class B	17,348	291,929	21,026	354,234	92,831	1,510,824

Class C	26,624	446,827	41,825	709,098	63,545	1,043,035

Class Y	10,697	184,394	9,056	154,916	90,266	1,462,856

Issued as reinvestment of dividends:
Class A	72,956	1,251,915	53,888	924,503	238,044	3,914,498

Class B	11,180	190,035	12,403	210,088	83,008	1,348,228

Class C	10,813	184,262	8,221	139,957	37,630	614,345

Class Y	63,742	1,089,561	51,523	878,431	173,725	2,846,251

Automatic conversion of Class B shares to Class A shares:
Class A	259,388	4,468,345	179,046	3,080,232	94,600	1,570,011

Class B	(262,588)	(4,468,345)	(181,234)	(3,080,232)	(95,758)	(1,570,011)

Reacquired:(b)
Class A	(468,649)	(8,084,701)	(376,256)	(6,441,311)	(801,414)	(13,178,667)

Class B	(99,320)	(1,664,971)	(150,689)	(2,543,704)	(593,954)	(9,671,258)

Class C	(83,224)	(1,420,424)	(88,549)	(1,502,608)	(123,807)	(2,028,959)

Class Y	(129,422)	(2,224,829)	(236,061)	(4,051,474)	(361,050)	(5,922,954)

Net increase (decrease) in share activity	(460,646)	$(7,855,900)	(510,118)	$(8,693,374)	(782,639)	$(12,775,362)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $156 and $104 which was allocated among the classes based on relative net assets of each class for the six months ended August 31, 2011 and the period September 1, 2010 to February 28, 2011, respectively.

24        Invesco High Yield Securities Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses)							to average		to average net				Ratio of net
	Net asset		on securities		Dividends					net assets		assets without				investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		Rebate		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		from		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)		(000s omitted)	absorbed		absorbed		affiliates		net assets		turnover(c)

Class A
Six months ended 08/31/11	$17.52	$0.53	$(1.18)	$(0.65)	$(0.63)	$16.24	(3.84)%		$56,694	1.70	%(d)	1.70	%(d)	—%		6.15	%(d)	36%
Six months ended 02/28/11	16.55	0.57	0.87	1.44	(0.47)	17.52	8.80		61,644	1.17	(e)	1.17	(e)	—		6.76	(e)	62
Year ended 08/31/10	15.58	1.10	1.21	2.31	(1.34)	16.55	15.24		58,202	2.72		2.72		—		6.68		84
Year ended 08/31/09	16.40	1.27	(0.76)	0.51	(1.33)	15.58	5.09		57,097	2.13	(f)	2.13	(f)	0.01		9.41	(f)	85
Year ended 08/31/08	17.30	1.10	(0.90)	0.20	(1.10)	16.40	1.29		61,839	1.73	(f)	1.73	(f)	0.00	(h)	6.57	(f)	27
Year ended 08/31/07	17.30	1.10	—	1.10	(1.10)	17.30	6.65		71,664	1.59	(f)	1.59	(f)	0.00	(h)	6.24	(f)	26

Class B
Six months ended 08/31/11	17.31	0.48	(1.17)	(0.69)	(0.58)	16.04	(4.11	)(g)	7,093	2.20	(d)(g)	2.20	(d)(g)	—		5.65	(d)(g)	36
Six months ended 02/28/11	16.35	0.52	0.86	1.38	(0.42)	17.31	8.54		13,423	1.67	(e)	1.67	(e)	—		6.26	(e)	62
Year ended 08/31/10	15.40	1.01	1.20	2.21	(1.26)	16.35	14.68		17,563	3.22		3.22		—		6.18		84
Year ended 08/31/09	16.20	1.19	(0.72)	0.47	(1.27)	15.40	4.73		24,454	2.63	(f)	2.63	(f)	0.01		8.91	(f)	85
Year ended 08/31/08	17.20	1.00	(0.90)	0.10	(1.10)	16.20	0.21		41,721	2.23	(f)	2.23	(f)	0.00	(h)	6.07	(f)	27
Year ended 08/31/07	17.20	1.00	0.10	1.10	(1.10)	17.20	6.78		67,410	2.10	(f)	2.10	(f)	0.00	(h)	5.74	(f)	26

Class C
Six months ended 08/31/11	17.39	0.48	(1.17)	(0.69)	(0.58)	16.12	(4.11	)(g)	8,542	2.23	(d)(g)	2.23	(d)(g)	—		5.62	(d)(g)	36
Six months ended 02/28/11	16.43	0.52	0.86	1.38	(0.42)	17.39	8.46		10,010	1.73	(e)	1.73	(e)	—		6.20	(e)	62
Year ended 08/31/10	15.47	0.99	1.21	2.20	(1.24)	16.43	14.58		10,090	3.22		3.22		—		6.08		84
Year ended 08/31/09	16.30	1.18	(0.76)	0.42	(1.25)	15.47	4.36		9,851	2.73	(f)	2.73	(f)	0.01		8.81	(f)	85
Year ended 08/31/08	17.20	1.00	(0.90)	0.10	(1.00)	16.30	0.70		11,843	2.33	(f)	2.33	(f)	0.00	(h)	5.97	(f)	27
Year ended 08/31/07	17.20	1.00	—	1.00	(1.00)	17.20	6.04		15,085	2.20	(f)	2.20	(f)	0.00	(h)	5.64	(f)	26

Class Y
Six months ended 08/31/11	17.46	0.55	(1.18)	(0.63)	(0.65)	16.18	(3.74)		37,071	1.45	(d)	1.45	(d)	—		6.40	(d)	36
Six months ended 02/28/11	16.49	0.59	0.87	1.46	(0.49)	17.46	8.96		40,963	0.92	(e)	0.92	(e)	—		7.01	(e)	62
Year ended 08/31/10	15.52	1.14	1.21	2.35	(1.38)	16.49	15.57		41,597	2.47		2.47		—		6.93		84
Year ended 08/31/09	16.30	1.30	(0.71)	0.59	(1.37)	15.52	5.62		40,661	1.88	(f)	1.88	(f)	0.01		9.66	(f)	85
Year ended 08/31/08	17.30	1.20	(1.00)	0.20	(1.20)	16.30	0.95		48,535	1.48	(f)	1.48	(f)	0.00	(h)	6.82	(f)	27
Year ended 08/31/07	17.30	1.10	0.10	1.20	(1.20)	17.30	6.92		60,060	1.35	(f)	1.35	(f)	0.00	(h)	6.48	(f)	26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $60,526, $10,652, $9,533 and $39,750 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Annualized.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.75% and 0.78% for Class B and Class C shares, respectively, for the six months ended August 31, 2011.
(h)	Amount is less than 0.005%.

25        Invesco High Yield Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$961.60	$8.38	$1,016.59	$8.62	1.70%

B	1,000.00	958.90	10.83	1,014.08	11.14	2.20

C	1,000.00	959.50	10.98	1,013.93	11.29	2.23

Y	1,000.00	963.10	7.16	1,017.85	7.35	1.45

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

26        Invesco High Yield Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Yield Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

27        Invesco High Yield Securities Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Current Yield Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two mutual funds and the same as the rate of one mutual fund managed by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28        Invesco High Yield Securities Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-HYS-SAR-1	Invesco Distributors, Inc.

Invesco Limited Maturity Treasury Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: LMTAX  ▪  A2: SHTIX  ▪  Y: LMTYX  ▪  Institutional: ALMIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.59%

Class A2 Shares	0.59

Class Y Shares	0.63

Institutional Class Shares	0.67

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	5.49

Barclays Capital 1-2 Year U.S. Government Index▼(Style-Specific Index)	0.80

Lipper Short U.S. Treasury Funds Category Average▼ (Peer Group)	2.17

▼	Lipper Inc.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital 1-2 Year U.S. Government Index is an unmanaged index considered representative of the U.S. Treasury and U.S. government agency issues with maturities of one to two years.
     The Lipper Short U.S. Treasury Funds Category Average represents an average of all of the funds in the Lipper Short U.S. Treasury Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class A shares incepted on October 31, 2002. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Institutional Class shares was 0.72%, 0.62%, 0.47% and 0.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

Class A Shares

10 Years	2.25%

5 Years	2.32

1 Year	-2.04

Class A2 Shares

Inception (12/15/87)	4.73%

10 Years	2.54

5 Years	2.71

1 Year	-0.57

Class Y Shares

10 Years	2.68%

5 Years	2.99

1 Year	0.56

Institutional Class Shares

Inception (7/13/87)	5.01%

10 Years	2.89

5 Years	3.17

1 Year	0.58

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

10 Years	2.38%

5 Years	2.49

1 Year	-1.95

Class A2 Shares

Inception (12/15/87)	4.75%

10 Years	2.67

5 Years	2.90

1 Year	-0.45

Class Y Shares

10 Years	2.81%

5 Years	3.18

1 Year	0.71

Institutional Class Shares

Inception (7/13/87)	5.04%

10 Years	3.03

5 Years	3.35

1 Year	0.72
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2	Invesco Limited Maturity Treasury Fund

Letters to Shareholders
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Limited Maturity Treasury Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–99.88%
U.S. Treasury Notes–99.88%
U.S. Treasury Notes	0.38%	08/31/12	$10,500	$10,525,430

U.S. Treasury Notes	0.38%	09/30/12	13,200	13,231,969

U.S. Treasury Notes	0.38%	10/31/12	10,400	10,426,812

U.S. Treasury Notes	0.50%	11/30/12	12,100	12,151,992

U.S. Treasury Notes	0.63%	12/31/12	7,000	7,043,203

U.S. Treasury Notes	0.63%	01/31/13	10,000	10,064,844

U.S. Treasury Notes	0.63%	02/28/13	8,100	8,153,789

U.S. Treasury Notes	0.75%	03/31/13	11,000	11,097,109

U.S. Treasury Notes	0.63%	04/30/13	11,500	11,585,352

U.S. Treasury Notes	0.50%	05/31/13	11,800	11,863,609

U.S. Treasury Notes(a)	1.13%	06/15/13	9,000	9,149,766

U.S. Treasury Notes	0.38%	06/30/13	5,600	5,619,687

U.S. Treasury Notes	0.50%	10/15/13	7,000	7,042,656

U.S. Treasury Notes	2.75%	10/31/13	2,100	2,214,844

U.S. Treasury Notes	1.25%	04/15/14	7,000	7,182,656

U.S. Treasury Notes	0.63%	07/15/14	2,900	2,927,188

TOTAL INVESTMENTS–99.88% (Cost $139,589,965)				140,280,906

OTHER ASSETS LESS LIABILITIES–0.12%				162,088

NET ASSETS–100.00%				$140,442,994

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.

Portfolio Composition

By U.S. Treasuries

	Interest	% of Total
Maturity Date	Rate	Net Assets

08/31/2012	0.38%	7.49%

09/30/2012	0.38	9.42

10/31/2012	0.38	7.42

11/30/2012	0.50	8.65

12/31/2012	0.63	5.02

01/31/2013	0.63	7.17

02/28/2013	0.63	5.81

03/31/2013	0.75	7.90

04/30/2013	0.63	8.25

05/31/2013	0.50	8.45

06/15/2013	1.13	6.52

06/30/2013	0.38	4.00

10/15/2013	0.50	5.01

10/31/2013	2.75	1.58

04/15/2014	1.25	5.11

07/15/2014	0.63	2.08

Other Assets Less Liabilities		0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Limited Maturity Treasury Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $139,589,965)	$140,280,906

Receivable for:
Fund shares sold	171,027

Interest	229,983

Fund expenses absorbed	18,862

Investment for trustee deferred compensation and retirement plans	52,415

Other assets	23,133

Total assets	140,776,326

Liabilities:
Payable for:
Fund shares reacquired	101,399

Amount due custodian	11,782

Dividends	415

Variation margin	1,859

Accrued fees to affiliates	90,765

Accrued other operating expenses	28,584

Trustee deferred compensation and retirement plans	98,528

Total liabilities	333,332

Net assets applicable to shares outstanding	$140,442,994

Net assets consist of:
Shares of beneficial interest	$139,413,282

Undistributed net investment income (loss)	(2,533)

Undistributed net realized gain	338,938

Unrealized appreciation	693,307

$140,442,994

Net Assets:
Class A	$55,637,130

Class A2	$60,168,120

Class Y	$16,091,156

Institutional Class	$8,546,588

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	5,282,808

Class A2	5,711,657

Class Y	1,527,743

Institutional Class	810,811

Class A
Net asset value per share	$10.53

Maximum offering price per share
(Net asset value of $10.53 divided by 97.50%)	$10.80

Class A2
Net asset value and offering price per share	$10.53

Maximum offering price per share
(Net asset value of $10.53 divided by 99.00%)	$10.64

Class Y:
Net asset value and offering price per share	$10.53

Institutional Class:
Net asset value and offering price per share	$10.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Limited Maturity Treasury Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$437,350

Expenses:
Advisory fees	144,145

Administrative services fees	25,137

Custodian fees	3,822

Distribution fees:
Class A	70,060

Class A2	48,400

Transfer agent fees — A, A2 and Y	102,824

Transfer agent fees — Institutional	3,109

Trustees’ and officers’ fees and benefits	9,768

Registration and filing fees	29,499

Other	36,842

Total expenses	473,606

Less: Expenses reimbursed and expense offset arrangement(s)	(67,027)

Net expenses	406,579

Net investment income	30,771

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	381,301

Futures contracts	(127,633)

253,668

Change in net unrealized appreciation of:
Investment securities	617,941

Futures contracts	6,003

623,944

Net realized and unrealized gain	877,612

Net increase in net assets resulting from operations	$908,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Limited Maturity Treasury Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$30,771	$312,806

Net realized gain	253,668	1,708,485

Change in net unrealized appreciation (depreciation)	623,944	(1,101,606)

Net increase in net assets resulting from operations	908,383	919,685

Distributions to shareholders from net investment income:
Class A	(5,845)	(74,176)

Class A2	(8,940)	(120,124)

Class Y	(8,581)	(36,644)

Institutional Class	(7,408)	(83,813)

Total distributions from net investment income	(30,774)	(314,757)

Distributions to shareholders from net realized gains:
Class A	—	(584,429)

Class A2	—	(591,677)

Class Y	—	(126,772)

Institutional Class	—	(62,266)

Total distributions from net realized gains	—	(1,365,144)

Share transactions-net:
Class A	(5,404,546)	(27,648,158)

Class A2	(8,952,890)	(16,931,891)

Class Y	938,517	5,726,825

Institutional Class	928,074	(21,172,772)

Net increase (decrease) in net assets resulting from share transactions	(12,490,845)	(60,025,996)

Net increase (decrease) in net assets	(11,613,236)	(60,786,212)

Net assets:
Beginning of period	152,056,230	212,842,442

End of period (includes undistributed net investment income of $(2,533) and $(2,530) respectively)	$140,442,994	$152,056,230

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Maturity Treasury Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class A2, Class Y and Institutional Class. As of the close of business on October 30, 2002, Class A2 shares are closed to new investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Institutional Class shares are sold at net asset value.

7        Invesco Limited Maturity Treasury Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the

8        Invesco Limited Maturity Treasury Fund

futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day,

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.20%

Over $500 million	0.175%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended August 31, 2011, the Adviser reimbursed class level expenses of $45,477, $21,141 and $139 for Class A, Class A2 and Class Y shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $134.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.
  The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class A2, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $2,720 and $309 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

9        Invesco Limited Maturity Treasury Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$140,280,906	$—	$140,280,906

Futures*	2,366	—	—	2,366

Total Investments	$2,366	$140,280,906	$—	$140,283,272

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Notional Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$2,366	$—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities under the Variation margin.

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Futures*

Realized (Loss)
Interest rate risk	$(127,633)

Change in Unrealized Appreciation
Interest rate risk	6,003

Total	$(121,630)

*	The average notional value of futures outstanding during the period was $3,962,585.

10        Invesco Limited Maturity Treasury Fund

Open Futures Contracts
	Number of		Notional	Unrealized
Contracts	Contracts	Month	Value	Appreciation

U.S. Treasury 5 Year Notes	14	December-2011	$1,715,656	$2,136

U.S. Treasury 2 Year Notes	17	December-2011	(3,748,500)	230

Total				$2,366

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $136.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,108 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The Fund did not have a capital loss carryforward at February 28, 2011.

NOTE 9—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended August 31, 2011 was $89,535,175 and $114,530,955, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$690,518

Aggregate unrealized (depreciation) of investment securities	(21)

Net unrealized appreciation of investment securities	$690,497

Cost of investments for tax purposes is $139,590,409.

11        Invesco Limited Maturity Treasury Fund

NOTE 10—Share Information

	Summary of Share Activity

			Year ended
	Six months ended August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,715,106	$18,011,912	2,585,112	$27,208,408

Class A2	66,642	699,425	248,072	2,610,949

Class Y	258,243	2,710,783	741,879	7,802,176

Institutional Class	144,446	1,517,418	310,844	3,273,054

Issued as reinvestment of dividends:
Class A	500	5,248	56,047	587,651

Class A2	731	7,679	61,132	641,135

Class Y	681	7,146	12,740	133,651

Institutional Class	588	6,171	11,854	124,628

Reacquired:
Class A	(2,233,130)	(23,421,706)	(5,274,861)	(55,444,217)

Class A2	(920,644)	(9,659,994)	(1,919,306)	(20,183,975)

Class Y	(169,747)	(1,779,412)	(210,560)	(2,209,002)

Institutional Class	(56,680)	(595,515)	(2,324,751)	(24,570,454)

Net increase (decrease) in share activity	(1,193,264)	$(12,490,845)	(5,701,798)	$(60,025,996)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 5% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12        Invesco Limited Maturity Treasury Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/11	$10.47	$0.00	(c)	$0.06	$0.06	$(0.00)	$—	$(0.00)	$10.53	0.59%	$55,637	0.59	%(d)	0.75	%(d)	0.02	%(d)	64%
Year ended 02/28/11	10.52	0.01	(c)	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.43	60,707	0.67		0.72		0.10		144
Seven months ended 02/28/10	10.46	0.02	(c)	0.06	0.08	(0.02)	—	(0.02)	10.52	0.76	88,726	0.74	(e)	0.74	(e)	0.32	(e)	65
Year ended 07/31/09	10.27	0.12	(c)	0.19	0.31	(0.12)	—	(0.12)	10.46	3.06	103,492	0.72		0.72		1.16		157
Year ended 07/31/08	10.03	0.32	(c)	0.24	0.56	(0.32)	—	(0.32)	10.27	5.65	90,058	0.71		0.71		3.10		126
Year ended 07/31/07	10.00	0.40		0.03	0.43	(0.40)	—	(0.40)	10.03	4.37	26,431	0.77		0.77		3.98		107

Class A2
Six months ended 08/31/11	10.47	0.00	(c)	0.06	0.06	(0.00)	—	(0.00)	10.53	0.59	60,168	0.58	(d)	0.65	(d)	0.03	(d)	64
Year ended 02/28/11	10.52	0.01	(c)	0.04	0.05	(0.01)	(0.09)	(0.10)	10.47	0.49	68,724	0.60		0.62		0.17		144
Seven months ended 02/28/10	10.46	0.03	(c)	0.06	0.09	(0.03)	—	(0.03)	10.52	0.82	86,019	0.64	(e)	0.64	(e)	0.42	(e)	65
Year ended 07/31/09	10.27	0.13	(c)	0.19	0.32	(0.13)	—	(0.13)	10.46	3.16	93,789	0.62		0.62		1.26		157
Year ended 07/31/08	10.03	0.33	(c)	0.24	0.57	(0.33)	—	(0.33)	10.27	5.76	114,347	0.61		0.61		3.19		126
Year ended 07/31/07	10.00	0.41		0.03	0.44	(0.41)	—	(0.41)	10.03	4.47	141,832	0.67		0.67		4.08		107

Class Y
Six months ended 08/31/11	10.47	0.01	(c)	0.06	0.07	(0.01)	—	(0.01)	10.53	0.63	16,091	0.50	(d)	0.50	(d)	0.11	(d)	64
Year ended 02/28/11	10.52	0.03	(c)	0.04	0.07	(0.03)	(0.09)	(0.12)	10.47	0.62	15,057	0.47		0.47		0.30		144
Seven months ended 02/28/10	10.46	0.03	(c)	0.06	0.09	(0.03)	—	(0.03)	10.52	0.90	9,410	0.49	(e)	0.49	(e)	0.57	(e)	65
Year ended 07/31/09(f)	10.39	0.12	(c)	0.06	0.18	(0.11)	—	(0.11)	10.46	1.71	5,240	0.47	(e)	0.47	(e)	1.41	(e)	157

Institutional Class
Six months ended 08/31/11	10.48	0.01	(c)	0.06	0.07	(0.01)	—	(0.01)	10.54	0.67	8,547	0.42	(d)	0.42	(d)	0.19	(d)	64
Year ended 02/28/11	10.53	0.04	(c)	0.03	0.07	(0.03)	(0.09)	(0.12)	10.48	0.65	7,568	0.41		0.41		0.36		144
Seven months ended 02/28/10	10.47	0.04	(c)	0.06	0.10	(0.04)	—	(0.04)	10.53	0.97	28,687	0.38	(e)	0.38	(e)	0.68	(e)	65
Year ended 07/31/09	10.28	0.16	(c)	0.19	0.35	(0.16)	—	(0.16)	10.47	3.43	21,488	0.35		0.35		1.53		157
Year ended 07/31/08	10.04	0.35	(c)	0.24	0.59	(0.35)	—	(0.35)	10.28	6.02	18,049	0.36		0.36		3.45		126
Year ended 07/31/07	10.00	0.44		0.04	0.48	(0.44)	—	(0.44)	10.04	4.88	12,335	0.36		0.36		4.38		107

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $55,743, $64,183, $15,360, and $8,075 for Class A, Class A2, Class Y, and Institutional Class shares respectively.
(e)	Annualized.
(f)	Commencement date of October 31, 2008.

13        Invesco Limited Maturity Treasury Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$1,005.90	$2.97	$1,022.17	$3.00	0.59%

A2	1,000.00	1,005.90	2.92	1,022.22	2.95	0.58

Y	1,000.00	1,006.30	2.52	1,022.62	2.54	0.50

Institutional	1,000.00	1,006.70	2.12	1,023.03	2.14	0.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

14        Invesco Limited Maturity Treasury Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Limited Maturity Treasury Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

15        Invesco Limited Maturity Treasury Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Short U.S. Treasury Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the fifth quintile of the performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Senior Officer noted that the Fund competes with funds that buy non-Treasury securities. Invesco Advisers advised the Board that the Fund is a pure Treasury fund which affects performance when peers invest in risk assets as well as Treasuries. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A2 shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

16        Invesco Limited Maturity Treasury Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

LTD-SAR-1	Invesco Distributors, Inc.

Invesco Money Market Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
Cash Reserve: AIMXX ▪ A5: ACZXX ▪ B5: ACYXX ▪ C5: ACXXX ▪ Investor: INAXX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
12	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Information
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.
Team managed by Invesco Advisers, Inc.
2 Invesco Money Market Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Money Market Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–47.99%(a)
Asset-Backed Securities–Commercial Loans/Leases–0.32%
Atlantis One Funding Corp.(b)(c)	0.21%	11/01/11	$5,000	$4,998,221

Asset-Backed Securities–Consumer Receivables–8.69%
Amsterdam Funding Corp.(b)	0.20%	09/14/11	24,500	24,498,231

Amsterdam Funding Corp.	0.23%	10/11/11	5,000	4,998,722

Thunder Bay Funding, LLC(b)	0.19%	10/11/11	54,510	54,498,492

Thunder Bay Funding, LLC(b)	0.20%	09/01/11	9,018	9,018,000

Windmill Funding Corp.	0.22%	09/13/11	45,000	44,996,700

				138,010,145

Asset-Backed Securities–Fully Supported Bank–6.45%
Crown Point Capital Co., LLC–Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	10/04/11	35,000	34,988,771

Govco LLC (CEP–Citibank, N.A.)(b)	0.18%	09/29/11	10,000	9,998,600

Lexington Parker Capital Co., LLC Series A, (Multi CEP’s- Liberty Hampshire Co., LLC; agent)(b)(c)	0.30%	09/06/11	31,000	30,998,708

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.16%	09/01/11	26,400	26,400,000

				102,386,079

Asset-Backed Securities–Multi-Purpose–20.96%
Chariot Funding(b)	0.16%	09/29/11	25,000	24,996,889

Charta, LLC(b)	0.17%	09/28/11	24,000	23,996,940

Ciesco, LLC(b)	0.18%	09/12/11	75,000	74,995,875

CRC Funding LLC(b)	0.17%	09/27/11	15,000	14,998,159

CRC Funding LLC	0.17%	09/29/11	17,000	16,997,752

Falcon Asset Securitization Corp.(b)	0.16%	09/28/11	75,000	74,991,000

Gemini Securitization Corp., LLC(b)	0.22%	09/06/11	25,040	25,039,235

Jupiter Securitization Corp.	0.14%	09/12/11	22,786	22,785,025

Jupiter Securitization Corp.(b)	0.18%	09/01/11	30,000	30,000,000

Mont Blanc Capital Corp.(b)(c)	0.21%	10/11/11	5,000	4,998,833

Nieuw Amsterdam Receivables Corp.(b)(c)	0.20%	09/06/11	19,000	18,999,472

				332,799,180

Asset-Backed Securities–Securities–2.83%
Aspen Funding Corp.(b)	0.24%	10/11/11	5,000	4,998,667

Solitaire Funding Ltd./LLC(b)(c)	0.20%	09/08/11	40,000	39,998,444

				44,997,111

Diversified Banks–0.94%
Bank of Nova Scotia(c)	0.18%	11/10/11	5,000	4,998,250

Banque et Caisse d’Epargne de i’Etat(c)	0.26%	12/09/11	5,000	4,996,425

Rabobank USA Financial Corp.(c)	0.28%	01/12/12	5,000	4,994,828

				14,989,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Life & Health Insurance–4.53%
MetLife Short Term Funding LLC(b)	0.18%	09/14/11	$34,000	$33,997,790

MetLife Short Term Funding LLC(b)	0.19%	10/06/11	38,009	38,001,979

			71,999,769	71,999,769

Municipal Commercial Paper–0.44%
Metropolitan Transportation Authority; Series 2, Transportation BAN (LOC–Royal Bank of Canada)(c)(d)	0.30%	09/07/11	7,000	7,000,000

Regional Banks–2.83%
Nordea North America Inc.(c)	0.20%	10/24/11	5,000	4,998,528

Westpac Banking(b)(c)	0.30%	01/09/12	5,000	4,994,583

Westpac Banking Corp.(b)(c)	0.34%	09/07/11	35,000	34,998,017

				44,991,128

Total Commercial Paper (Cost $762,171,136)				762,171,136

Variable Rate Demand Notes–15.96%(e)(f)
Credit Enhanced–15.96%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/29	2,740	2,740,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.21%	08/01/35	7,760	7,760,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Eleven Parkway Center Associates); Series 1992, Ref. VRD Commercial Development RB (LOC–PNC Bank, N.A.)(d)	0.21%	12/15/12	970	970,000

Allegheny (County of), Pennsylvania Industrial Development Authority (Oakland Catholic High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(d)	0.21%	06/01/38	2,880	2,880,000

Augusta (City of), Georgia Housing Authority (Westbury Creek Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.18%	05/15/33	1,895	1,895,000

Aurora (City of), Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC–Harris N.A.)(d)	0.20%	03/01/35	7,450	7,450,000

Beaver (County of), Pennsylvania Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC–Citibank, N.A.)(d)	0.15%	12/01/35	33,866	33,865,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(d)	0.22%	12/01/28	2,150	2,150,000

Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/33	1,175	1,175,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2010, VRD RB (LOC–PNC Bank, N.A.)(d)	0.21%	03/01/30	2,290	2,290,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.23%	07/01/38	4,580	4,580,000

Chicago (City of), Illinois; Series 1997, VRD Limited Tax GO Bonds (LOC–Harris N.A.)(d)	0.12%	01/01/12	620	620,000

Colorado (State of) Housing & Finance Authority (St. Moritz); Series 1996 H, Ref. VRD MFH RB (CEP–FNMA)	0.15%	10/15/16	2,915	2,915,000

Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(d)	0.21%	11/01/39	2,000	2,000,000

DeKalb (County of), Georgia Development Authority (Atlanta Jewish Community Center, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	09/01/24	1,550	1,550,000

DeKalb (County of), Georgia Housing Authority (Crow Wood Arbor Associates, LTD.); Series 1985 Q, VRD MFH RB (CEP–FHLMC)	0.22%	12/01/25	6,880	6,880,000

Florida (State of) Housing Finance Agency (Caribbean Key Apartments); Series 1996 F, VRD RB (CEP–FNMA)	0.21%	06/01/26	1,100	1,100,000

Fort Wayne (City of), Indiana (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(d)	0.21%	08/01/28	1,620	1,620,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(c)	0.21%	09/01/14	4,400	4,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.38%	09/01/41	$1,400	$1,400,000

Illinois (State of) Finance Authority (Cultural Pooled Financing Program); Series 1985, VRD RB (LOC–JPMorgan Chase Bank N.A.)(d)	0.18%	12/01/25	2,800	2,800,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(d)	0.35%	05/01/14	1,400	1,400,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.18%	06/01/37	1,000	1,000,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2009 C, VRD RB (LOC–Northern Trust Co.)(d)	0.17%	04/01/39	2,175	2,175,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (CEP–FHLB of Indianapolis)	0.25%	12/01/39	980	980,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.23%	12/01/34	500	500,000

Jacksonville (City of), Florida (University of Florida Health Science Center); Series 1989, VRD IDR (LOC–Bank of America, N.A.)(d)	0.20%	07/01/19	1,700	1,700,000

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)	0.24%	04/01/44	2,990	2,990,000

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank N.A.)(b)(d)	0.31%	09/01/21	1,100	1,100,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.21%	06/15/26	8,730	8,730,000

Lubbock (City of), Texas Independent School District; Series 2006, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.21%	02/01/30	2,050	2,050,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(b)(d)	0.25%	01/01/33	4,400	4,400,000

Maryland (State of) Economic Development Corp. (Associated Catholic Charities, Inc. Facility); Series 2004, VRD RB (LOC–PNC Bank, N.A.)(d)	0.20%	10/01/29	4,270	4,270,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.21%	11/01/28	2,400	2,400,000

Massachusetts (State of) Health & Educational Facilities Authority (Falmouth Assisted Living, Inc.); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(d)	0.29%	11/01/26	2,400	2,400,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(d)	0.30%	01/01/44	7,200	7,200,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	03/01/32	1,100	1,100,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(d)	0.21%	11/01/38	1,875	1,875,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(d)	0.18%	01/01/18	9,040	9,040,000

New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP–FNMA)	0.18%	11/15/37	6,300	6,300,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	12/01/27	6,545	6,545,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.20%	12/01/37	24,825	24,825,000

Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.18%	06/01/25	1,100	1,100,000

Osprey Properties Limited Partnership, LLLP; Series 2002, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(d)	0.21%	06/01/27	6,000	6,000,000

Pennsylvania (State of) Economic Development Financing Authority (Glade Run Lutheran Services); Series 2000 E-1, VRD RB (LOC–PNC Bank, N.A.)(d)	0.21%	09/01/15	1,050	1,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Mercyhurst College); Series 1999 E-1, VRD RB (LOC–PNC Bank, N.A.)(d)	0.21%	11/01/19	$1,430	$1,430,000

Pima (County of), Arizona Industrial Development Authority (Delaware Military Academy, Inc.); Series 2008, VRD Charter School RB (LOC–PNC Bank, N.A.)(d)	0.21%	09/01/38	1,110	1,110,000

Ridley (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(d)	0.21%	11/01/29	2,800	2,800,000

Saint Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.22%	10/01/33	7,675	7,675,000

Saint Paul (City of), Minnesota Port Authority;
Series 2009-11 DD, Ref. VRD District Cooling RB (LOC–Deutsche Bank AG)(c)(d)	0.35%	03/01/29	820	820,000

Series 2009-5 O, VRD District Heating RB (LOC–Deutsche Bank AG)(c)(d)	0.35%	12/01/28	1,800	1,800,000

Series 2009-6 P, VRD District Heating RB (LOC–Deutsche Bank AG)(c)(d)	0.16%	12/01/28	1,565	1,565,000

Series 2009-7 Q, Ref. VRD District Heating RB (LOC–Deutsche Bank AG)(c)(d)	0.35%	12/01/28	985	985,000

Smyrna (City of), Georgia Housing Authority (F&M Villages); Series 1997, VRD MFH RB (CEP–FNMA)	0.17%	06/01/25	2,260	2,260,000

South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(d)	0.19%	08/01/29	1,200	1,200,000

South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(d)	0.12%	09/01/27	8,400	8,400,000

Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.22%	07/15/31	1,750	1,750,000

USTA National Tennis Center, Inc.; Series 2009, VRD Taxable RB (LOC–JPMorgan Chase Bank N.A.)(d)	0.18%	11/15/24	5,000	5,000,000

Warren (County of), Ohio (Otterbein Homes); Series 1998 A, Ref. VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(d)	0.20%	07/01/21	9,550	9,550,000

Washington (State of) Housing Finance Commission (Lake Washington Apartments); Series 1996, VRD Multifamily Mortgage RB (LOC–U.S. Bank, N.A.)(d)	0.19%	10/01/26	4,400	4,400,000

Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(d)	0.18%	07/01/32	900	900,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)	0.15%	02/01/34	7,700	7,700,000

Total Variable Rate Demand Notes (Cost $253,515,000)				253,515,000

Certificates of Deposit–10.61%
Bank of Nova Scotia	0.25%	01/11/12	46,000	46,000,000

BNP Paribas	0.69%	06/01/12	2,500	2,500,000

Canadian Imperial Bank of Commerce	0.20%	09/02/11	25,000	25,000,000

Svenska Handelsbanken A.B. (United Kingdom)(c)	0.45%	02/27/12	47,000	47,001,166

Toronto Dominion Bank	0.26%	01/12/12	48,000	48,000,000

Total Certificates of Deposit (Cost $168,501,166)				168,501,166

Medium-Term Notes–1.58%
Kreditanstalt fuer Wiederaufbau Sr. Unsec. Gtd. Global MTN(c) (Cost $25,083,830)	3.25%	10/14/11	25,000	25,083,830

Bank Notes–1.58%
Royal Bank of Canada, Sr. Unsec. Notes(b)(c)(d) (Cost $25,000,000)	0.30%	08/31/12	25,000	25,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–77.72% (Cost $1,234,271,132)				1,234,271,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Money Market Fund

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–23.05%(g)
Barclays Capital Inc., Joint agreement dated 08/31/11, aggregate maturing value of $203,992,668 (collateralized by U.S. Government sponsored agency obligations valued at $208,072,603; 0%, 04/15/18-04/15/30)	0.05%	09/01/11	$75,000,104	$75,000,000

BMO Capital Markets Corp., Joint agreement dated 08/31/11, aggregate maturing value $200,000,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,051; 1.00%-6.50%, 04/15/14-03/20/41)	0.06%	09/01/11	140,995,263	140,995,028

Societe Generale, Joint agreement dated 08/31/11, aggregate maturing value $750,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,405; 0%-5.88%, 11/04/11-04/01/56)	0.06%	09/01/11	75,000,125	75,000,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/11, aggregate maturing value of $500,000,972 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,000; 3.42%-5.50%, 08/01/18-08/15/46)	0.07%	09/01/11	75,000,146	75,000,000

Total Repurchase Agreements (Cost $365,995,028)				365,995,028

TOTAL INVESTMENTS(h)(i)–100.77% (Cost $1,600,266,160)				1,600,266,160

OTHER ASSETS LESS LIABILITIES–(0.77)%				(12,164,122)

NET ASSETS–100.00%				$1,588,102,038

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $675,904,905, which represented 42.56% of the Trust’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.3%; other countries less than 5% each: 9.8%.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition*

Number of days to Maturity
as of August 31, 2011

1-7	51.7%

8-30	25.4

31-60	12.3

61-90	0.6

91-180	9.7

181+	0.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Money Market Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value and cost	$1,234,271,132

Repurchase agreements, at value and cost	365,995,028

Total investments, at value and cost	1,600,266,160

Cash	220,889

Receivable for:
Investments sold	505,000

Fund shares sold	2,941,166

Interest	432,452

Fund expenses absorbed	483,062

Investment for trustee deferred compensation and retirement plans	113,745

Other assets	112,189

Total assets	1,605,074,663

Liabilities:
Payable for:
Investments purchased	9,998,600

Fund shares reacquired	5,715,649

Dividends	392

Accrued fees to affiliates	908,018

Accrued other operating expenses	80,968

Trustee deferred compensation and retirement plans	268,998

Total liabilities	16,972,625

Net assets applicable to shares outstanding	$1,588,102,038

Net assets consist of:
Shares of beneficial interest	$1,588,056,763

Undistributed net investment income	56,816

Undistributed net realized gain (loss)	(11,541)

$1,588,102,038

Net assets:
Invesco Cash Reserve Shares	$822,627,711

Class A5	$251,887,939

Class B	$84,648,892

Class B5	$30,292,714

Class C	$100,205,555

Class C5	$19,036,433

Class R	$45,037,112

Class Y	$14,832,158

Investor Class	$219,533,524

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Invesco Cash Reserve Shares	822,801,379

Class A5	251,925,299

Class B	84,688,761

Class B5	30,302,327

Class C	100,236,426

Class C5	19,060,099

Class R	45,042,576

Class Y	14,831,844

Investor Class	219,607,159

Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Money Market Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$1,694,067

Expenses:
Advisory fees	2,768,255

Administrative services fees	205,614

Custodian fees	27,767

Distribution fees:
AIM Cash Reserve Shares	513,680

Class A5	203,876

Class B	326,510

Class B5	163,274

Class C	361,051

Class C5	98,455

Class R	92,411

Transfer agent fees	1,732,667

Trustees’ and officers’ fees and benefits	31,675

Other	91,509

Total expenses	6,616,744

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(5,146,028)

Net expenses	1,470,716

Net investment income	223,351

Net increase in net assets resulting from operations	$223,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Money Market Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	Six months
	ended	Year ended
	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$223,351	$505,613

Net realized gain	—	301

Net increase in net assets resulting from operations	223,351	505,914

Distributions to shareholders from net investment income:
AIM Cash Reserve Shares	(101,487)	(211,858)

Class A5	(41,348)	(105,322)

Class B	(10,709)	(26,756)

Class B5	(5,624)	(16,385)

Class C	(11,959)	(27,558)

Class C5	(3,312)	(8,896)

Class R	(7,185)	(15,207)

Class Y	(2,385)	(4,955)

Investor Class	(30,915)	(71,831)

Total distributions from net investment income	(214,924)	(488,768)

Share transactions–net:
AIM Cash Reserve Shares	166,059,098	4,800,248

Class A5	(40,217,689)	292,101,248

Class B	11,131,074	(19,752,452)

Class B5	(12,510,272)	42,802,376

Class C	17,638,342	(10,731,785)

Class C5	(5,749,036)	24,784,945

Class R	(2,189,444)	4,659,772

Class Y	420,008	(344,031)

Investor Class	14,557,741	(28,460,366)

Net increase (decrease) in net assets resulting from share transactions	149,139,822	309,859,955

Net increase (decrease) in net assets	149,148,249	309,877,101

Net assets:
Beginning of period	1,438,953,789	1,129,076,688

End of period (includes undistributed net investment income of $56,816 and $48,389, respectively)	$1,588,102,038	$1,438,953,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Money Market Fund

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Money Market Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The Fund currently consists of ten different classes of shares: Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class Y, Investor Class and Institutional Class. Class A5, Class B5 and Class C5 shares are closed to new investors. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class C and C5 shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve shares, Class A5, Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B and Class B5 shares are no longer permitted. Existing shareholders of Class B and Class B5 shares may continue to reinvest dividends and capital gains distributions in Class B and Class B5 shares, respectively until they convert. Also, shareholders in Class B and Class B5 shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B and Class B5 shares will automatically convert to Invesco Cash Reserve shares and Class A5 shares, respectively on or the about month-end which is at least eight years after the date of purchase. Institutional Class shares have not commenced operations. Redemption of Class B and Class B5 shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

12        Invesco Money Market Fund

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.40%

Over $1 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended August 31, 2011, the Adviser waived advisory fees $3,381,862 and reimbursed class level expenses of $513,680, $203,876, $326,510, $163,274, $361,051, $98,455 and $92,411 of Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5, and Class R shares, respectively, in order to increase the Fund’s yield.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $2,239.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5 and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve Shares and Class A5 shares, 0.90% of the average daily net assets of Class B, Class B5, Class C and Class C5 shares and 0.40% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder

13        Invesco Money Market Fund

services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the plans are shown in the Statement of Operations as distribution fees.
  CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $11,400, $1, $,137,125, $50,216, $14,249 and $1,435 from Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C and Class C5 shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$1,600,266,160	$—	$1,600,266,160

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2011, the Fund engaged in securities purchases of $78,451,841 and securities sales of $13,265,674.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,670.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $2,397 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

14        Invesco Money Market Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $11,541 of capital loss carryforward in the fiscal year ending February 29, 2012.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2012	$406

February 28, 2016	8,400

February 28, 2017	2,572

February 28, 2018	163

Total capital loss carryforward	$11,541

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco Money Market Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Invesco Cash Reserve Shares	543,935,695	$543,935,695	639,796.985	$639,796.985

Class A5	12,190,836	12,190,836	29,560,669	29,560,669

Class B	44,956,010	44,956,010	54,705,422	54,705,422

Class B5	43,379	43,379	857,227	857,227

Class C	58,762,605	58,762,605	83,888,511	83,888,511

Class C5	249,787	249,787	776,273	776,273

Class R	17,803,224	17,803,224	31,737,097	31,737,097

Class Y	8,784,251	8,784,251	38,741,797	38,741,797

Investor Class	79,911,725	79,911,725	115,173,186	115,173,186

Issued as reinvestment of dividends:
Invesco Cash Reserve Shares	97,613	97,613	204,666	204,666

Class A5	39,994	39,994	102,521	102,521

Class B	9,901	9,901	25,560	25,560

Class B5	5,277	5,277	15,674	15,674

Class C	11,359	11,359	26,395	26,395

Class C5	3,090	3,090	8,340	8,340

Class R	7,096	7,096	15,102	15,102

Class Y	2,348	2,348	4,835	4,835

Investor Class	30,513	30,513	70,902	70,902

Issued in connection with acquisitions(b)
Class A5	—	—	459,733,316	459,691,576

Class B5	—	—	73,483,536	73,473,313

Class C5	—	—	45,337,500	45,313,310

Automatic conversion of Class B shares to Invesco Cash Reserve Shares and Class B5 Shares to Class A5 Shares:
Invesco Cash Reserve Shares	7,182,017	7,182,017	16,446,369	16,446,369

Class A5	4,173,819	4,173,819	7,513,037	7,513,037

Class B	(7,182,017)	(7,182,017)	(16,446,369)	(16,446,369)

Class B5	(4,173,819)	(4,173,819)	(7,513,037)	(7,513,037)

Reacquired:
Invesco Cash Reserve Shares	(385,156,227)	(385,156,227)	(651,647,772)	(651,647,772)

Class A5	(56,622,338)	(56,622,338)	(204,766,555)	(204,766,555)

Class B	(26,652,820)	(26,652,820)	(58,037,065)	(58,037,065)

Class B5	(8,385,109)	(8,385,109)	(24,030,801)	(24,030,801)

Class C	(41,135,622)	(41,135,622)	(94,646,691)	(94,646,691)

Class C5	(6,001,913)	(6,001,913)	(21,312,978)	(21,312,978)

Class R	(19,999,764)	(19,999,764)	(27,092,427)	(27,092,427)

Class Y	(8,366,591)	(8,366,591)	(39,090,663)	(39,090,663)

Investor Class	(65,384,497)	(65,384,497)	(143,704,454)	(143,704,454)

Net increase in share activity	149,139,822	$149,139,822	309,936,108	$309,859,955

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust had no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the open of business on June 7, 2010, the Fund acquired all the net asset of Invesco Van Kampen Money Market Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Invesco Van Kampen Money Market Fund on May 11, 2010. The acquisition was accomplished by a tax-free exchange of 578,554,352 shares of the Fund for 578,554,352 shares outstanding of Invesco Van Kampen Money Market Fund as of the close of business on June 4, 2010. Each class of Invesco Van Kampen Money Market Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Van Kampen Money Market Fund to the net asset value of the Fund on the close of business, June 4, 2010. Invesco Van Kampen Money Market Fund’s net assets at that date of $578,478,199, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition was $1,078,086,792.

16        Invesco Money Market Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset					Dividends				net assets		assets without		investment
	value,	Net		Net gains	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment		on securities	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average
	of period	income		(realized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Invesco Cash Reserve Shares
Six months ended 08/31/11	$1.00	$0.00	(b)	$—	$0.00	$(0.00)	$1.00	0.02%	$822,628	0.20	%(c)	0.83	%(c)	0.03	%(c)
Year ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	656,565	0.29		0.83		0.03
Seven months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	651,757	0.31	(d)	0.85	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.77	681,584	0.81		0.96		0.77
Year ended 07/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	1.00	3.21	727,519	0.90		0.96		3.10
Year ended 07/31/07	1.00	0.04		—	0.04	(0.04)	1.00	4.46	554,686	1.00		1.00		4.37

Class A5
Six months ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	251,888	0.20	(c)	0.83	(c)	0.03	(c)
Nine months ended 02/28/11(e)	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	292,104	0.28	(d)	0.82	(d)	0.04	(d)

Class B
Six months ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	84,649	0.20	(c)	1.58	(c)	0.03	(c)
Year ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	73,517	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	93,268	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.41	116,599	1.17		1.70		0.41
Year ended 07/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	1.00	2.44	132,033	1.66		1.72		2.34
Year ended 07/31/07	1.00	0.04		—	0.04	(0.04)	1.00	3.68	135,772	1.75		1.75		3.62

Class B5
Six months ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	30,293	0.20	(c)	1.58	(c)	0.03	(c)
Nine months ended 02/28/11(e)	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	42,803	0.28	(d)	1.57	(d)	0.04	(d)

Class C
Six months ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	100,206	0.20	(c)	1.58	(c)	0.03	(c)
Year ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	82,567	0.29		1.58		0.03
Seven months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	93,298	0.31	(d)	1.60	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.41	104,584	1.17		1.70		0.41
Year ended 07/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	1.00	2.44	112,005	1.65		1.71		2.35
Year ended 07/31/07	1.00	0.04		—	0.04	(0.04)	1.00	3.68	81,387	1.75		1.75		3.62

Class C5
Six months ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	19,036	0.20	(c)	1.58	(c)	0.03	(c)
Nine months ended 02/28/11(e)	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	24,785	0.28	(d)	1.57	(d)	0.04	(d)

Class R
Six months ended 08/31/11	1.00	0.00		—	0.00	(0.00)	1.00	0.02	45,037	0.20	(c)	1.08	(c)	0.03	(c)
Year ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	47,227	0.29		1.08		0.03
Seven months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	42,567	0.31	(d)	1.10	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.64	43,027	0.92		1.20		0.66
Year ended 07/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	1.00	2.95	26,806	1.15		1.21		2.85
Year ended 07/31/07	1.00	0.04		—	0.04	(0.04)	1.00	4.20	18,731	1.25		1.25		4.12

Class Y
Six months ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	14,832	0.20	(c)	0.68	(c)	0.03	(c)
Year ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	14,412	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	14,756	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09(e)	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.52	17,373	0.71	(d)	0.74	(d)	0.87	(d)

Investor Class
Six months ended 08/31/11	1.00	0.00	(b)	—	0.00	(0.00)	1.00	0.02	219,534	0.20	(c)	0.68	(c)	0.03	(c)
Year ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.03	204,974	0.29		0.68		0.03
Seven months ended 02/28/10	1.00	0.00	(b)	0.00	0.00	(0.00)	1.00	0.02	233,431	0.31	(d)	0.70	(d)	0.04	(d)
Year ended 07/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.89	258,650	0.69		0.71		0.89
Year ended 07/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	1.00	3.41	296,623	0.71		0.71		3.29
Year ended 07/31/07	1.00	0.05		—	0.05	(0.05)	1.00	4.72	270,679	0.75		0.75		4.62

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $681,185, $270,358, $72,163, $36,086, $79,797, $21,760, $45,954, $15,395 and $207,707 for Invesco Cash Reserve Shares, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class Y and Investor Class shares, respectively
(d)	Annualized.
(e)	Commencement date of June 7, 2010 for Class A5, Class B5, and Class C5 shares and October 3, 2008 for Class Y shares.

17        Invesco Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
Invesco Cash Reserve Shares	$1,000.00	$1,000.20	$1.01	$1,024.13	$1.02	0.20%

A5	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

B	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

B5	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

C	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

C5	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

R	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

S	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

Y	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

Investor	1,000.00	1,000.20	1.01	1,024.13	1.02	0.20

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

18        Invesco Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Money Market Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance

19        Invesco Money Market Fund

with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Cash Reserve shares of the Fund was in the second quintile of the performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Cash Reserve shares of the Fund was at the same level as the performance of the Index for the one year period and below the Index for the three and five year periods. Invesco Advisers advised the Board that the Fund is viewed as a convenience vehicle for exchanges into other Invesco Funds and is priced accordingly. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Cash Reserve shares of the Fund was at the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies. The Board noted that Invesco Advisers and its affiliates advise off-shore money market funds with similar investment strategies, but the Board did not consider fee comparisons with the Fund to be apt
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Money Market Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MKT-SAR-1     Invesco Distributors, Inc.

Invesco Municipal Bond Fund
Semiannual Report to Shareholders ▪ August 31, 2011

Nasdaq:
A: AMBDX ▪ B: AMBBX ▪ C: AMBCX ▪ Y: AMBYX ▪ Investor: AMBIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

17	Financial Statements

19	Notes to Financial Statements

25	Financial Highlights

26	Fund Expenses

27	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.19%

Class B Shares	5.79

Class C Shares	5.80

Class Y Shares	6.32

Investor Class Shares	6.22

Barclays Capital Municipal Bond Index▼(Broad Market/Style-Specific Index)	6.39

Lipper General Municipal Debt Funds Index▼(Peer Group Index)	6.68
▼Lipper Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Municipal Bond Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

Inception (3/28/77)	5.81%	5.59%	5.60%

10 Years	3.82	3.82	3.89

5 Years	3.22	3.21	3.36

1 Year	-2.09	-2.09	0.14

Class B Shares

Inception (9/1/93)	4.19%	4.16%	4.19%

10 Years	3.71	3.71	3.74

5 Years	3.07	3.07	3.15

1 Year	-3.05	-3.05	-0.67

Class C Shares

Inception (8/4/97)	3.66%	3.65%	3.68%

10 Years	3.56	3.56	3.59

5 Years	3.42	3.42	3.45

1 Year	0.87	0.87	1.88

Class Y Shares

10 Years	4.41%	4.41%	4.43%

5 Years	4.37	4.36	4.39

1 Year	3.00	3.00	3.62

Investor Class Shares

10 Years	4.42%	4.42%	4.44%

5 Years	4.30	4.30	4.33

1 Year	2.82	2.81	3.43

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

Inception (3/28/77)	5.77%	5.54%	5.56%

10 Years	3.86	3.86	3.94

5 Years	3.21	3.20	3.36

1 Year	-1.73	-1.73	0.41

Class B Shares

Inception (9/1/93)	4.09%	4.06%	4.11%

10 Years	3.77	3.76	3.79

5 Years	3.10	3.10	3.19

1 Year	-2.35	-2.35	-0.19

Class C Shares

Inception (8/4/97)	3.54%	3.54%	3.59%

10 Years	3.60	3.60	3.63

5 Years	3.45	3.45	3.48

1 Year	1.59	1.59	2.38

Class Y Shares

10 Years	4.46%	4.45%	4.48%

5 Years	4.39	4.39	4.42

1 Year	3.62	3.62	4.05

Investor Class Shares

10 Years	4.48%	4.47%	4.50%

5 Years	4.34	4.34	4.37

1 Year	3.43	3.43	3.87

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 0.70%, 1.45%, 1.45%, 0.45% and 0.70%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 0.83%, 1.58%, 1.58%, 0.58% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class
C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3	Invesco Municipal Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Municipal Bond Fund

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.10%
Alabama–0.92%
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,061,350

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS–AGC)(a)	6.00%	06/01/39	1,000	1,084,280

Jefferson (County of); Series 2000, School Revenue Wts. (INS–AGM)(a)	5.50%	02/15/20	1,250	1,239,150

University of Alabama; Series 2004 A, General RB (INS–NATL)(a)	5.00%	07/01/29	1,000	1,035,300

				4,420,080

Alaska–0.22%
Southeast Alaska Power Agency; Series 2009, Ref. Electrical RB (INS–AGC)(a)	5.38%	06/01/28	1,025	1,054,161

Arizona–0.43%
Goodyear (City of); Series 2010, Sub. Lien Water and Sewer RB	5.63%	07/01/39	1,000	1,021,900

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(a)	5.00%	07/01/24	1,000	1,072,750

				2,094,650

Arkansas–1.05%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS–AGM)(a)	5.00%	03/01/34	1,825	1,927,109

Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,612,163

North Little Rock Health Facilities Board (Baptist Health); Series 2001, Health Care RB	5.70%	07/01/22	500	500,720

University of Arkansas (Fayetteville Campus); Series 2011 A, Various Facility RB	4.63%	11/01/36	1,000	1,011,270

				5,051,262

California–6.53%
ABAG Finance Authority for Non-profit Corps. (Odd Fellows Home of California); Series 1999, COP (INS–Cal-Mortgage)(a)	6.00%	08/15/24	1,000	1,022,370

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	783,113

Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(a)	6.00%	04/01/22	2,000	2,222,520

California (State of) Department of Water Resources; Series 2002 A, Power Supply RB(b)(c)	5.38%	05/01/12	1,000	1,044,550

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010 A, RB (INS–AGM)(a)	5.25%	07/01/38	500	490,440

California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2002 B, RB (INS–Cal-Mortgage)(a)	5.50%	02/01/24	1,000	1,040,020

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–Cal-Mortgage)(a)	5.75%	08/15/38	500	513,955

California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	260,415

Corona-Norca Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/39	1,000	167,220

El Centro (City of) Financing Authority; Series 2006 A, Water RB (INS–AGM)(a)	5.00%	10/01/26	2,000	2,085,040

Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/28	1,000	913,240

Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District General Obligation Bond Program); Series 2007, RB (INS–AGM)(a)	5.00%	08/01/26	2,000	2,172,480

Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(d)	0.00%	08/01/34	1,500	321,870

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,591,995

Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS–AMBAC)(a)	4.50%	07/01/26	2,000	2,013,660

Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,500	1,584,615

Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/33	775	807,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	08/01/26	$1,080	$1,100,315

Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/35	1,500	334,005

Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/25	1,415	1,516,272

Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.13%	08/01/37	2,000	2,045,460

Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS–AGC)(a)	5.50%	07/01/34	1,500	1,568,010

San Bernardino Community College District (Election of 2002); Series 2008 A, Unlimited Tax GO Bonds	6.50%	08/01/28	525	616,591

San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,596,330

Torrance Unified School District (Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(d)	0.00%	08/01/26	1,250	520,537

University of California Regents; Series 2009 O, General RB	5.25%	05/15/39	500	530,340

Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.50%	09/01/34	1,000	1,056,590

Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS–AGC)(a)	5.00%	09/01/33	1,500	1,526,820

				31,446,323

Colorado–2.38%
Colorado (State of) Health Facilities Authority (Exempla Inc.);
Series 2002 A, RB(b)(c)	5.50%	01/01/12	2,850	2,928,432

Series 2002 A, RB(b)(c)	5.63%	01/01/12	2,040	2,096,998

Colorado (State of) Water Resources & Power Development Authority (Fountaine Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, RB (INS–AGC)(a)	5.13%	12/01/30	400	424,820

Series 2009 A, RB (INS–AGC)(a)	5.25%	12/01/38	525	546,620

Colorado Springs (City of);
Series 2009, Ref. Hospital RB	6.25%	12/15/33	1,200	1,289,712

Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,093,400

Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB(b)(c)	6.25%	12/01/14	750	888,172

Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS–AGM)(a)	5.00%	12/01/36	1,000	1,048,610

University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,171,567

				11,488,331

Connecticut–2.38%
Area Cooperative Educational Services (Staff Development/Administration Facility); Series 1999, Unlimited Tax GO Bonds (INS–ACA)(a)	5.63%	07/15/19	1,060	1,027,522

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(e)	6.60%	07/01/24	1,000	970,880

Connecticut (State of) (Transportation Infrastructure); Series 1991 B, Special Tax Obligation RB	6.50%	10/01/12	1,500	1,597,110

Connecticut (State of) Health & Educational Facility Authority (Bridgeport Hospital); Series 1992 A, RB (INS–NATL)(a)	6.63%	07/01/18	725	730,815

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 J, RB (INS–NATL)(a)	5.75%	07/01/33	1,000	1,071,850

Connecticut (State of) Health & Educational Facility Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	1,000	1,023,310

Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Series 1998 C, RB(e)	5.50%	11/15/35	1,775	1,775,532

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,282,930

				11,479,949

Delaware–0.23%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,095,224

District of Columbia–0.64%
District of Columbia (George Washington University); Series 2001 A, RB (INS–NATL)(a)	5.13%	09/15/31	1,000	1,003,460

District of Columbia (Gonzaga College High School); Series 1999, RB (INS–AGM)(a)	5.38%	07/01/19	1,055	1,057,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	$1,000	$1,007,290

				3,068,039

Florida–4.72%
Bartow (City of); Series 2006, Ref. Water & Sewer System RB (INS–NATL)(a)	4.25%	10/01/29	5,000	4,447,350

Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,630,815

Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS–NATL)(a)	5.80%	05/01/16	910	911,702

Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2010, RB	4.75%	12/01/30	2,000	2,054,120

Series 2010, RB	5.00%	12/01/37	2,020	2,061,854

Jacksonville (City of) Health Facilities Authority (Ascension Health Credit Group); Series 2002 A, RB	5.25%	11/15/32	1,535	1,552,376

Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/34	500	511,830

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,059,060

Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(a)	5.63%	06/01/34	1,000	1,033,500

Series 2009, Public Facilities RB (INS–AGC)(a)	5.75%	06/01/39	775	799,389

Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS–NATL)(a)	5.75%	10/01/29	2,000	2,021,500

Series 2010 A, Aviation RB	5.38%	10/01/35	1,105	1,130,857

Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS–AGC)(a)	5.75%	10/01/39	550	585,591

Series 2010 B, Aviation RB (INS–AGM)(a)	5.00%	10/01/35	1,205	1,219,424

Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS–AGM)(a)	5.00%	07/01/30	500	514,170

Sunrise (City of); Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.00%	10/01/28	1,150	1,198,668

				22,732,206

Georgia–3.72%
Atkinson/Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS–AGC)(a)	5.25%	06/01/34	1,000	1,050,210

Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/34	1,500	1,576,605

Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.38%	11/01/39	1,500	1,574,655

Series 2010 C, Ref. Airport General RB	5.25%	01/01/30	1,500	1,580,775

Series 2010 C, Ref. Airport General RB	6.00%	01/01/30	1,000	1,142,300

Series 2010 C, Ref. Airport General RB (INS–AGM)(a)	5.25%	01/01/30	1,500	1,609,110

DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	692,346

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.50%	07/01/34	1,000	1,019,670

Macon-Bibb (County of) Hospital Authority (The Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,014,220

Medical Center Hospital Authority (Columbus Regional Healthcare System); Series 2008, RAC (INS–AGC)(a)	6.38%	08/01/29	2,135	2,360,563

Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,504,410

Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGC)(a)	5.50%	06/15/35	1,000	1,058,830

Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	756,772

				17,940,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Guam–0.23%
Guam Power Authority; Series 2010 A, RB (INS–AGM)(a)	5.00%	10/01/37	$1,100	$1,120,053

Idaho–0.15%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, RB	6.13%	12/01/28	655	733,056

Illinois–7.41%
Bellwood (Village of); Series 2002, Unlimited Tax GO Bonds(b)(c)	5.25%	12/01/12	1,000	1,062,590

Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(e)	6.13%	02/20/42	1,480	1,495,851

Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,349,718

Chicago (City of);
Series 2000 C, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.50%	01/01/40	995	995,468

Series 2001, Special Transportation RB(b)(c)	5.25%	07/01/12	1,000	1,000,000

Series 2001 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	01/01/33	1,030	1,031,349

Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(a)	5.85%	07/01/19	1,750	1,756,352

Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,085,670

Illinois (State of) Finance Authority (Evangelical Hospital Corp.);
Series 1992 A, Ref. RB(b)	6.25%	04/15/22	1,000	1,273,510

Series 1992 C, RB(b)	6.25%	04/15/22	1,150	1,464,536

Illinois (State of) Finance Authority (Noble Network Charter Schools); Series 2007 A, Education RB (INS–ACA)(a)	5.00%	09/01/27	1,000	775,510

Illinois (State of) Finance Authority (Northwestern University); Series 1997, Medium-Term RB(b)(c)	5.25%	11/01/14	1,000	1,150,580

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 B, RB (INS–AGM)(a)	5.25%	05/15/29	3,000	3,014,910

Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS–NATL)(a)	5.75%	06/01/20	1,305	1,307,036

Series 2000, RB (INS–NATL)(a)	5.80%	06/01/30	1,000	1,000,320

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS–AGM)(a)	5.38%	03/01/35	1,000	1,023,970

Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,005,230

Series 2011 A, RB (INS–AGM)(a)	6.00%	08/15/41	650	679,458

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)(g)	0.18%	08/15/25	3,845	3,845,000

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS–NATL)(a)	5.25%	06/15/42	1,000	995,380

Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/26	4,000	4,162,800

Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.25%	04/01/28	2,000	2,072,580

Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.50%	04/01/26	2,000	2,138,080

				35,685,898

Indiana–4.62%
Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	1,000	994,560

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	219,578

Indianapolis (City of) Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS–AMBAC)(a)(e)	5.00%	01/01/18	500	539,755

Indianapolis (City of) Local Public Improvement Bond Bank (Waterworks);
Series 2002 A, RB(b)(c)	5.25%	07/01/12	1,000	1,041,980

Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/29	1,000	1,075,090

Lafayette (City of); Series 2002, Sewer RB(b)(c)	5.15%	07/01/12	1,000	1,051,310

Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS–AGM)(a)	5.25%	01/15/27	2,815	3,106,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	$1,570	$1,670,810

Northern Wells Community School Building Corp.; Series 2002, First Mortgage RB(b)(c)	5.40%	07/15/12	500	522,685

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS–NATL)(a)	5.40%	08/01/17	9,850	11,003,730

Rockville (City of) School Building Corp.; Series 2006, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/26	1,000	1,057,580

				22,283,656

Iowa–0.44%
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS–AGC)(a)	5.25%	02/15/29	2,000	2,103,780

Kentucky–0.24%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/33	1,070	1,133,708

Louisiana–4.67%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	560,675

East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,652,238

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.00%	10/01/25	1,000	1,062,190

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS–ACA)(a)	6.55%	09/01/25	4,860	4,863,985

Series 2000 A, RB (INS–AMBAC)(a)	6.30%	07/01/30	2,000	2,005,260

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,069,900

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(a)	5.50%	02/01/39	1,500	1,580,955

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS–AMBAC)(a)	5.20%	10/01/20	1,760	1,761,162

Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,718,608

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(c)	5.50%	05/15/26	1,010	1,247,835

Louisiana (State of) Public Facilities Authority (Tulane University); Series 2002 A, RB(b)(c)	5.13%	07/01/12	2,100	2,184,525

Terrebonne (Parish of) Consolidated Government; Series 2011 ST, Sales & Use Tax RB (INS–AGM)(a)	5.00%	04/01/31	2,645	2,802,933

				22,510,266

Maine–0.11%
Maine (State of) Housing Authority; Series 2007 E, Mortgage Purchase RB(e)	5.30%	11/15/23	500	518,495

Massachusetts–3.91%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(a)	5.25%	11/01/19	5,385	6,242,238

Massachusetts (State of) Bay Transportation Authority; Series 2002 A, Sr. Sales Tax RB(b)(c)	5.00%	07/01/12	1,500	1,560,105

Massachusetts (State of) Development Finance Agency (Boston University); Series 1999 P, RB	6.00%	05/15/59	5,500	6,032,895

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(a)	5.25%	07/01/33	750	786,653

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB(h)	5.00%	11/15/14	1,000	668,050

Massachusetts (State of) Development Finance Agency (Olin College); Series 2003 B, RB (INS–SGI)(a)	5.25%	07/01/33	2,500	2,513,025

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,058,020

				18,860,986

Michigan–3.56%
Almont Community Schools; Series 2002, Ref. School Building & Site Unlimited Tax GO Bonds(b)(c)	5.00%	11/01/12	1,000	1,055,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Chippewa Valley Schools; Series 2002, Ref. Unlimited Tax GO Bonds(b)(c)	5.13%	05/01/12	$1,000	$1,033,130

Detroit (City of);
Series 2001 A, Sr. Lien Water Supply System RB (INS–NATL)(a)	5.00%	07/01/30	5,000	4,999,750

Series 2006 B, Second Lien Water Supply System RB (INS–AGM)(a)	6.25%	07/01/36	1,000	1,110,200

Jackson (City of) Brownfield Redevelopment Authority; Series 2002, Tax Increment Allocation Limited Tax GO Bonds (INS–NATL)(a)	5.13%	06/01/24	1,000	1,026,890

Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	518,065

Michigan (State of) Hospital Finance Authority (McLaren Health Care); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)(g)	0.16%	10/15/38	2,740	2,740,000

Michigan (State of) Public Power Agency (Combustion Turbine No. 1); Series 2001 A, RB(b)(c)	5.25%	01/01/12	2,500	2,541,750

Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/34	1,000	753,210

Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,378,759

				17,157,314

Minnesota–0.93%
Minneapolis (City of) (Fairview Health Services); Series 2008 B, Health Care System RB (INS–AGC)(a)	6.50%	11/15/38	1,275	1,406,019

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/30	1,000	1,036,600

St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,022,420

				4,465,039

Missouri–1.44%
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,000,590

Gladstone (City of); Series 2006 A, COP (INS–SGI)(a)	5.00%	06/01/22	1,295	1,379,732

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,062,820

Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,563,350

St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS–AMBAC)(a)	4.50%	02/15/28	1,000	956,240

				6,962,732

Montana–0.22%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(a)	5.75%	01/01/31	1,000	1,079,700

Nebraska–0.44%
Nebraska (State of) Investment Finance Authority; Series 2010 A, Single Family Housing RB (CEP–GNMA)	5.90%	09/01/36	1,000	1,092,610

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,050,740

				2,143,350

Nevada–2.13%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,030,180

Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	1,500	1,542,180

Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,631,775

Clark (County of);
Series 2001, Bond Bank Limited Tax GO Bonds (INS–NATL)(a)	5.00%	06/01/31	2,145	2,150,641

Series 2004 A-2, Airport System Sub. Lien RB (INS–NATL)(a)	5.13%	07/01/25	1,000	1,021,990

Series 2004 A-2, Airport System Sub. Lien RB (INS–NATL)(a)	5.13%	07/01/27	1,000	1,015,860

Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	849,248

				10,241,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.40%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	$750	$781,815

New Hampshire (State of) Health & Education Facilities Authority (Wentwort H. Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,142,889

				1,924,704

New Jersey–2.00%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(e)	6.40%	09/15/23	1,045	1,010,139

Series 2000, Special Facility RB(e)	7.00%	11/15/30	4,000	3,999,400

New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/36	1,000	1,029,930

Series 2009 I, RB	5.00%	01/01/35	2,000	2,070,840

Tobacco Settlement Financing Corp.; Series 2002, Asset-Backed RB(b)(c)	5.38%	06/01/12	1,485	1,542,766

				9,653,075

New York–4.59%
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.13%	01/01/29	1,000	1,024,620

New York (State of) Dormitory Authority (State University Dormitory Facilities Issue); Series 2011 A, Lease RB	5.00%	07/01/35	1,000	1,048,640

New York (State of) Dormitory Authority (The New York & Presbyterian Hospital); Series 2007, FHA Insured Mortgage Hospital RB (INS–AGM)(a)	4.75%	02/15/23	1,100	1,142,185

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	529,528

New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	530,130

New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS–AGM)(a)	4.50%	06/15/29	1,000	1,022,130

New York (City of); Series 2007 D1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,811,200

New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,089,843

Suffolk (County of) Water Authority; Series 2011, Ref. Waterworks RB	5.00%	06/01/40	2,135	2,253,727

Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB(b)	5.50%	01/01/17	2,900	3,282,829

Series 1993 B, General Purpose RB(b)	5.00%	01/01/20	1,960	2,399,961

				22,134,793

North Carolina–0.38%
North Carolina (State of) Capital Facilities Finance Agency (Saint Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)(g)	0.24%	09/01/27	140	140,000

North Carolina (State of) Housing Finance Agency; Series 1996 II, Single Family RB (CEP–FHA)	6.20%	03/01/16	120	120,395

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,019,230

Oak Island (Town of); Series 2009, Enterprise System RB (INS–AGC)(a)	6.00%	06/01/34	500	544,990

				1,824,615

North Dakota–0.73%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/37	1,000	1,004,740

Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,363,875

North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS–AMBAC)(a)	5.00%	04/01/27	1,085	1,139,055

				3,507,670

Ohio–3.34%
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	996,925

Beavercreek School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,071,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/24	$995	$798,010

Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,000	704,300

Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.00%	06/01/42	900	654,876

Cleveland (City of); Series 1993 G, Ref. Waterworks First Mortgage RB (INS–NATL)(a)	5.50%	01/01/21	3,300	3,998,544

Cuyahoga (County of); Series 2003 A, Ref. RB	5.50%	01/01/29	1,025	1,068,583

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital Facility RB	5.50%	01/01/39	3,750	3,908,025

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2007, RB (INS–NATL)(a)(c)(e)	5.10%	05/01/13	1,750	1,850,748

Reynoldsburg School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/32	1,000	1,041,460

				16,093,341

Oregon–0.79%
Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.00%	06/01/31	750	811,718

Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.13%	06/01/36	500	536,380

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,526,235

Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	936,270

				3,810,603

Pennsylvania–3.98%
Allegheny (County of) Higher Education Building Authority (Carnegie Mellon University); Series 2002, RB	5.25%	03/01/32	1,515	1,521,636

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, RB	5.25%	03/01/27	700	749,161

Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,532,876

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,031,910

Erie (City of) Parking Authority; Series 2010, Gtd. Parking RB (INS–AGM)(a)	5.20%	09/01/35	1,000	1,059,310

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, College RB (INS–AGC)(a)	5.50%	10/01/32	2,250	2,377,530

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(f)(g)	0.17%	07/01/38	5,020	5,020,000

Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	516,130

Philadelphia (City of);
Series 2009 B, Limited Tax GO Bonds (INS–AGC)(a)	7.00%	07/15/28	2,425	2,766,464

Series 2010 9th, Gas Works RB	5.00%	08/01/30	500	513,370

State Public School Building Authority (Harrisburg School District); Series 2009 A, School RB (INS–AGC)(a)	5.00%	11/15/33	2,000	2,094,620

				19,183,007

Puerto Rico–4.42%
Puerto Rico (Commonwealth of); Series 2011 C, Ref. Public Improvement Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	07/01/32	2,000	2,029,880

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, Power RB	5.00%	07/01/37	1,000	941,240

Series 2010 XX, Power RB	5.25%	07/01/40	3,000	2,919,420

Series 2010 ZZ, Ref. RB	5.25%	07/01/22	1,000	1,073,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.25%	08/01/27	$2,085	$2,193,065

First Subseries 2009 A, RB	5.50%	08/01/28	2,000	2,112,120

First Subseries 2010 A, CAB RB(d)	0.00%	08/01/33	2,000	509,260

First Subseries 2010 A, RB	5.38%	08/01/39	1,220	1,230,626

First Subseries 2010 A, RB	5.50%	08/01/37	2,000	2,042,440

First Subseries 2010 A, RB (INS–AGM)(a)	5.00%	08/01/40	1,175	1,187,420

First Subseries 2010 C, RB	5.38%	08/01/38	5,000	5,052,700

				21,291,501

Rhode Island–1.08%
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. RB(e)	6.00%	12/01/23	610	610,744

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	514,705

Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS–AGM)(a)	4.50%	09/15/30	1,500	1,519,440

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS–AGC)(a)	6.25%	05/15/30	500	548,050

Rhode Island Health & Educational Building Corp. (Public School Financing Program); Series 2009 E, RB (INS–AGC)(a)	5.00%	05/15/34	2,000	2,030,520

				5,223,459

South Carolina–2.07%
Beaufort County School District; Series 2007 C, Unlimited Tax GO Bonds (CEP–South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,019,270

College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS–SGI)(a)	4.63%	04/01/30	1,500	1,527,645

Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS–NATL)(a)	5.38%	06/01/24	1,150	1,195,218

Piedmont Municipal Power Agency;
Series 2011 C, Ref. Electric RB (INS–AGC)(a)	5.00%	01/01/30	500	524,725

Series 2011 D, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	1,000	1,080,620

South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.);
Series 2002 A, RB(b)(c)	5.50%	11/15/12	460	489,196

Series 2002 B, RB	5.50%	11/15/23	1,555	1,564,361

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,541,025

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,025	1,040,796

				9,982,856

South Dakota–0.81%
South Dakota (State of) Building Authority; Series 2007, RB (INS–NATL)(a)	4.50%	06/01/30	2,675	2,721,625

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS–AGC)(a)	5.50%	08/01/38	1,000	1,055,120

South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	142,639

				3,919,384

Tennessee–0.49%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,018,540

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.00%	09/01/16	325	335,478

				2,354,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–10.51%
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS–AGC)(a)	5.00%	03/01/30	$1,000	$1,043,170

Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Tax-Exempt Venue RB (INS–BHAC)(a)	5.00%	08/15/39	1,020	1,052,303

Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,515,600

Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities IDR(c)(e)	5.90%	05/01/28	1,050	1,073,667

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	983,880

Cisco Junior College District; Series 2002, Ref. Consolidated Fund RB (INS–AMBAC)(a)	5.25%	07/01/26	1,000	1,010,780

Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS–AMBAC)(a)	4.50%	10/01/27	4,000	4,191,640

Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(d)	0.00%	08/15/23	2,000	1,321,380

Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	777,653

Harris County Cultural Education Facilities Finance Corp. (TECO);
Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,000	1,056,890

Series 2010, Thermal Utility RB	4.38%	11/15/35	1,525	1,471,884

Series 2010, Thermal Utility RB	4.50%	11/15/40	1,500	1,453,665

Harris County Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 2002, RB(b)(c)	5.13%	08/15/12	1,000	1,046,840

Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, Hospital RB(b)	5.25%	10/01/29	2,000	2,007,960

Harris (County of); Series 2002, Ref. Limited Tax GO Bonds(b)(c)	5.13%	08/15/12	2,000	2,094,080

Houston (City of); Series 2009 A, Ref. Sr. Airport System Lien RB	5.50%	07/01/34	875	928,305

Laredo (City of) Community College District;
Series 2002, Limited Tax GO Bonds(b)(c)	5.25%	08/01/12	1,000	1,046,300

Series 2002, Limited Tax GO Bonds(b)(c)	5.25%	08/01/12	1,000	1,046,300

Series 2010, Combined Fee RB (INS–AGM)(a)	5.25%	08/01/35	1,000	1,044,460

Love Field Airport Modernization Corp. (Southwest Airlines Co.–Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	943,060

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,469,750

North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	1,000	1,120,640

Series 2008 A, Ref. First Tier System RB (INS–AGC)(a)	5.63%	01/01/33	1,500	1,583,115

Series 2008 F, Ref. Toll Second Tier System RB	6.13%	01/01/31	1,000	1,032,850

Series 2008 K-1, Ref. First Tier System RB (INS–AGC)(a)	5.75%	01/01/38	1,630	1,726,203

Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(a)	5.13%	02/15/31	1,000	1,060,970

Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.30%	08/01/31	860	925,704

Series 2009, Limited Tax GO Ctfs. (INS–AGC)(a)	5.38%	08/01/32	755	812,878

Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.13%	02/01/24	1,010	1,111,798

Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,080,220

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/31	500	534,455

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	1,250	1,292,337

Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	1,000	1,027,730

Schertz-Cibolo-Universal Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.13%	08/01/25	70	71,133

Southlake (City of); Series 2004, Ref. Limited Tax GO Bonds (INS–AMBAC)(a)	5.20%	02/15/26	1,000	1,042,530

Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,845,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	$1,325	$1,394,258

United Independent School District; Series 2000, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(b)	5.13%	08/15/12	1,000	1,046,840

University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,068,220

Ysleta Independent School District Public Facilities Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(a)	5.38%	11/15/24	1,300	1,310,608

				50,667,650

Utah–0.59%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(a)	5.25%	12/01/33	710	751,450

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(a)	5.00%	06/15/36	1,050	1,102,584

Washington (City of); Series 2003, Sales Tax RB (INS–AMBAC)(a)	5.00%	11/15/23	915	966,871

				2,820,905

Vermont–1.08%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,334,173

Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,309,513

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care);
Series 2000 A, Hospital RB (INS–AMBAC)(a)	6.00%	12/01/23	1,000	1,001,950

Series 2004 B, RB (INS–AGM)(a)	5.00%	12/01/34	1,565	1,574,233

				5,219,869

Virgin Islands–0.20%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	971,560

Virginia–1.62%
Fauquier (County of) Industrial Development Authority;
Series 2002, Hospital IDR (INS–Radian)(a)	5.50%	10/01/17	500	523,365

Series 2002, Hospital IDR (INS–Radian)(a)	5.25%	10/01/31	1,000	1,006,450

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,108,180

Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	1,905	1,919,307

King George (County of) Industrial Development Authority; Series 2004, Lease IDR (INS–AGM)(a)	5.00%	03/01/25	1,100	1,137,356

Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB	6.00%	12/01/32	1,000	1,123,720

				7,818,378

Washington–3.21%
Everett (City of) Public Facilities District; Series 2007 A, Limited Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,187,880

Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/23	2,100	2,212,875

Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/24	2,000	2,102,440

Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(f)(g)	0.28%	12/01/19	4,680	4,680,000

Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS–NATL)(a)	5.00%	03/01/35	1,000	1,024,550

Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,259,362

Series 2011, RB	6.00%	01/01/31	1,500	1,573,020

Washington (State of) Health Care Facilities Authority (Providence Health System); Series 2001 A, RB(b)(c)	5.25%	10/01/11	1,400	1,405,922

				15,446,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Municipal Bond Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–0.81%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.50%	04/01/15	$1,340	$1,582,553

Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/30	1,500	1,543,500

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	756,090

				3,882,143

Wyoming–1.28%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(f)(g)	0.15%	01/01/18	6,145	6,145,000

TOTAL INVESTMENTS–98.10% (Cost $448,906,433)(i)				472,745,178

OTHER ASSETS LESS LIABILITIES–1.90%				9,134,569

NET ASSETS–100.00%				$481,879,747

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Defaulted security. The value of this security at August 31, 2011 represented 0.14% of the Fund’s net assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	14.2%

Assured Guaranty Municipal Corp.	13.0

Assured Guaranty Corp.	10.5

American Municipal Bond Assurance Corp.	5.4

Portfolio Composition

By credit sector, based on Net Assets
As of August 31, 2011

Revenue Bonds	74.7%

General Obligation Bonds	9.9

Pre-Refunded Bonds	8.8

Other Bonds	4.7

Other Assets less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Municipal Bond Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $448,906,433)	$472,745,178

Cash	8,108

Receivable for:
Investments sold	3,086,771

Fund shares sold	1,856,963

Interest	5,584,527

Investment for trustee deferred compensation and retirement plans	85,210

Other assets	63,004

Total assets	483,429,761

Liabilities:
Payable for:
Fund shares reacquired	445,175

Dividends	615,536

Accrued fees to affiliates	281,247

Accrued other operating expenses	54,164

Trustee deferred compensation and retirement plans	153,892

Total liabilities	1,550,014

Net assets applicable to shares outstanding	$481,879,747

Net assets consist of:
Shares of beneficial interest	$457,738,751

Undistributed net investment income	1,007,512

Undistributed net realized gain (loss)	(705,261)

Unrealized appreciation	23,838,745

$481,879,747

Net assets:
Class A	$274,684,577

Class B	$7,727,436

Class C	$42,500,370

Class Y	$29,837,064

Investor Class	$127,130,300

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	34,514,582

Class B	969,144

Class C	5,343,917

Class Y	3,747,420

Investor Class	15,967,253

Class A:
Net asset value per share	$7.96

Maximum offering price per share
(Net asset value of $7.96 divided by 95.25%)	$8.36

Class B:
Net asset value and offering price per share	$7.97

Class C:
Net asset value and offering price per share	$7.95

Class Y:
Net asset value and offering price per share	$7.96

Investor Class:
Net asset value and offering price per share	$7.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Municipal Bond Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$12,094,074

Expenses:
Advisory fees	1,037,175

Administrative services fees	73,965

Custodian fees	9,481

Distribution fees:
Class A	332,697

Class B	40,155

Class C	210,002

Investor Class	128,269

Transfer agent fees	159,247

Trustees’ and officers’ fees and benefits	15,135

Other	128,846

Total expenses	2,134,972

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(569,782)

Net expenses	1,565,190

Net investment income	10,528,884

Net realized and unrealized gains from:
Net realized gain from investment securities	822,406

Change in net unrealized appreciation of investment securities	16,611,848

Net realized and unrealized gain	17,434,254

Net increase in net assets resulting from operations	$27,963,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Municipal Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$10,528,884	$24,755,598

Net realized gain	822,406	2,109,770

Change in net unrealized appreciation (depreciation)	16,611,848	(19,582,129)

Net increase in net assets resulting from operations	27,963,138	7,283,239

Distributions to shareholders from net investment income:
Class A	(6,077,330)	(15,202,742)

Class B	(154,113)	(431,192)

Class C	(805,049)	(1,807,782)

Class Y	(634,613)	(1,037,624)

Investor Class	(2,915,511)	(5,988,422)

Total distributions from net investment income	(10,586,616)	(24,467,762)

Share transactions–net:
Class A	2,714,698	(136,537,848)

Class B	(924,447)	(4,882,587)

Class C	(1,610,047)	(761,120)

Class Y	2,764,672	20,469,950

Investor Class	(1,089,856)	(2,794,661)

Net increase (decrease) in net assets resulting from share transactions	1,855,020	(124,506,266)

Net increase (decrease) in net assets	19,231,542	(141,690,789)

Net assets:
Beginning of period	462,648,205	604,338,994

End of period (includes undistributed net investment income of $1,007,512 and $1,065,244, respectively)	$481,879,747	$462,648,205

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is federal tax-exempt current income.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

19        Invesco Municipal Bond Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

20        Invesco Municipal Bond Fund

I.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.50%

Next $300 million	0.40%

Next $500 million	0.35%

Over $1 billion	0.30%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.70%, 1.45%, 1.45%, 0.45% and 0.70%, respectively, of average daily net assets. Prior to July 1, 2011, the Adviser had contractually agreed, through at least June 30, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.57%, 1.32%, 1.32%, 0.32% and 0.57%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $569,314.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $210.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of the each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges,

21        Invesco Municipal Bond Fund

including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $25,585 in front-end sales commissions from the sale of Class A shares and $16,506, $5,502 and $1,366 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$472,745,178	$—	$472,745,178

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2011, the Fund engaged in securities sales of $536,612, which did not result in any net gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $258.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,440 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

22        Invesco Municipal Bond Fund

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2018	$1,424,510

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $28,503,347 and $55,646,006, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,250,662

Aggregate unrealized (depreciation) of investment securities	(2,479,046)

Net unrealized appreciation of investment securities	$23,771,616

Cost of investments for tax purposes is $448,973,562.

23        Invesco Municipal Bond Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	3,387,193	$26,518,703	7,735,329	$61,042,147

Class B	116,398	915,146	271,800	2,172,584

Class C	515,746	4,066,046	1,602,614	12,726,624

Class Y	959,394	7,539,267	4,317,623	34,567,713

Investor Class	399,800	3,126,183	1,273,345	10,059,951

Issued as reinvestment of dividends:
Class A	463,361	3,618,662	1,290,460	10,277,257

Class B	10,612	83,046	34,861	272,515

Class C	69,697	543,775	169,702	1,338,294

Class Y	64,430	503,076	98,812	778,352

Investor Class	264,765	2,066,524	557,356	4,399,852

Automatic conversion of Class B shares to Class A shares:
Class A	139,315	1,087,330	392,037	3,094,234

Class B	(139,002)	(1,087,330)	(391,408)	(3,094,234)

Reacquired:
Class A	(3,662,237)	(28,509,997)	(26,667,519)	(210,951,486)

Class B	(107,304)	(835,309)	(538,928)	(4,233,452)

Class C	(796,842)	(6,219,868)	(1,909,112)	(14,826,038)

Class Y	(680,172)	(5,277,671)	(1,921,055)	(14,876,115)

Investor Class	(804,131)	(6,282,563)	(2,206,969)	(17,254,464)

Net increase (decrease) in share activity	201,023	$1,855,020	(15,891,052)	$(124,506,266)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24        Invesco Municipal Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset			on securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period	Return(a)	(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/11	$7.67	$0.18	(c)	$0.29	$0.47	$(0.18)	$7.96	6.19%	$274,685	0.62	%(d)	0.86	%(d)	4.54	%(d)	6%
Year ended 02/28/11	7.93	0.36	(c)	(0.26)	0.10	(0.36)	7.67	1.20	262,081	0.57		0.83		4.58		16
Seven months ended 02/28/10	7.70	0.21	(c)	0.23	0.44	(0.21)	7.93	5.73	407,725	0.57	(e)	0.83	(e)	4.55	(e)	12
Year ended 07/31/09	7.78	0.35	(c)	(0.09)	0.26	(0.34)	7.70	3.55	373,124	0.74		0.86		4.63		31
Year ended 07/31/08	7.94	0.34	(c)	(0.17)	0.17	(0.33)	7.78	2.23	386,383	0.84		0.84		4.25		29
Year ended 07/31/07	7.99	0.34		(0.05)	0.29	(0.34)	7.94	3.62	371,585	0.84		0.84		4.19		23

Class B
Six months ended 08/31/11	7.68	0.15	(c)	0.29	0.44	(0.15)	7.97	5.79	7,727	1.37	(d)	1.61	(d)	3.79	(d)	6
Year ended 02/28/11	7.94	0.30	(c)	(0.26)	0.04	(0.30)	7.68	0.44	8,360	1.32		1.58		3.83		16
Seven months ended 02/28/10	7.71	0.17	(c)	0.23	0.40	(0.17)	7.94	5.27	13,596	1.32	(e)	1.58	(e)	3.80	(e)	12
Year ended 07/31/09	7.79	0.29	(c)	(0.09)	0.20	(0.28)	7.71	2.78	16,046	1.49		1.61		3.88		31
Year ended 07/31/08	7.95	0.28	(c)	(0.16)	0.12	(0.28)	7.79	1.46	20,797	1.59		1.59		3.50		29
Year ended 07/31/07	8.00	0.28		(0.05)	0.23	(0.28)	7.95	2.85	29,224	1.59		1.59		3.44		23

Class C
Six months ended 08/31/11	7.66	0.15	(c)	0.29	0.44	(0.15)	7.95	5.80	42,500	1.37	(d)	1.61	(d)	3.79	(d)	6
Year ended 02/28/11	7.92	0.30	(c)	(0.26)	0.04	(0.30)	7.66	0.43	42,560	1.32		1.58		3.83		16
Seven months ended 02/28/10	7.70	0.17	(c)	0.22	0.39	(0.17)	7.92	5.14	45,088	1.32	(e)	1.58	(e)	3.80	(e)	12
Year ended 07/31/09	7.77	0.29	(c)	(0.08)	0.21	(0.28)	7.70	2.91	36,085	1.49		1.61		3.88		31
Year ended 07/31/08	7.94	0.28	(c)	(0.18)	0.10	(0.27)	7.77	1.33	20,283	1.59		1.59		3.50		29
Year ended 07/31/07	7.98	0.28		(0.04)	0.24	(0.28)	7.94	2.98	14,853	1.59		1.59		3.44		23

Class Y
Six months ended 08/31/11	7.67	0.19	(c)	0.29	0.48	(0.19)	7.96	6.32	29,837	0.37	(d)	0.61	(d)	4.79	(d)	6
Year ended 02/28/11	7.93	0.38	(c)	(0.26)	0.12	(0.38)	7.67	1.45	26,104	0.32		0.58		4.83		16
Seven months ended 02/28/10	7.70	0.22	(c)	0.23	0.45	(0.22)	7.93	5.88	7,204	0.32	(e)	0.58	(e)	4.80	(e)	12
Year ended 07/31/09(f)	7.46	0.30	(c)	0.24	0.54	(0.30)	7.70	7.34	5,855	0.46	(e)	0.61	(e)	4.91	(e)	31

Investor Class
Six months ended 08/31/11	7.67	0.18	(c)	0.29	0.47	(0.18)	7.96	6.22	127,130	0.57	(d)	0.81	(d)	4.59	(d)	6
Year ended 02/28/11	7.93	0.36	(c)	(0.26)	0.10	(0.36)	7.67	1.28	123,542	0.50		0.76		4.65		16
Seven months ended 02/28/10	7.71	0.21	(c)	0.22	0.43	(0.21)	7.93	5.65	130,726	0.52	(e)	0.78	(e)	4.60	(e)	12
Year ended 07/31/09	7.79	0.36	(c)	(0.09)	0.27	(0.35)	7.71	3.67	126,245	0.64		0.76		4.73		31
Year ended 07/31/08	7.95	0.35	(c)	(0.17)	0.18	(0.34)	7.79	2.35	130,356	0.72		0.72		4.37		29
Year ended 07/31/07	7.99	0.35		(0.04)	0.31	(0.35)	7.95	3.88	139,164	0.71		0.71		4.32		23

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $264,711, $7,987, $41,772, $26,281 and $125,018 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

25        Invesco Municipal Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2,4]	(08/31/11)	Period[2,5]	Ratio[3]
A	$1,000.00	$1,061.90	$3.21	$1,022.02	$3.15	0.62%

B	1,000.00	1,057.90	7.09	1,018.25	6.95	1.37

C	1,000.00	1,058.00	7.09	1,018.25	6.95	1.37

Y	1,000.00	1,063.20	1.92	1,023.28	1.88	0.37

Investor	1,000.00	1,062.20	2.95	1,022.27	2.90	0.57

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.
[3]	Effective July 1, 2011, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class Y and Investor Class shares to 0.70%, 1.45%, 1.45%, 0.45% and 0.65% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.70%, 1.45%, 1.45%, 0.45% and 0.65% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.63, $7.50, $7.50, $2.33 and $3.37 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.56, $7.35, $7.35, $2.29 and $3.30 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.

26        Invesco Municipal Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Municipal Bond Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did

27        Invesco Municipal Bond Fund

not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that Fund’s contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund . The Board noted that the Fund’s rate was below the rate of one mutual fund advised by Invesco Advisers and below the total account level fee for one mutual fund sub-advised by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28        Invesco Municipal Bond Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MBD-SAR-1	Invesco Distributors, Inc.

Invesco Real Estate Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: IARAX  ▪  B: AARBX  ▪  C: IARCX  ▪  R: IARRX ▪ Y: IARYX
Investor: REINX ▪ Institutional: IARIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.64%

Class B Shares	-3.05

Class C Shares	-3.01

Class R Shares	-2.80

Class Y Shares	-2.55

Investor Class Shares	-2.69

Institutional Class Shares	-2.47

S&P 500 Index ▼ (Broad Market Index)	-7.24

FTSE NAREIT All Equity REITs Index ▪ (Style-Specific Index)	-3.09

Lipper Real Estate Funds Index ▼ (Peer Group Index)	-3.91

▼ Lipper Inc.; ▪Invesco, Bloomberg L.P.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of U.S. REITs.
      The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2	Invesco Real Estate Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable
sales charges

Class A Shares

Inception (12/31/96)	8.92%

10 Years	10.68

5 Years	-0.91

1 Year	9.13

Class B Shares

Inception (3/3/98)	8.48%

10 Years	10.69

5 Years	-0.81

1 Year	9.57

Class C Shares

Inception (5/1/95)	10.30%

10 Years	10.52

5 Years	-0.53

1 Year	13.62

Class R Shares

10 Years	11.07%

5 Years	-0.04

1 Year	15.15

Class Y Shares

10 Years	11.38%

5 Years	0.36

1 Year	15.73

Investor Class Shares

10 Years	11.32%

5 Years	0.22

1 Year	15.45

Institutional Class Shares

10 Years	11.70%

5 Years	0.69

1 Year	15.93

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any appli-

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (12/31/96)	9.37%

10 Years	11.40

5 Years	1.09

1 Year	23.84

Class B Shares

Inception (3/3/98)	8.97%

10 Years	11.40

5 Years	1.19

1 Year	25.03

Class C Shares

Inception (5/1/95)	10.74%

10 Years	11.23

5 Years	1.47

1 Year	29.07

Class R Shares

10 Years	11.80%

5 Years	1.98

1 Year	30.70

Class Y Shares

10 Years	12.10%

5 Years	2.36

1 Year	31.32

Investor Class Shares

10 Years	12.05%

5 Years	2.24

1 Year	31.02

Institutional Class Shares

10 Years	12.42%

5 Years	2.72

1 Year	31.55

cable fee waivers or expense reimbursements.
      Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.31%, 2.06%, 2.06%, 1.56%, 1.06%, 1.31% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
      The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
      Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3            Invesco Real Estate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their longterm financial goals-a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
      In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
      Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus - investment management - that allows our fund managers to concentrate on doing what they do best: managing your money.
      Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
      If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
      All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Real Estate Fund

Schedule of Investments(a)

August 31, 2011
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.43%
Apartments–18.90%
American Campus Communities, Inc.	613,500	$23,932,635

AvalonBay Communities, Inc.	702,828	95,851,683

BRE Properties, Inc.	446,300	22,431,038

Camden Property Trust	795,145	53,131,589

Equity Residential	1,389,827	85,029,616

Essex Property Trust, Inc.	497,668	71,440,241

Mid-America Apartment Communities, Inc.	399,753	28,574,344

UDR, Inc.	1,113,719	29,747,435

		410,138,581

Diversified–7.52%
BGP Holdings PLC (Malta)(b)	3,547,941	0

BRCP Realty LP (Acquired 05/29/03-05/29/08; Cost $1,045,350)(b)(c)	2,789,299	759,032

Digital Realty Trust, Inc.	852,485	50,935,979

Vornado Realty Trust	1,298,086	111,518,568

		163,213,579

Freestanding–0.46%
National Retail Properties Inc.	369,700	10,078,022

Healthcare–13.48%
HCP, Inc.	2,288,600	85,319,008

Health Care REIT, Inc.	1,545,987	78,783,498

Senior Housing Properties Trust	802,200	19,084,338

Ventas, Inc.	2,045,252	109,380,077

		292,566,921

Industrial/Office: Industrial–4.88%
Cabot Industrial Value Fund II LP (Acquired 11/10/05-05/12/09; Cost $3,266,500)(b)(c)	6,533	2,313,822

Exeter Industrial Value Fund LP (Acquired 11/06/07-04/18/11; Cost $4,185,000)(b)(c)	4,185,000	3,639,849

Keystone Industrial Fund LP (Acquired 03/27/06-06/27/11; Cost $2,857,785)(b)(c)	3,534,653	3,242,316

Keystone Industrial Fund II LP (Acquired 01/08/09-06/23/11; Cost $3,018,750)(b)(c)	3,097,826	3,665,466

Prologis, Inc.	3,417,949	93,070,751

		105,932,204

Industrial/Office: Mixed–1.09%
Duke Realty Corp.	2,003,460	23,781,070

Industrial/Office: Office–13.25%
Alexandria Real Estate Equities, Inc.	721,556	52,536,492

Boston Properties, Inc.	853,589	89,020,797

BR Properties S.A. (Brazil)(c)	69,800	766,151

BR Properties S.A. (Brazil)	32,200	353,439

BRCP Realty II LP (Acquired 10/02/06-04/04/11; Cost $4,646,429)(b)(c)	4,646,429	2,200,498

Douglas Emmett, Inc.	1,593,251	28,742,248

Highwoods Properties, Inc.	864,600	28,324,296

Kilroy Realty Corp.	689,548	24,637,550

Piedmont Office Realty Trust Inc.–Class A	1,010,400	19,096,560

SL Green Realty Corp.	579,121	41,835,701

		287,513,732

Lodging-Resorts–4.94%
DiamondRock Hospitality Co.	2,458,285	19,027,126

Hersha Hospitality Trust	1,936,100	7,182,931

Host Hotels & Resorts Inc.	5,695,152	67,373,648

Starwood Hotels & Resorts Worldwide, Inc.	303,868	13,540,358

		107,124,063

Manufactured Homes–0.06%
Equity Lifestyle Properties, Inc.	17,564	1,210,511

Regional Malls–14.86%
General Growth Properties, Inc.	2,595,239	35,399,060

Macerich Co. (The)	1,591,868	78,065,207

Simon Property Group, Inc.	1,711,944	201,153,420

Taubman Centers, Inc.	137,000	7,895,310

		322,512,997

Self Storage Facilities–5.26%
Extra Space Storage Inc.	840,900	18,079,350

Public Storage	633,100	78,333,463

Sovran Self Storage, Inc.	437,182	17,767,076

		114,179,889

Shopping Centers–7.67%
Acadia Realty Trust	1,020,837	21,519,244

Developers Diversified Realty Corp.	338,100	4,189,059

Federal Realty Investment Trust	403,800	36,564,090

Kimco Realty Corp.	2,997,400	53,053,980

Regency Centers Corp.	869,533	35,876,931

Retail Opportunity Investments Corp.	1,366,804	15,294,537

		166,497,841

Timber REIT’S–5.06%
Plum Creek Timber Co., Inc.	991,153	37,634,080

Rayonier, Inc.	740,250	31,046,085

Weyerhaeuser Co.	2,284,141	41,183,062

		109,863,227

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,690,859,727)		2,114,612,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Real Estate Fund

		Principal
		Amount	Value

Mortgage-Backed Securities–0.38%
Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class E, Pass Through Ctfs., 6.23%, 05/11/35		$1,867,811	$1,863,821

Banc of America Large Loan Inc., Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.45%, 10/15/19(c)(d)		1,000,000	955,418

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AMP3, Variable Pass Through Ctfs., 5.68%, 10/15/49(c)		2,641,823	2,530,116

Merrill Lynch Floating Trust, Series 2006-1, Class D, Floating Rate Pass Through Ctfs., 0.41%, 06/15/22(c)(d)		3,000,000	2,810,571

Total Mortgage-Backed Securities (Cost $7,543,274)			8,159,926

		Shares
Preferred Stock–0.31%
Office–0.31%
SL Green Realty Corp., Series C, 7.63% Pfd. (Cost $6,435,808)		273,515	6,837,875

		Principal
		Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.05%
Australia–0.05%
GPT RE Ltd., Sr. Unsec. Medium-Term Notes, 6.50%, 08/22/13(e) (Cost $744,591)	AUD	1,000,000	1,087,324

		Shares
Money Market Funds–1.58%
Liquid Assets Portfolio–Institutional Class(f)		17,158,127	17,158,127

Premier Portfolio–Institutional Class(f)		17,158,127	17,158,127

Total Money Market Funds (Cost $34,316,254)			34,316,254

TOTAL INVESTMENTS–99.75% (Cost $1,739,899,654)			2,165,014,016

OTHER ASSETS LESS LIABILITIES–0.25%			5,355,997

NET ASSETS–100.00%			$2,170,370,013

Investment Abbreviations:

AUD	– Australian Dollar
Ctfs.	– Certificates
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $22,883,239, which represented 1.05% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Foreign denominated security. Principal amount is denominated in currency indicated.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By property type, based on Net Assets
as of August 31, 2011

Apartments	18.9%

Regional Malls	14.8

Healthcare	13.5

Industrial/Office: Office	13.2

Shopping Centers	7.7

Diversified	7.5

Self Storage Facilities	5.3

Timber REIT’S	5.1

Industrial/Office: Industrial	4.9

Lodging-Resorts	4.9

Industrial/Office: Mixed	1.1

Properties each less than 1.0% of portfolio	1.3

Money Market Funds Plus Other Assets Less Liabilities	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Real Estate Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,705,583,400)	$2,130,697,762

Investments in affiliated money market funds, at value and cost	34,316,254

Total investments, at value (Cost $1,739,899,654)	2,165,014,016

Foreign currencies, at value (Cost $107,802)	109,509

Receivable for:
Investments sold	18,747,014

Fund shares sold	2,336,396

Dividends and interest	1,892,718

Investment for trustee deferred compensation and retirement plans	52,661

Other assets	74,312

Total assets	2,188,226,626

Liabilities:
Payable for:
Investments purchased	11,061,497

Fund shares reacquired	4,474,473

Accrued fees to affiliates	1,638,748

Accrued other operating expenses	506,375

Trustee deferred compensation and retirement plans	175,520

Total liabilities	17,856,613

Net assets applicable to shares outstanding	$2,170,370,013

Net assets consist of:
Shares of beneficial interest	$1,750,251,401

Undistributed net investment income	7,562,073

Undistributed net realized gain (loss)	(12,559,687)

Unrealized appreciation	425,116,226

$2,170,370,013

Net Assets:
Class A	$1,326,684,461

Class B	$32,858,784

Class C	$146,146,692

Class R	$135,307,689

Class Y	$87,347,934

Investor Class	$57,725,304

Institutional Class	$384,299,149

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	59,471,528

Class B	1,468,083

Class C	6,548,551

Class R	6,064,310

Class Y	3,915,300

Investor Class	2,590,793

Institutional Class	17,221,786

Class A:
Net asset value per share	$22.31

Maximum offering price per share
(Net asset value of $22.31 divided by 94.50%)	$23.61

Class B:
Net asset value and offering price per share	$22.38

Class C:
Net asset value and offering price per share	$22.32

Class R:
Net asset value and offering price per share	$22.31

Class Y:
Net asset value and offering price per share	$22.31

Investor Class:
Net asset value and offering price per share	$22.28

Institutional Class:
Net asset value and offering price per share	$22.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Real Estate Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,917)	$32,194,865

Dividends from affiliated money market funds	13,771

Interest	310,551

Total investment income	32,519,187

Expenses:
Advisory fees	7,799,271

Administrative services fees	244,806

Custodian fees	50,649

Distribution fees:
Class A	1,587,541

Class B	191,163

Class C	714,862

Class R	351,918

Investor Class	76,976

Transfer agent fees — A, B, C, R, Y and Investor	2,275,935

Transfer agent fees — Institutional	131,229

Trustees’ and officers’ fees and benefits	36,621

Other	222,834

Total expenses	13,683,805

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(24,539)

Net expenses	13,659,266

Net investment income	18,859,921

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	60,402,535

Foreign currencies	77,408

60,479,943

Change in net unrealized appreciation (depreciation) of:
Investment securities	(149,793,135)

Foreign currencies	(64,307)

(149,857,442)

Net realized and unrealized gain (loss)	(89,377,499)

Net increase in net assets resulting from operations	$(70,517,578)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	Six months ended	Year ended
	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$18,859,921	$14,283,729

Net realized gain	60,479,943	204,869,930

Change in net unrealized appreciation (depreciation)	(149,857,442)	234,102,238

Net increase (decrease) in net assets resulting from operations	(70,517,578)	453,255,897

Distributions to shareholders from net investment income:
Class A	(5,962,480)	(15,738,089)

Class B	(47,064)	(456,056)

Class C	(143,018)	(991,599)

Class R	(507,191)	(1,476,423)

Class Y	(522,686)	(863,965)

Investor Class	(300,610)	(874,621)

Institutional Class	(2,728,848)	(6,597,739)

Total distributions from net investment income	(10,211,897)	(26,998,492)

Share transactions-net:
Class A	266,991,954	88,073,194

Class B	(8,223,064)	(13,920,165)

Class C	25,227,275	15,668,613

Class R	1,860,106	33,300,199

Class Y	17,428,548	33,147,956

Investor Class	(2,669,902)	10,500,566

Institutional Class	9,768,422	63,390,995

Net increase in net assets resulting from share transactions	310,383,339	230,161,358

Net increase in net assets	229,653,864	656,418,763

Net assets:
Beginning of period	1,940,716,149	1,284,297,386

End of period (includes undistributed net investment income of $7,562,073 and $(1,085,951), respectively)	$2,170,370,013	$1,940,716,149

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return through growth of capital and current income.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in

9        Invesco Real Estate Fund

Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10        Invesco Real Estate Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire

11        Invesco Real Estate Fund

but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.55%, 2.30%, 2.30%, 1.80%, 1.30%, 1.55% and 1.30%, respectively, of average daily net assets. Prior to May 23, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $22,135.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $995.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who

12        Invesco Real Estate Fund

purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $44,682 in front-end sales commissions from the sale of Class A shares and $1,426, $17,419 and $5,702 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,139,945,783	$—	$15,820,983	$2,155,766,766

Corporate Debt Securities	—	1,087,324	—	1,087,324

Mortgage-Backed Securities	—	8,159,926	—	8,159,926

Total Investments	$2,139,945,783	$9,247,250	$15,820,983	$2,165,014,016

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended August 31, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,409.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $2,895 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Real Estate Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2018	$39,083,755

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $542,721,423 and $568,044,060, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$437,886,904

Aggregate unrealized (depreciation) of investment securities	(47,629,169)

Net unrealized appreciation of investment securities	$390,257,735

Cost of investments for tax purposes is $1,774,756,281.

14        Invesco Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	8,024,385	$182,848,763	21,545,977	$436,418,308

Class B	46,455	1,058,507	284,149	5,719,709

Class C	512,423	11,669,985	2,007,176	40,774,234

Class R	1,164,373	26,466,492	3,122,198	63,210,961

Class Y	971,215	22,008,011	2,402,512	48,515,149

Investor Class	315,158	7,145,974	1,446,161	28,963,064

Institutional Class	3,036,069	69,384,518	8,917,892	180,015,439

Issued as reinvestment of dividends:
Class A	259,028	5,738,090	750,825	15,032,163

Class B	1,974	43,187	21,547	429,723

Class C	5,931	129,457	41,223	824,765

Class R	22,971	507,190	66,319	1,331,109

Class Y	18,414	408,503	25,978	524,985

Investor Class	13,235	292,068	42,885	858,490

Institutional Class	112,375	2,485,934	293,339	5,885,857

Issued in connection with acquisitions:(b)
Class A	13,425,423	314,361,424	—	—

Class C	1,366,470	32,010,847	—	—

Class Y	763,129	17,866,750	—	—

Institutional Class	540	12,647	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	233,838	5,365,581	528,416	10,767,169

Class B	(232,892)	(5,365,581)	(526,230)	(10,767,169)

Reacquired:
Class A	(10,650,786)	(241,321,904)	(18,536,821)	(374,144,446)

Class B	(174,389)	(3,959,177)	(463,526)	(9,302,428)

Class C	(821,003)	(18,583,014)	(1,281,397)	(25,930,386)

Class R	(1,109,813)	(25,113,576)	(1,550,516)	(31,241,871)

Class Y	(1,032,362)	(22,854,716)	(790,595)	(15,892,178)

Investor Class	(447,892)	(10,107,944)	(948,861)	(19,320,988)

Institutional Class	(2,793,291)	(62,114,677)	(6,102,057)	(122,510,301)

Net increase in share activity	13,030,978	$310,383,339	11,296,594	$230,161,358

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the open of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen Real Estate Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen Real Estate Securities Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 15,555,562 shares of the Fund for 18,834,617 shares outstanding of Invesco Invesco Van Kampen Real Estate Securities Fund as of the close of business on May 20, 2011. Each class of Invesco Van Kampen Real Estate Securities Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Real Estate Securities Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Invesco Van Kampen Real Estate Securities Fund’s net assets at that date of $364,251,668 including $87,980,741 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,021,591,490. The net assets of the fund immediately after the acquisition were $2,385,843,158.

15        Invesco Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of
											expenses		Ratio of
											to average		expenses
			Net gains								net assets		to average net
			(losses) on								with fee		assets without		Ratio of net
	Net asset		securities		Dividends						waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	Distributions		Net asset		Net assets,	and/or		and/or		income to
	beginning	investment	realized and	investment	investment	from net	Total	value, end	Total	end of period	expenses		expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	realized gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/11	$23.03	$0.20	$(0.81)	$(0.61)	$(0.11)	$—	$(0.11)	$22.31	(2.64)%	$1,326,684	1.29	%(d)	1.29	%(d)	1.75	%(d)	28%
Year ended 02/28/11	17.60	0.17	5.60	5.77	(0.34)	—	(0.34)	23.03	33.11	1,109,689	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.83	0.22	3.73	3.95	(0.18)	—	(0.18)	17.60	28.59	772,496	1.32	(e)	1.33	(e)	2.33	(e)	32
Year ended 07/31/09	22.47	0.43	(8.55)	(8.12)	(0.43)	(0.09)	(0.52)	13.83	(35.99)	562,632	1.43		1.43		3.03		74
Year ended 07/31/08	29.49	0.43	(1.60)	(1.17)	(0.57)	(5.28)	(5.85)	22.47	(4.31)	794,200	1.30		1.30		1.68		47
Year ended 07/31/07	32.65	0.38	0.76	1.14	(0.50)	(3.80)	(4.30)	29.49	1.98	994,153	1.26		1.42		1.09		51

Class B
Six months ended 08/31/11	23.11	0.11	(0.81)	(0.70)	(0.03)	—	(0.03)	22.38	(3.05)	32,859	2.04	(d)	2.04	(d)	1.00	(d)	28
Year ended 02/28/11	17.66	0.03	5.62	5.65	(0.20)	—	(0.20)	23.11	32.17	42,219	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.89	0.15	3.74	3.89	(0.12)	—	(0.12)	17.66	28.02	44,355	2.07	(e)	2.08	(e)	1.58	(e)	32
Year ended 07/31/09	22.58	0.34	(8.62)	(8.28)	(0.32)	(0.09)	(0.41)	13.89	(36.50)	39,289	2.18		2.18		2.28		74
Year ended 07/31/08	29.59	0.24	(1.60)	(1.36)	(0.37)	(5.28)	(5.65)	22.58	(5.00)	89,297	2.05		2.05		0.93		47
Year ended 07/31/07	32.75	0.12	0.75	0.87	(0.23)	(3.80)	(4.03)	29.59	1.19	160,917	2.01		2.17		0.34		51

Class C
Six months ended 08/31/11	23.04	0.11	(0.80)	(0.69)	(0.03)	—	(0.03)	22.32	(3.01)	146,147	2.04	(d)	2.04	(d)	1.00	(d)	28
Year ended 02/28/11	17.61	0.03	5.60	5.63	(0.20)	—	(0.20)	23.04	32.14	126,377	2.05		2.05		0.13		90
Seven months ended 02/28/10	13.85	0.15	3.73	3.88	(0.12)	—	(0.12)	17.61	28.02	83,099	2.07	(e)	2.08	(e)	1.58	(e)	32
Year ended 07/31/09	22.51	0.33	(8.58)	(8.25)	(0.32)	(0.09)	(0.41)	13.85	(36.48)	57,799	2.18		2.18		2.28		74
Year ended 07/31/08	29.52	0.24	(1.60)	(1.36)	(0.37)	(5.28)	(5.65)	22.51	(5.02)	99,078	2.05		2.05		0.93		47
Year ended 07/31/07	32.68	0.12	0.75	0.87	(0.23)	(3.80)	(4.03)	29.52	1.20	150,854	2.01		2.17		0.34		51

Class R
Six months ended 08/31/11	23.04	0.17	(0.82)	(0.65)	(0.08)	—	(0.08)	22.31	(2.80)	135,308	1.54	(d)	1.54	(d)	1.50	(d)	28
Year ended 02/28/11	17.61	0.13	5.60	5.73	(0.30)	—	(0.30)	23.04	32.77	137,923	1.55		1.55		0.63		90
Seven months ended 02/28/10	13.84	0.20	3.73	3.93	(0.16)	—	(0.16)	17.61	28.42	76,564	1.57	(e)	1.58	(e)	2.08	(e)	32
Year ended 07/31/09	22.49	0.39	(8.56)	(8.17)	(0.39)	(0.09)	(0.48)	13.84	(36.16)	47,582	1.68		1.68		2.78		74
Year ended 07/31/08	29.50	0.36	(1.58)	(1.22)	(0.51)	(5.28)	(5.79)	22.49	(4.52)	48,460	1.55		1.55		1.43		47
Year ended 07/31/07	32.66	0.29	0.76	1.05	(0.41)	(3.80)	(4.21)	29.50	1.71	35,660	1.51		1.67		0.84		51

Class Y
Six months ended 08/31/11	23.04	0.23	(0.82)	(0.59)	(0.14)	—	(0.14)	22.31	(2.55)	87,348	1.04	(d)	1.04	(d)	2.00	(d)	28
Year ended 02/28/11	17.60	0.23	5.60	5.83	(0.39)	—	(0.39)	23.04	33.49	73,598	1.05		1.05		1.13		90
Seven months ended 02/28/10	13.83	0.25	3.72	3.97	(0.20)	—	(0.20)	17.60	28.74	27,405	1.07	(e)	1.08	(e)	2.58	(e)	32
Year ended 07/31/09(f)	19.74	0.33	(5.83)	(5.50)	(0.32)	(0.09)	(0.41)	13.83	(27.39)	6,279	1.25	(e)	1.25	(e)	3.21	(e)	74

Investor Class
Six months ended 08/31/11	23.01	0.20	(0.82)	(0.62)	(0.11)	—	(0.11)	22.28	(2.69)	57,725	1.29	(d)	1.29	(d)	1.75	(d)	28
Year ended 02/28/11	17.58	0.17	5.60	5.77	(0.34)	—	(0.34)	23.01	33.15	62,354	1.30		1.30		0.88		90
Seven months ended 02/28/10	13.82	0.22	3.72	3.94	(0.18)	—	(0.18)	17.58	28.54	38,150	1.32	(e)	1.33	(e)	2.33	(e)	32
Year ended 07/31/09	22.45	0.43	(8.54)	(8.11)	(0.43)	(0.09)	(0.52)	13.82	(35.98)	27,576	1.43		1.43		3.03		74
Year ended 07/31/08	29.46	0.43	(1.59)	(1.16)	(0.57)	(5.28)	(5.85)	22.45	(4.28)	33,708	1.30		1.30		1.68		47
Year ended 07/31/07	32.63	0.38	0.75	1.13	(0.50)	(3.80)	(4.30)	29.46	1.95	40,614	1.26		1.42		1.09		51

Institutional Class
Six months ended 08/31/11	23.04	0.25	(0.82)	(0.57)	(0.16)	—	(0.16)	22.31	(2.47)	384,299	0.84	(d)	0.84	(d)	2.20	(d)	28
Year ended 02/28/11	17.61	0.26	5.60	5.86	(0.43)	—	(0.43)	23.04	33.67	388,557	0.89		0.89		1.29		90
Seven months ended 02/28/10	13.83	0.27	3.73	4.00	(0.22)	—	(0.22)	17.61	28.97	242,229	0.84	(e)	0.85	(e)	2.81	(e)	32
Year ended 07/31/09	22.47	0.49	(8.53)	(8.04)	(0.51)	(0.09)	(0.60)	13.83	(35.63)	108,139	0.90		0.90		3.56		74
Year ended 07/31/08	29.49	0.55	(1.59)	(1.04)	(0.70)	(5.28)	(5.98)	22.47	(3.84)	65,043	0.83		0.83		2.16		47
Year ended 07/31/07	32.66	0.53	0.75	1.28	(0.65)	(3.80)	(4.45)	29.49	2.41	66,979	0.80		0.96		1.55		51

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $304,395,952 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Real Estate Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $1,263,130, $38,025, $142,195, $140,002, $88,809, $61,246 and $396,977 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

16        Invesco Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$973.60	$6.40	$1,018.65	$6.55	1.29%

B	1,000.00	969.50	10.10	1,014.88	10.33	2.04

C	1,000.00	969.90	10.10	1,014.88	10.33	2.04

R	1,000.00	972.00	7.63	1,017.39	7.81	1.54

Y	1,000.00	974.50	5.16	1,019.91	5.28	1.04

Investor	1,000.00	973.10	6.40	1,018.65	6.55	1.29

Institutional	1,000.00	975.30	4.18	1,020.90	4.28	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

17        Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Real Estate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period, the third quintile for the three year period and the second quintile for the five

18        Invesco Real Estate Fund

year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Invesco Advisers advised the Board that short and intermediate term performance had been challenged due to the quality bias of the Fund. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund advised by Invesco Advisers and below the total account level fee of a mutual fund sub-advised by Invesco Advisers.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Real Estate Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

REA-SAR-1	Invesco Distributors, Inc.

Invesco Short Term Bond Fund
Semiannual Report to Shareholders ■ August 31, 2011
Nasdaq:
A: STBAX ▪ C: STBCX ▪ R: STBRX ▪ Y: STBYX ▪ Institutional: ISTBX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
16	Financial Statements
18	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.22%

Class C Shares	0.21

Class R Shares	0.09

Class Y Shares	0.34

Institutional Class Shares	0.46

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	5.49

Barclays Capital 1-3 Year Government/Credit Index▼ (Style-Specific Index)	1.35

Lipper Short Investment Grade Debt Funds Index▼ (Peer Group Index)	0.91

▼Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital 1-3 Year Government/Credit Index is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.
     The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment grade debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Short Term Bond Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable
sales charges

Class A Shares

Inception		1.95%

5	Years	1.34

1	Year	-1.10

Class C Shares

Inception (8/30/02)		2.01%

5	Years	1.62

1	Year	1.25

Class R Shares

Inception		2.05%

5	Years	1.60

1	Year	1.13

Class Y Shares

Inception		2.17%

5	Years	1.90

1	Year	1.63

Institutional Class Shares

Inception		2.48%

5	Years	2.15

1	Year	1.75
Class A shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to
Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.
     Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception		2.03%

5	Years	1.68

1	Year	-0.08

Class C Shares

Inception (8/30/02)		2.09%

5	Years	1.94

1	Year	2.19

Class R Shares

Inception		2.13%

5	Years	1.94

1	Year	2.19

Class Y Shares

Inception		2.25%

5	Years	2.21

1	Year	2.70

Institutional Class Shares

Inception		2.55%

5	Years	2.47

1	Year	2.70
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 0.56%, 0.91%, 0.91%, 0.41% and 0.41%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional
Class shares was 0.77%, 1.27%, 1.12%, 0.62% and 0.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance of Class C shares would have been lower. Had the adviser not waived fees and/or reimbursed expenses in the past, performance of Class A, Class R and Class Y shares would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

2	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2013. See current prospectus for more information.

3 Invesco Short Term Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus – investment management – that allows our fund managers to concentrate on doing what they do best: managing your money.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Short Term Bond Fund

Schedule of Investments(a)

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes–64.44%
Aerospace & Defense–1.65%
Boeing Capital Corp., Sr. Unsec. Notes, 2.13%, 08/15/16	$2,835,000	$2,881,878

General Dynamics Corp., Sr. Unsec. Gtd. Notes, 2.25%, 07/15/16	3,000,000	3,115,896

Honeywell International Inc., Sr. Unsec. Notes, 3.88%, 02/15/14	1,800,000	1,938,365

Textron Inc., Sr. Unsec. Notes, 6.50%, 06/01/12	1,200,000	1,245,426

		9,181,565

Agricultural Products–1.31%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	3,000,000	3,136,093

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	240,000	252,356

6.38%, 06/01/12(b)	275,000	285,666

Corn Products International, Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	3,500,000	3,656,964

		7,331,079

Airlines–2.12%
American Airlines Inc., Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	5,125,000	5,134,609

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	173,845	153,853

Continental Airlines Inc., Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	24,930	24,619

Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	856,725	898,490

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	1,670,000	1,499,869

Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	3,570,000	3,570,714

Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	4,458	4,480

Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	46,741	49,254

Delta Air Lines, Inc., Series 2010, Class 1A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	452,768	463,238

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	35,000	34,256

		11,833,382

Apparel Retail–0.13%
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	775,000	737,219

Asset Management & Custody Banks–0.12%
Northern Trust Corp., Sr. Unsec. Notes, 5.50%, 08/15/13	525,000	570,271

State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.24%,(c)(d)	95,000	94,434

		664,705

Automobile Manufacturers–0.58%
Daimler Finance North America LLC, Sr. Unsec. Gtd. Global Notes, 7.30%, 01/15/12	530,000	542,313

FUEL Trust, Sec. Notes 3.98%, 06/15/16(b)	2,700,000	2,672,624

Nissan Motor Acceptance Corp., Sr. Unsec. Notes, 3.25%, 01/30/13(b)	45,000	46,149

		3,261,086

Automotive Retail–0.72%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	725,000	806,679

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	1,395,000	1,562,441

Sr. Unsec. Notes, 5.88%, 10/15/12	1,500,000	1,580,035

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	85,000	91,109

		4,040,264

Biotechnology–1.20%
Amgen Inc., Sr. Unsec. Notes, 2.30%, 06/15/16	3,340,000	3,432,627

Genzyme Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 06/15/15	3,000,000	3,236,052

		6,668,679

Brewers–0.85%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	1,300,000	1,373,037

3.00%, 10/15/12	1,922,000	1,972,456

4.13%, 01/15/15	1,000,000	1,094,257

5.38%, 11/15/14	290,000	327,609

		4,767,359

Broadcasting–0.48%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 08/15/12	16,000	16,664

COX Communications, Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,765,000	1,970,763

Sr. Unsec. Notes, 8.38%, 03/01/39(b)	60,000	80,688

Sr. Unsec. Notes,, 4.63%, 06/01/13	345,000	366,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Broadcasting–(continued)

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	$230,000	$260,297

		2,694,695

Cable & Satellite–1.98%
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	5,595,000	6,018,122

NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	4,300,000	4,374,089

5.95%, 04/01/41	75,000	80,624

Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/14/14	500,000	575,107

		11,047,942

Communications Equipment–0.64%
Motorola Solutions Inc., Sr. Unsec. Global Notes, 8.00%, 11/01/11	1,901,000	1,921,007

Sr. Unsec. Notes, 5.38%, 11/15/12	1,575,000	1,649,779

		3,570,786

Computer & Electronics Retail–0.18%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	920,000	994,690

Computer Storage & Peripherals–0.02%
Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	82,000	91,123

Construction Materials–0.30%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,605,000	1,657,135

Consumer Finance–1.17%
American Express Co., Sr. Unsec. Notes, 7.25%, 05/20/14	450,000	513,308

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	2,595,000	2,649,193

Capital One Financial Corp., Sr. Unsec. Global Notes, 2.13%, 07/15/14	2,000,000	1,988,803

Sr. Unsec. Medium-Term Notes, 5.70%, 09/15/11	580,000	580,675

SLM Corp.–Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	780,000	782,862

		6,514,841

Department Stores–0.76%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	4,105,000	4,187,100

Sears Holdings Corp., Sr. Sec. Gtd. Notes, 6.63%, 10/15/18(b)	30,000	25,050

		4,212,150

Diversified Banks–9.58%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	470,000	450,504

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	625,000	609,701

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	2,750,000	2,761,797

ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,540,000	1,567,448

Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/16(b)	3,000,000	3,064,922

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	635,000	654,208

3.40%, 01/22/15	250,000	266,273

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes,
2.50%, 01/23/13	2,000,000	2,002,710

5.20%, 07/10/14	985,000	1,034,857

Unsec. Sub. Global Notes, 5.14%, 10/14/20	1,195,000	1,099,439

BBVA US Senior S.A. Uniper (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	2,300,000	2,267,689

Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	1,585,000	1,545,485

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 1.63%, 08/12/13(b)	2,500,000	2,491,158

HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	500,000	517,727

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	750,000	737,381

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(b)	500,000	493,517

2.65%, 01/14/13(b)	1,500,000	1,506,985

3.00%, 09/01/15(b)	1,015,000	1,008,862

Kreditanstalt fuer Wiederaufbau (Germany), Sr. Unsec. Gtd. Euro Medium-Term Notes, 2.25%, 04/16/12	1,035,000	1,046,538

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	2,245,000	2,254,499

Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	1,000,000	994,649

Sr. Unsec. Notes, 2.80%, 04/02/12(b)	740,000	750,257

National Australia Bank Ltd. (Australia), Sr. Unsec. Notes, 5.35%, 06/12/13(b)	555,000	588,303

Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 2.50%, 11/13/12(b)	555,000	565,460

Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(b)	1,120,000	1,168,372

Pooled Funding Trust I, Unsec. Gtd. Notes, 2.74%, 02/15/12 (Acquired 02/04/09; Cost $1,999,700)(b)	2,000,000	2,019,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Diversified Banks–(continued)

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Floating Rate Medium-Term Notes, 0.40%, 10/28/11(b)(d)	$1,100,000	$1,099,754

Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,625,000	1,635,833

Sr. Unsec. Gtd. Medium-Term Notes, 4.88%, 08/25/14(b)	4,000,000	4,078,037

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 2.99%, 10/07/13(b)	3,000,000	2,916,488

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	280,000	265,165

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	850,000	877,089

3.20%, 05/12/16(b)	3,200,000	3,197,844

U.S. Bancorp, Sr. Unsec. Global Notes, 4.20%, 05/15/14	280,000	301,726

U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20(d)	2,025,000	2,132,281

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	200,000	203,130

6.55%, 10/13/20(b)	155,000	154,388

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	1,200,000	1,265,771

Series 1, Sr. Unsec. Global Medium-Term Notes, 3.75%, 10/01/14	250,000	266,458

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	1,575,000	1,596,788

		53,458,880

Diversified Capital Markets–0.57%
Credit Suisse New York (Switzerland), Sr. Unsec. Global Medium-Term Notes, 5.50%, 05/01/14	330,000	356,861

Credit Suisse U.S.A., Inc., Sr. Unsec. Global Notes, 6.13%, 11/15/11	205,000	207,099

UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Global Notes, 1.40%, 02/23/12(d)	1,750,000	1,757,919

Sr. Unsec. Global Bank Notes, 2.25%, 08/12/13	250,000	252,355

Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	565,000	583,097

		3,157,331

Diversified Chemicals–0.11%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 5.90%, 02/15/15	545,000	612,041

Diversified Metals & Mining–0.76%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/14(b)	550,000	649,238

BHP Billiton Finance U.S.A. Ltd. (Australia), Sr. Unsec. Gtd. Deb. Notes, 8.50%, 12/01/12	345,000	376,690

Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	2,950,000	3,184,156

		4,210,084

Diversified REIT’s–0.47%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 3.50%, 07/21/15(b)	2,400,000	2,499,488

5.00%, 07/21/20(b)	120,000	130,994

		2,630,482

Diversified Support Services–0.38%
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.75%, 05/15/16	2,300,000	2,120,313

Electric Utilities–2.94%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	2,355,000	2,739,166

9.75%, 03/15/19(b)	2,250,000	3,067,276

Electricite De France S.A. (France), Sr. Unsec. Notes, 5.50%, 01/26/14(b)	545,000	589,102

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,365,000	1,375,316

5.70%, 01/15/13(b)	2,000,000	2,061,801

Southern Co., Sr. Unsec. Notes, 2.38%, 09/15/15	1,500,000	1,535,374

Series A, Sr. Unsec. Notes, 5.30%, 01/15/12	1,180,000	1,198,864

Southern Power Co.–Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	2,980,000	3,317,041

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.10%, 11/30/12	475,000	500,037

		16,383,977

Electronic Equipment & Instruments–0.54%
FLIR Systems, Inc., Sr. Unsec. Notes, 3.75%, 09/01/16	3,000,000	3,017,308

Environmental & Facilities Services–0.49%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 4.60%, 03/01/21	140,000	151,054

5.00%, 03/15/14	2,355,000	2,575,300

		2,726,354

Food Retail–0.66%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	506,000	557,870

Kroger Co. (The), Sr. Unsec. Gtd. Notes, 6.20%, 06/15/12	1,500,000	1,561,635

WM Wrigley Jr. Co., Sr. Sec. Gtd. Notes, 3.70%, 06/30/14(b)	1,500,000	1,565,731

		3,685,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Gold–0.93%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(b)	$185,000	$192,715

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 3.63%, 09/01/16(b)	5,000,000	5,011,934

		5,204,649

Health Care Distributors–0.21%
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	1,030,000	1,098,161

4.75%, 03/01/21	40,000	44,860

		1,143,021

Health Care Equipment–0.25%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,350,000	1,383,341

Health Care Facilities–0.00%
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	5,000	5,288

Health Care Services–0.91%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	2,250,000	2,324,926

6.25%, 06/15/14	400,000	445,994

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	885,000	909,268

Medco Health Solutions, Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	1,380,000	1,410,957

		5,091,145

Hotels, Resorts & Cruise Lines–0.92%
Hyatt Hotels Corp., Sr. Unsec. Notes, 3.88%, 08/15/16	2,500,000	2,517,106

Marriott International Inc., Sr. Unsec. Notes, 4.63%, 06/15/12	1,464,000	1,504,090

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 6.88%, 12/01/13	250,000	258,438

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	272,562

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	130,000	131,788

7.38%, 03/01/20	410,000	456,381

		5,140,365

Housewares & Specialties–0.18%
Fortune Brands Inc., Sr. Unsec. Notes, 3.00%, 06/01/12	1,000,000	1,012,430

Industrial Conglomerates–1.12%
Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Notes,
4.63%, 09/11/15(b)	2,217,000	2,364,597

5.75%, 09/11/19(b)	100,000	110,682

Unsec. Gtd. Sub. Notes, 6.00%,(b)(c)(d)	3,060,000	3,113,550

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Notes, 5.63%, 04/14/18(b)	620,000	638,918

		6,227,747

Integrated Oil & Gas–1.69%
ConocoPhillips, Sr. Unsec. Gtd. Global Notes, 4.75%, 02/01/14	1,565,000	1,709,302

Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	210,000	213,631

Marathon Petroleum Corp., Sr. Unsec. Notes, 3.50%, 03/01/16(b)	1,500,000	1,584,806

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.88%, 01/27/16	4,545,000	4,639,242

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,210,000	1,287,266

		9,434,247

Integrated Telecommunication Services–0.89%
AT&T, Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	1,070,000	1,096,966

Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 5.55%, 02/01/14	840,000	925,352

7.38%, 11/15/13	1,000,000	1,132,187

Comcast Cable Holdings LLC, Sr. Unsec. Gtd. Notes, 9.80%, 02/01/12	490,000	507,858

Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/13	585,000	586,944

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	210,000	205,456

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	129,000	126,849

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	356,000	364,302

		4,945,914

Internet Retail–0.12%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/16	630,000	693,394

Investment Banking & Brokerage–2.74%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 02/07/16	620,000	620,440

3.70%, 08/01/15	1,485,000	1,502,086

5.13%, 01/15/15	35,000	36,846

5.25%, 10/15/13	2,985,000	3,112,746

Jefferies Group Inc., Sr. Unsec. Notes, 3.88%, 11/09/15	2,000,000	2,033,874

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	350,000	384,153

6.00%, 01/14/20(b)	500,000	502,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley, Sr. Unsec. Global Notes, 4.00%, 07/24/15	$1,880,000	$1,874,515

Sr. Unsec. Notes,
2.88%, 01/24/14	2,490,000	2,470,468

3.45%, 11/02/15	2,210,000	2,132,406

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	85,000	87,800

TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Notes, 2.95%, 12/01/12	530,000	542,761

		15,300,764

Life & Health Insurance–1.26%
Metropolitan Life Global Funding I, Sr. Sec. Notes, 2.88%, 09/17/12(b)	400,000	407,526

5.13%, 11/09/11(b)	745,000	751,368

Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	345,000	359,611

New York Life Global Funding–Series 2003-1, Tranche 1, Sr. Sec. Medium-Term Notes, 5.38%, 09/15/13(b)	1,000,000	1,087,366

Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,615,000	1,709,446

Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes,
3.63%, 09/17/12	485,000	495,827

6.20%, 01/15/15	190,000	208,840

Series D, Sr. Unsec. Medium-Term Notes, 2.75%, 01/14/13	2,000,000	2,033,438

		7,053,422

Life Sciences Tools & Services–0.74%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	185,000	202,727

Sr. Unsec. Notes, 3.38%, 03/01/13	1,900,000	1,948,683

Thermo Fisher Scientific Inc., Sr. Unsec. Notes, 2.05%, 02/21/14	1,900,000	1,959,422

		4,110,832

Managed Health Care–0.85%
CIGNA Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	980,000	1,024,953

5.88%, 03/15/41	65,000	68,966

Coventry Health Care, Inc., Sr. Unsec. Notes, 5.45%, 06/15/21	1,565,000	1,693,100

UnitedHealth Group, Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	880,000	929,168

5.95%, 02/15/41	125,000	139,682

WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	895,000	897,263

		4,753,132

Mortgage Backed Securities–0.07%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	360,725	374,318

Movies & Entertainment–0.11%
Viacom Inc., Sr. Unsec. Notes, 4.38%, 09/15/14	550,000	596,331

Multi-Line Insurance–1.15%
American International Group Inc., Sr. Unsec. Global Notes, 3.65%, 01/15/14	1,940,000	1,928,774

Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	120,000	128,741

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	100,000	97,628

Liberty Mutual Group, Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	3,084,000	3,249,250

Pricoa Global Funding I, Sr. Sec. Notes, 4.63%, 06/25/12(b)	1,000,000	1,029,434

		6,433,827

Multi-Utilities–0.65%
Dominion Resources, Inc., Sr. Unsec. Notes, 5.70%, 09/17/12	540,000	567,238

2.25%, 09/01/15	3,000,000	3,061,592

		3,628,830

Office Electronics–0.22%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	1,140,000	1,216,283

Office REIT’s–0.47%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	2,510,000	2,609,007

Office Services & Supplies–0.64%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	3,335,000	3,556,365

Oil & Gas Drilling–0.66%
Transocean, Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	3,430,000	3,703,048

Oil & Gas Exploration & Production–1.08%
Devon Energy Corp., Sr. Unsec. Global Notes, 2.40%, 07/15/16	1,600,000	1,626,096

Devon Financing Corp ULC (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/30/11	465,000	467,068

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	105,000	110,474

EOG Co. of Canada (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 12/01/11(b)	510,000	517,044

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	1,155,000	1,222,513

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	1,450,000	1,583,298

XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	440,000	490,768

		6,017,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–1.41%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
3.70%, 06/01/15	$2,000,000	$2,109,011

6.45%, 09/01/40	135,000	148,534

7.63%, 02/15/12	1,335,000	1,375,382

Series O, Sr. Unsec. Gtd. Notes, 9.75%, 01/31/14	400,000	473,124

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	174,985

5.67%, 08/15/14	2,750,000	3,051,507

5.90%, 09/15/13	475,000	514,792

		7,847,335

Other Diversified Financial Services–5.95%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	3,070,000	3,018,475

6.50%, 08/01/16	165,000	177,475

Bank One Corp., Unsec. Sub. Global Notes, 5.25%, 01/30/13	595,000	624,590

Citigroup, Inc., Sr. Unsec. Floating Rate Notes, 2.29%, 08/13/13(d)	2,000,000	1,977,504

Sr. Unsec. Global Notes,
5.10%, 09/29/11	1,540,000	1,543,827

6.01%, 01/15/15	1,110,000	1,191,405

Sr. Unsec. Notes, 4.75%, 05/19/15	3,000,000	3,128,948

Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	880,000	895,021

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	420,000	429,304

Unsec. Gtd. Notes,
5.80%, 10/15/12(b)	2,526,000	2,656,680

2.25%, 01/10/14(b)	2,000,000	2,027,018

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 2.80%, 01/08/13	1,000,000	1,021,873

Series A, Sr. Unsec. Medium-Term Global Notes, 5.45%, 01/15/13	545,000	576,105

JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 0.96%, 02/26/13(d)	1,960,000	1,951,591

Sr. Unsec. Global Notes,
3.15%, 07/05/16	875,000	893,809

3.45%, 03/01/16	605,000	622,519

4.75%, 05/01/13	640,000	678,060

JPMorgan Chase & Co., Unsec. Sub. Global Notes, 5.13%, 09/15/14	2,400,000	2,576,331

MassMutual Global Funding II, Sr. Sec. Notes, 3.63%, 07/16/12(b)	1,000,000	1,025,463

Merrill Lynch & Co. Inc.–Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	1,820,000	1,862,413

National Rural Utilities Cooperative Finance Corp., Sec. Collateral Trust Bonds, 1.13%, 11/01/13	4,300,000	4,331,006

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-12/01/06; Cost $519,125)(b)(c)(e)	520,000	—

		33,209,417

Packaged Foods & Meats–0.45%
HJ Heinz Finance Co., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/12	1,250,000	1,287,243

Kraft Foods, Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	940,000	960,410

5.63%, 11/01/11	238,000	239,896

		2,487,549

Paper Packaging–0.17%
Bemis Co., Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	860,000	943,694

Pharmaceuticals–0.52%
Abbott Laboratories, Sr. Unsec. Global Notes, 2.70%, 05/27/15	1,120,000	1,184,656

Sanofi (France), Sr. Unsec. Global Notes, 1.63%, 03/28/14	1,675,000	1,709,315

		2,893,971

Railroads–0.78%
CSX Corp., Sr. Unsec. Notes, 3.70%, 10/30/20	2,000,000	2,033,103

4.25%, 06/01/21	765,000	805,502

5.50%, 04/15/41	105,000	110,750

6.30%, 03/15/12	1,000,000	1,029,641

Union Pacific Corp., Sr. Unsec. Notes, 6.50%, 04/15/12	353,000	365,598

		4,344,594

Regional Banks–1.00%
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 4.65%, 02/25/15(b)	390,000	396,402

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	2,915,000	3,078,909

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%,(b)(c)	200,000	206,500

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	2,000,000	1,890,000

		5,571,811

Retail REIT’s–0.37%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,815,000	2,086,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Soft Drinks–1.03%
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	$1,500,000	$1,507,371

Coca-Cola Co. (The), Sr. Notes, 1.80%, 09/01/16(b)	2,210,000	2,232,761

PepsiCo Inc., Sr. Unsec. Global Notes, 0.80%, 08/25/14	2,000,000	2,005,205

		5,745,337

Specialized Finance–1.17%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	2,390,000	2,562,235

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	1,795,000	1,901,548

Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	2,000,000	2,043,413

		6,507,196

Specialized REIT’s–0.95%
Entertainment Properties Trust, Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 07/15/20	500,000	562,249

HCP Inc., Sr. Unsec. Notes, 2.70%, 02/01/14	3,500,000	3,479,844

Senior Housing Properties Trust, Sr. Unsec. Notes,, 4.30%, 01/15/16	1,235,000	1,231,141

		5,273,234

Steel–0.60%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 3.75%, 08/05/15	1,615,000	1,593,502

3.75%, 03/01/16	1,000,000	985,117

6.13%, 06/01/18	750,000	792,984

		3,371,603

Systems Software–0.21%
Symantec Corp., Sr. Unsec. Notes, 2.75%, 09/15/15	1,150,000	1,175,352

Tires & Rubber–0.15%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	800,000	858,339

Trading Companies & Distributors–0.10%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	530,000	551,157

Trucking–0.19%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	1,000,000	1,039,610

Wireless Telecommunication Services–0.82%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	265,000	278,485

America Movil S.A.B. de C.V. (Mexico), 2.38%, 09/08/16	870,000	864,475

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	1,140,000	1,233,518

Sr. Unsec. Notes, 4.50%, 01/15/18	175,000	179,589

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	1,165,000	1,199,950

4.88%, 08/15/20(b)	245,000	259,394

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.00%, 12/16/13	530,000	575,212

		4,590,623

Total Bonds & Notes (Cost $354,271,233)		359,403,458

Asset-Backed Securities–11.42%
Alley Auto Receivables Trust–Series 2010-1, Class A3, Pass Through Ctfs., 1.45%, 05/15/14	595,032	598,465

Ally Master Owner Trust–Series 2010-1, Class A, Floating Rate Pass Through Ctfs., 1.96%, 01/15/15(b)(d)	150,000	152,445

AmeriCredit Automobile Receivables Trust–Series 2011-3, Class D, Pass Through Ctfs., 4.04%, 07/10/17	3,000,000	3,053,015

ARI Fleet Lease Trust–Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.66%, 08/15/18(b)(d)	152,783	153,706

BA Credit Card Trust–Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.51%, 09/15/15(d)	1,110,000	1,113,075

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.37%, 09/10/47(d)	1,953,876	1,981,876

Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	400,000	413,165

Banc of America Mortgage Securities Inc.–Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.88%, 05/25/34(d)	401,492	358,010

Bank of America Auto Trust–Series 2009-2A, Class A3, Pass Through Ctfs., 2.13%, 09/15/13(b)	534,841	537,486

Bear Stearns Adjustable Rate Mortgage Trust–Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.44%, 08/25/33(d)	589,056	565,306

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	150,000	151,065

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(b)	326,494	342,400

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	500,000	554,178

Series 2005-PWR8, Class A3, Pass Through Ctfs., 4.55%, 06/11/41	334,681	336,798

Series 2004-T14, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 01/12/41(d)	335,000	357,454

Cabela’s Master Credit Card Trust–Series 2011-2A, Class A1, Pass Through Ctfs., 2.39%, 06/17/19(b)	1,500,000	1,539,961

Chase Issuance Trust–Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	1,355,000	1,424,944

Citibank Credit Card Issuance Trust–Series 2002-C2, Class C2, Pass Through Ctfs., 6.95%, 02/18/14	7,406,000	7,622,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Citigroup Mortgage Loan Trust, Inc.–Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.27%, 08/25/34(d)	$1,606,352	$1,533,401

CNH Equipment Trust–Series 2010-A, Class A3, Pass Through Ctfs., 1.54%, 07/15/14	619,339	621,799

Commercial Mortgage Trust–Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.71%, 07/16/34(b)(d)	61,238	61,236

Commercial Mortgage Trust–Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.30%, 06/15/22(b)(d)	252,997	242,520

Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	271,779	266,329

Series 2007-BC2, Class 2A1, Floating Rate Pass Through Ctfs., 0.31%, 05/25/37(d)	58,454	56,984

Series 2004-5, Class 4A3, Floating Rate Pass Through Ctfs., 0.54%, 10/25/34(d)	1,415,514	1,280,860

Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(b)	1,694,198	1,749,260

Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.72%, 09/26/34(b)(d)	851,832	804,344

Discover Card Master Trust–Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.84%, 09/15/15(d)	1,700,000	1,713,656

Fannie Mae REMICS, Series 2003-112, Class FA, Floating Rate Pass Through Ctfs., 0.72%, 01/25/28(d)	200,804	200,987

Series 2005-16, Class LC, Pass Through Ctfs., 5.50%, 05/25/28	116,858	117,326

Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	219,576	223,704

Fannie Mae Whole Loan–Series 2004-W5, Class F1, Floating Rate Pass Through Ctfs., 0.67%, 02/25/47(d)	262,017	262,454

FDIC Structured Sale Gtd. Notes,–Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.74%, 02/25/48(b)(d)	2,596,509	2,601,896

Ford Credit Floorplan Master Owner Trust–Series 2010-3, Class A1, Pass Through Ctfs., 4.20%, 02/15/17(b)	575,000	627,381

Freddie Mac REMICS, Series 2182, Class ZC, Pass Through Ctfs., 7.50%, 09/15/29	486,807	572,689

Series 2470, Class JF, Floating Rate Pass Through Ctfs., 1.21%, 12/15/31(d)	248,968	253,003

Series 2611, Class HA, Pass Through Ctfs., 4.00%, 10/15/21	79,258	79,993

Series 2937, Class JD, Pass Through Ctfs., 5.00%, 03/15/28	41,219	41,370

Series 3339, Class PC, Pass Through Ctfs., 5.00%, 05/15/32	117,056	117,953

Series 2399, Class XF, Floating Rate Pass Through Ctfs.,
1.16%, 01/15/32(d)	133,861	135,593

5.00%, 01/15/13	1,000,023	1,026,761

GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, Pass Through Ctfs., 3.69%, 07/15/15	4,000,000	4,104,860

Series 2010-2, Class A, Pass Through Ctfs., 4.47%, 03/15/20	2,000,000	2,260,053

Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	500,000	512,768

GE Dealer Floorplan Master Note Trust–Series 2009-1, Class A, Floating Rate Pass Through Ctfs., 1.89%, 07/21/14(d)	1,000,000	1,012,490

Government National Mortgage Association–Series 1999-34, Class FC, Floating Rate Pass Through Ctfs., 0.61%, 09/16/19(d)	139,987	140,129

GS Mortgage Securities Corp. II, Series 2007-EOP, Class J, Floating Rate Pass Through Ctfs., 4.46%, 03/06/20(b)(d)	225,000	220,384

Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	262,416	262,205

Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	133,712

Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 08/10/43(b)(d)	400,000	360,659

Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, Pass Through Ctfs., 1.74%, 09/15/13	349,467	350,768

Series 2009-4, Class A3, Pass Through Ctfs., 1.87%, 02/15/14	451,224	452,717

Honda Auto Receivables Owner Trust–Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	352,532	354,411

Huntington Auto Trust–Series 2009-1A, Class A3, Pass Through Ctfs., 3.94%, 06/17/13(b)	262,578	264,172

LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A3, Pass Through Ctfs., 4.55%, 02/15/30	200,000	201,590

Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	222,336	223,907

Series 2005-C3, Class A5, Pass Through Ctfs., 4.74%, 07/15/30	165,000	178,118

Series 2005-C3, Class A4, Pass Through Ctfs., 5.50%, 07/15/30	1,400,000	1,438,538

Series 2004-C2, Class A4, Pass Through Ctfs., 4.37%, 03/15/36	350,000	367,468

MMAF Equipment Finance LLC–Series 2009-AA, Class A3, Pass Through Ctfs., 2.37%, 11/15/13(b)	464,451	466,849

MMCA Automobile Trust–Series 2010-A, Class A3, Pass Through Ctfs., 1.39%, 01/15/14(b)	697,452	699,573

Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42	305,000	333,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42(d)	$327,282	$328,376

Series 2005-T17, Class A4, Pass Through Ctfs., 4.52%, 12/13/41	628,806	629,570

Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	360,485	372,706

Nissan Auto Lease Trust–Series 2009-B, Class A3, Pass Through Ctfs., 2.07%, 01/15/15	19,455	19,473

Nissan Master Owner Trust Receivables–Series 2010-AA, Class A, Floating Rate Pass Through Ctfs., 1.36%, 01/15/15(b)(d)	275,000	278,338

RBSCF Trust–Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(d)	500,000	527,075

Santander Drive Auto Receivables Trust–Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,730,000	1,741,677

Structured Adjustable Rate Mortgage Loan Trust–Series 2004-1, Class 3A1, Variable Rate Pass Through Ctfs., 2.58%, 02/25/34(d)	122,174	104,115

TIAA Seasoned Commercial Mortgage Trust–Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(d)	1,915,000	1,953,885

USAA Auto Owner Trust–Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	280,756	281,948

Vanderbilt Mortgage Finance, Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	47,732	49,683

Series 2002-C, Class A4, Pass Through Ctfs., 6.57%, 08/07/24	74,113	78,131

Volvo Financial Equipment LLC–Series 2010-1A, Class A2, Pass Through Ctfs., 1.06%, 06/15/12(b)	92,891	92,904

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	20,000	21,861

Series 2005-C22, Class A3, Variable Rate Pass Through Ctfs., 5.46%, 12/15/44(d)	400,000	405,407

Wachovia Bank Commercial Mortgage Trust–Series 2004-C12, Class A4, Variable Rate Pass Through Ctfs., 5.50%, 07/15/41(d)	2,505,000	2,691,525

WaMu Mortgage Pass Through Ctfs.–Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.48%, 08/25/33(d)	1,341,465	1,270,884

Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.72%, 09/25/34(d)	623,311	597,170

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(d)	1,413,538	1,295,376

Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.76%, 07/25/34(d)	480,218	480,822

Wheels SPV LLC–Series 2009-1, Class A, Floating Rate Pass Through Ctfs., 1.76%, 03/15/18(b)(d)	267,482	268,757

Total Asset-Backed Securities (Cost $62,956,447)		63,675,672

U.S. Treasury Securities–10.34%
U.S. Treasury Bills–0.17%
0.08%, 11/17/11(f)(g)	825,000	824,990

0.10%, 11/17/11(f)(g)	90,000	89,999

0.19%, 11/17/11(f)(g)	25,000	25,000

		939,989

U.S. Treasury Notes–10.17%
1.38%, 03/15/12	7,500,000	7,553,027

0.75%, 05/31/12	15,625,000	15,698,853

1.75%, 08/15/12	22,100,000	22,439,270

1.38%, 09/15/12	5,000,000	5,063,672

2.38%, 10/31/14	1,500,000	1,594,219

2.13%, 11/30/14	500,000	527,813

1.75%, 05/31/16	820,000	854,081

3.25%, 12/31/16	2,100,000	2,337,562

3.13%, 05/15/21	615,000	666,506

		56,735,003

Total U.S. Treasury Securities (Cost $56,830,476)		57,674,992

U.S. Government Sponsored Mortgage-Backed Securities–3.81%
Federal Home Loan Mortgage Corp. (FHLMC)–0.79%
Federal Home Loan Mortgage Corp., Floating Rate Pass Through Ctfs., 2.01%, 07/01/36(d)	182,183	192,026

Pass Through Ctfs.,
8.00%, 11/20/12	11,644	11,722

9.00%, 05/01/15	95,444	106,361

7.50%, 06/01/16 to 07/01/24	258,464	278,498

7.00%, 12/01/16 to 10/01/34	1,125,932	1,296,484

6.00%, 02/01/17 to 03/01/23	1,020,648	1,122,441

8.50%, 02/01/19 to 08/17/26	760,766	901,702

6.50%, 01/01/33 to 12/01/35	161,233	183,269

Pass Through Ctfs., ARM, 6.08%, 02/01/37(d)	128,166	135,549

5.47%, 01/01/38(d)	147,726	157,936

		4,385,988

Federal National Mortgage Association (FNMA)–2.21%
Floating Rate Pass Through Ctfs., ARM, 2.45%, 11/01/32(d)	96,933	101,623

Pass Through Ctfs.,
7.50%, 02/01/15 to 02/01/31	833,664	967,968

7.00%, 04/01/15 to 08/01/36	5,740,311	6,534,317

8.50%, 09/01/15 to 07/01/30	458,175	539,656

6.50%, 11/01/16 to 10/01/35	1,992,750	2,243,842

8.00%, 12/01/17 to 08/01/32	958,157	1,115,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Short Term Bond Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

9.00%, 02/01/21 to 01/01/30	$165,413	$191,863

10.00%, 05/01/26	10,094	10,171

Pass Through Ctfs., ARM, 2.21%, 09/01/19(d)	59,940	60,542

2.43%, 05/01/35(d)	438,549	461,867

5.49%, 03/01/38(d)	85,000	90,794

		12,318,448

Government National Mortgage Association (GNMA)–0.81%
Pass Through Ctfs.,
6.50%, 10/15/13 to 02/15/34	2,297,630	2,632,987

7.00%, 05/15/17 to 06/15/32	966,608	1,086,786

9.50%, 09/15/17	438	442

6.00%, 06/15/18	297,634	322,655

7.75%, 11/15/19 to 02/15/21	192,021	221,190

7.50%, 12/20/25 to 07/15/32	125,396	147,282

8.50%, 07/20/27	93,548	112,310

		4,523,652

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $18,776,949)		21,228,088

U.S. Government Sponsored Agency Securities–1.54%
Federal Home Loan Mortgage Corp. (FHLMC)–0.92%
Unsec. Global Notes, 1.63%, 04/15/13	5,000,000	5,111,433

Federal National Mortgage Association (FNMA)–0.62%
Unsec. Global Notes, 2.63%, 11/20/14	3,270,000	3,485,679

Total U.S. Government Sponsored Agency Securities (Cost $8,245,800)		8,597,112

Municipal Obligations–0.07%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44	110,000	125,774

Georgia (State of) Municipal Electric Authority; Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	170,000	173,427

New York City (City of) Transitional Finance Authority (Build America Bonds); Sub-series 2011 B-1, Future Tax Secured RB, 5.57%, 11/01/38	110,000	123,529

Total Municipal Obligations (Cost $390,000)		422,730

	Shares
Money Market Funds–7.87%
Liquid Assets Portfolio–Institutional Class(h)	21,953,737	21,953,737

Premier Portfolio–Institutional Class(h)	21,953,737	21,953,737

Total Money Market Funds (Cost $43,907,474)		43,907,474

TOTAL INVESTMENTS–99.49% (Cost $545,378,379)		554,909,526

OTHER ASSETS LESS LIABILITIES–0.51%		2,859,070

NET ASSETS–100.00%		$557,768,596

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $101,155,379, which represented 18.14% of the Trust’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2011 represented 0.00% of the Fund’s Net Assets.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Short Term Bond Fund

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of August 31, 2011

Bonds & Notes	64.4%

Asset-Backed Securities	11.4

U.S. Treasury Securities	10.3

U.S. Government Sponsored Mortgage-Backed Securities	3.8

U.S. Government Sponsored Agency Securities	1.6

Municipal Obligations	0.1

Money Market Funds Plus Other Assets Less Liabilities	8.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Short Term Bond Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $501,470,905)	$511,002,052

Investments in affiliated money market funds, at value and cost	43,907,474

Total investments, at value (Cost $545,378,379)	554,909,526

Cash	55,707

Foreign currencies, at value (Cost $482)	540

Receivable for:
Investments sold	1,400,580

Variation margin	153,315

Fund shares sold	5,560,154

Dividends and interest	4,463,230

Fund expenses absorbed	45,663

Principal paydowns	148

Unrealized appreciation on swap agreements	102,908

Investment for trustee deferred compensation and retirement plans	39,065

Other assets	58,473

Total assets	566,789,309

Liabilities:
Payable for:
Investments purchased	5,380,173

Fund shares reacquired	2,868,182

Dividends	216,865

Accrued fees to affiliates	315,343

Accrued other operating expenses	146,108

Trustee deferred compensation and retirement plans	69,654

Premiums received on swap agreements	24,388

Total liabilities	9,020,713

Net assets applicable to shares outstanding	$557,768,596

Net assets consist of:
Shares of beneficial interest	$590,133,461

Undistributed net investment income	316,071

Undistributed net realized gain (loss)	(42,356,929)

Unrealized appreciation	9,675,993

$557,768,596

Net assets:
Class A	$207,003,740

Class C	$317,648,130

Class R	$2,888,296

Class Y	$23,220,646

Institutional Class	$7,007,784

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	23,955,475

Class C	36,772,777

Class R	333,825

Class Y	2,686,718

Institutional Class	810,599

Class A:
Net asset value per share	$8.64

Maximum offering price per share (Net asset value of $8.64 divided by 97.50%)	$8.86

Class C:
Net asset value and offering price per share	$8.64

Class R:
Net asset value and offering price per share	$8.65

Class Y:
Net asset value and offering price per share	$8.64

Institutional Class:
Net asset value and offering price per share	$8.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Short Term Bond Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$6,867,901

Dividends from affiliated money market funds	6,641

Total investment income	6,874,542

Expenses:
Advisory fees	811,306

Administrative services fees	73,424

Custodian fees	11,934

Distribution fees:
Class A	146,120

Class C	1,118,916

Class R	7,249

Transfer agent fees — A, C, R and Y	237,545

Transfer agent fees — Institutional	381

Trustees’ and officers’ fees and benefits	13,174

Other	108,634

Total expenses	2,528,683

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(739,908)

Net expenses	1,788,775

Net investment income	5,085,767

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	885,306

Futures contracts	(5,798,355)

Swap agreements	(12,404)

(4,925,453)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(324,007)

Futures contracts	86,163

Swap agreements	102,908

(134,936)

Net realized and unrealized gain (loss)	(5,060,389)

Net increase in net assets resulting from operations	$25,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Short Term Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	Six months ended	Year ended
	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$5,085,767	$7,877,233

Net realized gain (loss)	(4,925,453)	403,097

Change in net unrealized appreciation (depreciation)	(134,936)	273,297

Net increase in net assets resulting from operations	25,378	8,553,627

Distributions to shareholders from net investment income:
Class A	(1,774,255)	(2,316,340)

Class C	(2,745,856)	(3,856,325)

Class R	(29,218)	(56,207)

Class Y	(245,827)	(320,368)

Institutional Class	(156,183)	(1,108,288)

Total distributions from net investment income	(4,951,339)	(7,657,528)

Share transactions–net:
Class A	95,759,866	32,541,583

Class C	73,532,301	142,864,990

Class R	332,610	491,792

Class Y	10,442,823	4,782,249

Institutional Class	(10,435,085)	(35,485,420)

Net increase in net assets resulting from share transactions	169,632,515	145,195,194

Net increase in net assets	164,706,554	146,091,293

Net assets:
Beginning of period	393,062,042	246,970,749

End of period (includes undistributed net investment income of $316,071 and $181,643, respectively)	$557,768,596	$393,062,042

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Term Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

18        Invesco Short Term Bond Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

19        Invesco Short Term Bond Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap

20        Invesco Short Term Bond Fund

agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.35%

Next $500 million	0.325%

Next $1.5 billion	0.30%

Next $2.5 billion	0.29%

Over $5 billion	0.28%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 6, 2011, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.56%, 0.91% (after 12b-1 fee waivers), 0.91%, 0.41% and 0.41%, respectively, of average daily net assets. Prior to June 6, 2011, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver, and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.66%, 0.91% (after 12b-1 fee waivers), 0.91%, 0.41% and 0.41%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees $67,107 and reimbursed class level expenses of $81,475, $143,938, $1,525, $10,322 and $381 of Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $148.

21        Invesco Short Term Bond Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to June 6, 2011, the fund paid IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IDI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2013. 12b-1fees before fee waivers under this agreement are shown as distribution fees in the Statement of Operations. For the six months ended August 31, 2011, 12b-1 fees incurred for Class C shares were $684,188 after fee waivers of $434,728.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $49,195 in front-end sales commissions from the sale of Class A shares and $7,750 and $4,534 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$43,907,474	$—	$—	$43,907,474

U.S. Treasury Securities	—	57,674,992	—	57,674,992

U.S. Government Sponsored Securities	—	29,825,200	—	29,825,200

Corporate Debt Securities	—	359,403,458	0	359,403,458

Asset-Backed Securities	—	63,675,672	—	63,675,672

Municipal Obligations	—	422,730	—	422,730

	$43,907,474	$511,002,052	$0	$554,909,526

Futures*	41,879	—	—	41,879

Swap Agreements*	—	102,908	—	102,908

Total Investments	$43,949,353	$511,104,960	$0	$555,054,313

*	Unrealized appreciation (depreciation).

22        Invesco Short Term Bond Fund

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk
Swap agreements(a)	$102,908	$—

Interest rate risk
Futures contracts(b)	129,054	(87,175)

Total	$231,962	$(87,175)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Unrealized appreciation on swap agreements.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain (Loss)
Credit risk	$—	$(12,404)

Interest rate risk	(5,798,355)	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$102,908

Interest rate risk	86,163	—

Total	$(5,712,192)	$90,504

*	The average notional value of futures and swap agreements outstanding during the period was $111,954,612 and $3,761,667, respectively.

Open Swap Agreements
					Implied	Notional
		Buy/Sell	(Pay)/Receive	Expiration	Credit	Amount	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate(a)	Date	Spread(b)	(000)	Appreciation

Bank of America	CDX.NA.IG.I6	Buy	(1.00)%	06/20/16	1.15%	$11,285	$102,908

(a)	Unamortized premium at period-end of $24,388.
(b)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts
				Unrealized
	Number of	Expiration		Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Treasury 2 Year Notes	160	December-2011	$35,280,000	$(2,836)

Short Contracts
U.S. Treasury 5 Year Notes	289	December-2011	(35,416,047)	(79,630)

U.S. Treasury 10 Year Notes	272	December-2011	(35,096,500)	129,054

U.S. Long Bonds	10	December-2011	(1,360,313)	(4,709)

Subtotal				$44,715

Total				$41,879

23        Invesco Short Term Bond Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended August 31, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $284.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,355 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2012	$1,492,025

February 28, 2013	1,424,485

February 28, 2014	3,488,405

February 28, 2015	1,556,368

February 28, 2016	769,668

February 28, 2017	6,024,907

February 28, 2018	22,719,902

Total capital loss carryforward	$37,475,760

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

24        Invesco Short Term Bond Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $102,686,086 and $71,651,411, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,113,733

Aggregate unrealized (depreciation) of investment securities	(2,582,586)

Net unrealized appreciation of investment securities	$9,531,147

Investments have the same cost for tax and investment purposes.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	7,871,491	$68,475,452	16,005,428	$139,384,726

Class C	16,955,296	147,618,648	34,478,678	300,402,608

Class R	149,835	1,308,933	291,352	2,538,851

Class Y	1,960,284	17,050,071	1,928,182	16,793,732

Institutional Class	227,726	1,982,760	969,173	8,429,810

Issued as reinvestment of dividends:
Class A	162,723	1,415,228	218,413	1,903,069

Class C	250,049	2,175,706	367,730	3,203,151

Class R	3,272	28,504	6,331	55,224

Class Y	14,980	130,301	28,208	245,843

Institutional Class	17,212	150,075	123,363	1,074,950

Issued in connection with acquisitions:(b)
Class A	8,877,881	77,490,236	—	—

Class C	3,203,330	27,968,520	—	—

Class R	62,933	549,958	—	—

Class Y	466,936	4,075,997	—	—

Institutional Class	9,522	83,246	—	—

Reacquired:
Class A	(5,932,462)	(51,621,050)	(12,489,029)	(108,746,212)

Class C	(11,974,120)	(104,230,573)	(18,461,951)	(160,740,769)

Class R	(178,747)	(1,554,785)	(240,970)	(2,102,283)

Class Y	(1,240,681)	(10,813,546)	(1,407,254)	(12,257,326)

Institutional Class	(1,447,759)	(12,651,166)	(5,155,428)	(44,990,180)

Net increase in share activity	19,459,701	$169,632,515	16,662,226	$145,195,194

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on February 28, 2011 and by the shareholders of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 12,620,602 shares of the Fund for 7,442,993 shares outstanding of Invesco Libor Alpha Fund and 4,832,072 shares outstanding of Invesco Van Kampen Limited Duration Fund as of the close of business on June 6, 2011. Each class of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Libor Alpha Fund and Invesco Van Kampen Limited Duration Fund to the net asset value of the Fund on the close of business, June 6, 2011. Invesco Libor Alpha Fund’s and Invesco Van Kampen Limited Duration Fund’s net assets at that date of $67,063,639 and $43,104,318, respectively, including $1,014,147 and $1,196,385, respectively of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $411,559,862. The net assets of the Fund immediately following the acquisition were $521,727,819.

25        Invesco Short Term Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset			on securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/11	$8.72	$0.10	(c)	$(0.08)	$0.02	$(0.10)	$8.64	0.22%	$207,004	0.60	%(d)	0.73	%(d)	2.36	%(d)	21%
Year ended 02/28/11	8.68	0.21	(c)	0.04	0.25	(0.21)	8.72	2.87	113,103	0.65		0.80		2.41		48
Seven months ended 02/28/10	8.55	0.17	(c)	0.13	0.30	(0.17)	8.68	3.52	80,252	0.65	(e)	0.87	(e)	3.35	(e)	48
Year ended 07/31/09	9.48	0.48	(c)	(0.90)	(0.42)	(0.51)	8.55	(4.37)	43,695	0.77		0.98		5.60		123
Year ended 07/31/08	9.75	0.56	(c)	(0.26)	0.30	(0.57)	9.48	3.18	45,674	0.86		0.94		5.87		73
Year ended 07/31/07	9.80	0.51		(0.04)	0.47	(0.52)	9.75	4.84	28,663	0.86		0.98		5.14		101
Year ended 07/31/06	9.93	0.40		(0.12)	0.28	(0.41)	9.80	2.92	32,851	0.86		0.98		4.04		82

Class C
Six months ended 08/31/11	8.71	0.09	(c)	(0.07)	0.02	(0.09)	8.64	0.21	317,648	0.91	(d)	1.36	(d)	2.05	(d)	21
Year ended 02/28/11	8.68	0.19	(c)	0.02	0.21	(0.18)	8.71	2.49	246,940	0.90		1.55		2.16		48
Seven months ended 02/28/10	8.54	0.16	(c)	0.14	0.30	(0.16)	8.68	3.50	103,785	0.90	(e)	1.62	(e)	3.10	(e)	48
Year ended 07/31/09	9.48	0.46	(c)	(0.91)	(0.45)	(0.49)	8.54	(4.72)	66,863	1.02		1.73		5.35		123
Year ended 07/31/08	9.75	0.54	(c)	(0.26)	0.28	(0.55)	9.48	2.93	75,404	1.11		1.69		5.62		73
Year ended 07/31/07	9.80	0.48		(0.04)	0.44	(0.49)	9.75	4.59	83,869	1.11		1.73		4.89		101
Year ended 07/31/06	9.93	0.38		(0.13)	0.25	(0.38)	9.80	2.61	109,622	1.17		1.73		3.73		82

Class R
Six months ended 08/31/11	8.73	0.09	(c)	(0.08)	0.01	(0.09)	8.65	0.09	2,888	0.91	(d)	1.04	(d)	2.05	(d)	21
Year ended 02/28/11	8.70	0.19	(c)	0.02	0.21	(0.18)	8.73	2.49	2,588	0.90		1.05		2.16		48
Seven months ended 02/28/10	8.56	0.16	(c)	0.14	0.30	(0.16)	8.70	3.49	2,086	0.90	(e)	1.12	(e)	3.10	(e)	48
Year ended 07/31/09	9.50	0.46	(c)	(0.91)	(0.45)	(0.49)	8.56	(4.70)	1,643	1.02		1.23		5.35		123
Year ended 07/31/08	9.77	0.54	(c)	(0.26)	0.28	(0.55)	9.50	2.94	1,310	1.11		1.19		5.62		73
Year ended 07/31/07	9.82	0.48		(0.04)	0.44	(0.49)	9.77	4.59	621	1.11		1.23		4.89		101
Year ended 07/31/06	9.94	0.37		(0.10)	0.27	(0.39)	9.82	2.77	477	1.11		1.23		3.79		82

Class Y
Six months ended 08/31/11	8.72	0.11	(c)	(0.08)	0.03	(0.11)	8.64	0.34	23,221	0.41	(d)	0.54	(d)	2.55	(d)	21
Year ended 02/28/11	8.69	0.23	(c)	0.03	0.26	(0.23)	8.72	3.00	12,950	0.40		0.55		2.66		48
Seven months ended 02/28/10	8.55	0.18	(c)	0.14	0.32	(0.18)	8.69	3.79	8,132	0.40	(e)	0.62	(e)	3.60	(e)	48
Year ended 07/31/09(f)	8.81	0.41	(c)	(0.28)	0.13	(0.39)	8.55	1.62	2,545	0.51	(e)	0.75	(e)	5.86	(e)	123

Institutional Class
Six months ended 08/31/11	8.72	0.11	(c)	(0.07)	0.04	(0.11)	8.65	0.46	7,008	0.41	(d)	0.45	(d)	2.55	(d)	21
Year ended 02/28/11	8.69	0.23	(c)	0.03	0.26	(0.23)	8.72	3.00	17,481	0.40		0.45		2.66		48
Seven months ended 02/28/10	8.55	0.18	(c)	0.14	0.32	(0.18)	8.69	3.79	52,716	0.40	(e)	0.49	(e)	3.60	(e)	48
Year ended 07/31/09	9.49	0.51	(c)	(0.92)	(0.41)	(0.53)	8.55	(4.19)	61,174	0.49		0.56		5.88		123
Year ended 07/31/08	9.76	0.60	(c)	(0.27)	0.33	(0.60)	9.49	3.51	76,898	0.55		0.55		6.18		73
Year ended 07/31/07	9.81	0.53		(0.04)	0.49	(0.54)	9.76	5.13	67,467	0.58		0.58		5.42		101
Year ended 07/31/06	9.93	0.42		(0.10)	0.32	(0.44)	9.81	3.31	51,975	0.58		0.58		4.32		82

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $108,844,548 and sold of $7,065,433 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $154,069, $272,188, $2,884, $19,519 and $12,423 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

26        Invesco Short Term Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2,3]	(08/31/11)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,002.20	$3.02	$1,022.39	$3.05	0.60%

C	1,000.00	1,002.10	4.58	1,020.63	4.62	0.91

R	1,000.00	1,000.90	4.58	1,020.63	4.62	0.91

Y	1,000.00	1,003.40	2.07	1,023.14	2.09	0.41

Institutional	1,000.00	1,004.60	2.07	1,023.14	2.09	0.41

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. Effective June 6, 2011, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A shares to 0.56% of average daily net assets. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.56%.
[3]	The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year is $2.82 for Class A shares.
[4]	The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year is $2.85 Class A shares.

27        Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Short Term Bond Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance

28        Invesco Short Term Bond Fund

with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Short Investment Grade Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board also noted that Invesco Advisers made manager and process changes in 2008 and early 2009 and reduced fees in 2009 in order to aid long-term relative performance of the Fund. The Senior Officer reminded the Board that much of the longer term performance had been negatively impacted by overweight of bonds in the financial sector. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

29        Invesco Short Term Bond Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

STB-SAR-1	Invesco Distributors, Inc.

Invesco U.S. Government Fund
Semiannual Report to Shareholders ▪ August 31, 2011
Nasdaq:
A: AGOVX  ▪  B: AGVBX  ▪  C: AGVCX  ▪  R: AGVRX ▪ Y: AGVYX
Investor: AGIVX ▪ Institutional: AGOIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.24%

Class B Shares	4.84

Class C Shares	4.74

Class R Shares	5.11

Class Y Shares	5.37

Investor Class Shares	5.24

Institutional Class Shares	5.50

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	5.49

Barclays Capital U.S. Government Index▼ (Style-Specific Index)	6.53

Lipper Intermediate U.S. Government Funds Index▼ (Peer Group Index)	6.02

▼Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Barclays Capital U.S. Government Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies and quasifederal corporations.
      The Lipper Intermediate U.S. Government Funds Index is an unmanaged index considered representative of intermediate U.S. government funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco U.S. Government Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable sales charges

Class A Shares

Inception (4/28/87)	5.86%

10 Years	4.21

5 Years	4.90

1 Year	-2.10

Class B Shares

Inception (9/7/93)	4.67%

10 Years	4.09

5 Years	4.81

1 Year	-3.00

Class C Shares

Inception (8/4/97)	4.30%

10 Years	3.94

5 Years	5.15

1 Year	1.00

Class R Shares

10 Years	4.46%

5 Years	5.70

1 Year	2.51

Class Y Shares

10 Years	4.80%

5 Years	6.11

1 Year	3.02

Investor Class Shares

10 Years	4.75%

5 Years	5.98

1 Year	2.76

Institutional Class Shares

10 Years	5.03%

5 Years	6.42

1 Year	3.13

Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
      Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
      Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/28/87)	5.76%

10 Years	4.13

5 Years	4.55

1 Year	-2.92

Class B Shares

Inception (9/7/93)	4.51%

10 Years	4.03

5 Years	4.47

1 Year	-3.81

Class C Shares

Inception (8/4/97)	4.11%

10 Years	3.87

5 Years	4.79

1 Year	0.15

Class R Shares

10 Years	4.39%

5 Years	5.33

1 Year	1.65

Class Y Shares

10 Years	4.72%

5 Years	5.73

1 Year	2.27

Investor Class Shares

10 Years	4.67%

5 Years	5.62

1 Year	1.90

Institutional Class Shares

10 Years	4.95%

5 Years	6.08

1 Year	2.27

applicable fee waivers or expense reimbursements.
      Institutional Class shares incepted on April 29, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 0.87%, 1.62% 1.62%, 1.12%, 0.62%, 0.87% and 0.47%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
      The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco U.S. Government Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long-term.
      Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
      In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
      Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
      Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
      If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
      All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco U.S. Government Fund

Schedule of Investments

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–72.08%
Collateralized Mortgage Obligations–33.71%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$8,000,000	$8,223,486

Fannie Mae REMICs, 4.00%, 09/25/16 to 02/25/40	12,011,718	12,605,013

4.50%, 11/25/16 to 05/25/29	8,933,589	9,301,003

5.00%, 02/25/17 to 09/25/37	28,969,885	31,196,679

5.50%, 04/25/17	512,473	534,636

3.50%, 10/25/18 to 12/25/31	7,221,194	7,519,805

4.25%, 12/25/19 to 02/25/37	19,107,852	20,298,446

3.00%, 07/25/22 to 09/25/36	15,093,458	15,805,915

7.00%, 09/18/27	2,891,687	3,339,249

6.50%, 01/25/30 to 03/25/32	10,186,464	11,699,877

5.75%, 10/25/35	3,817,158	4,275,972

0.52%, 05/25/36(a)	13,316,557	13,290,113

6.57%, 06/25/39(a)	5,817,854	6,845,552

Federal Home Loan Bank, 4.55%, 04/27/12	438,854	449,211

5.27%, 12/28/12	2,265,062	2,372,776

5.07%, 10/20/15	5,959,548	6,558,084

Freddie Mac REMICs, 5.38%, 09/15/11	90,878	90,845

3.88%, 12/15/12	105,462	105,737

0.85%, 03/15/13	10,071,444	10,103,455

3.50%, 10/15/16 to 12/15/27	8,507,910	8,816,752

4.00%, 02/15/17 to 03/15/38	22,914,054	23,995,754

4.50%, 04/15/17 to 10/15/36	22,383,761	23,216,169

4.38%, 05/15/17	2,420,841	2,473,844

4.16%, 07/15/17	2,729,324	2,789,385

3.77%, 09/15/17	2,677,145	2,742,658

3.84%, 09/15/17	3,693,990	3,788,495

5.00%, 09/15/17 to 11/15/32	13,388,518	13,826,512

3.00%, 10/15/18 to 04/15/26	17,719,060	18,421,014

3.75%, 10/15/18	3,428,297	3,571,637

4.25%, 01/15/19	4,158,569	4,336,922

5.50%, 05/15/26 to 09/15/30	2,572,638	2,618,091

6.00%, 06/15/27 to 09/15/29	2,453,458	2,467,187

0.61%, 04/15/28	5,846,512	5,855,476

5.25%, 08/15/32	4,453,709	4,673,205

0.51%, 03/15/36(a)	12,891,400	12,884,296

5.75%, 05/15/36	4,003,220	4,272,547

0.54%, 11/15/36(a)	5,994,991	6,028,510

0.61%, 06/15/37(a)	14,790,695	14,783,596

1.07%, 11/15/39(a)	2,974,093	3,007,777

Ginnie Mae REMICs, 5.00%, 02/20/30	1,009,849	1,022,195

5.50%, 04/16/31	969,179	978,232

4.50%, 05/20/33 to 08/20/35	49,397,077	52,287,933

5.77%, 08/20/34(a)	4,335,209	4,914,104

4.00%, 03/20/36 to 02/20/38	11,937,392	12,532,562

		400,920,707

Federal Deposit Insurance Company (FDIC)–0.27%
Series 2010-S1, Gtd. Notes, 0.77%, 02/25/48(a)(b)	3,245,633	3,252,367

Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
Pass Through Ctfs., 12.00%, 02/01/13	92	93

7.00%, 12/01/14 to 03/01/36	3,730,134	4,240,276

6.50%, 04/01/15 to 12/01/35	18,868,456	21,486,296

8.00%, 12/01/15 to 02/01/35	7,415,058	8,907,469

10.00%, 02/01/16 to 04/01/20	237,640	276,936

6.00%, 06/01/17 to 07/01/38	8,153,462	8,991,376

10.50%, 08/01/19 to 01/01/21	44,319	50,794

4.50%, 09/01/20 to 01/01/40	15,018,028	15,987,920

8.50%, 09/01/20 to 08/01/31	562,329	676,619

7.50%, 11/01/20 to 05/01/35	6,074,613	7,147,869

9.50%, 11/01/20 to 04/01/25	196,857	230,102

9.00%, 06/01/21 to 04/01/25	784,970	897,052

5.50%, 12/01/22 to 11/01/39	12,075,095	13,210,453

7.05%, 05/20/27	516,806	595,837

6.03%, 10/20/30	988,391	1,125,011

5.00%, 07/01/35 to 01/01/40	10,736,766	11,621,324

Pass Through Ctfs., ARM, 5.94%, 10/01/36(a)	2,226,700	2,349,428

5.93%, 12/01/36(a)	1,780,191	1,897,520

5.74%, 05/01/37(a)	1,329,214	1,421,905

5.47%, 01/01/38(a)	1,181,805	1,263,491

Pass Through Ctfs., TBA, 4.00%, 09/01/41(c)	22,500,000	23,303,320

6.00%, 09/01/41(c)(d)	5,890,000	6,522,256

		132,203,347

Federal National Mortgage Association (FNMA)–23.46%
Pass Through Ctfs., 7.50%, 09/01/11 to 08/01/37	9,325,602	10,923,931

8.00%, 02/01/12 to 12/01/36	7,674,731	9,008,734

6.50%, 03/01/12 to 10/01/38	18,077,381	20,425,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco U.S. Government Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

8.50%, 06/01/12 to 08/01/37	$4,910,094	$5,833,160

7.00%, 10/01/12 to 06/01/36	12,447,799	14,246,548

6.00%, 10/01/13 to 10/01/38	30,181,528	33,523,269

12.00%, 12/01/15 to 01/01/16	22,993	26,135

9.50%, 07/01/16 to 08/01/22	37,686	42,880

9.00%, 12/01/16	68,852	78,335

5.00%, 01/01/17 to 03/01/40	66,625,163	72,086,350

3.84%, 04/01/18	5,800,000	6,246,002

4.50%, 09/01/18 to 08/01/39	36,161,151	38,830,370

10.00%, 12/20/19 to 12/20/21	218,073	249,029

5.50%, 03/01/21 to 08/01/38	43,053,238	47,381,309

6.75%, 07/01/24	947,349	1,076,284

10.24%, 04/20/25	116,292	132,198

6.95%, 07/01/25 to 09/01/26	259,674	298,706

Pass Through Ctfs., ARM, 2.44%, 05/01/35	3,405,205	3,586,263

Pass Through Ctfs., TBA, 3.50%, 09/01/26(c)(d)	7,205,000	7,520,219

5.00%, 09/01/26(c)	7,000,000	7,539,220

		279,054,417

Government National Mortgage Association (GNMA)–3.53%
Pass Through Ctfs., 7.00%, 08/20/12 to 12/15/36	3,130,892	3,656,483

13.50%, 10/15/12	985	991

12.00%, 02/15/13 to 07/15/15	9,792	10,272

13.00%, 10/15/14 to 12/15/14	11,198	11,278

11.00%, 09/15/15	350	354

10.50%, 02/15/16	2,426	2,448

10.00%, 06/15/16 to 07/15/24	363,615	408,075

8.50%, 09/20/16 to 01/15/37	702,468	818,879

9.00%, 10/15/16 to 04/15/21	100,306	109,711

8.75%, 10/20/16	30,931	34,501

8.00%, 12/15/16 to 08/15/36	3,638,839	4,293,242

9.50%, 08/15/17 to 03/15/23	136,289	159,235

6.50%, 09/15/17 to 01/15/37	7,831,461	8,882,734

6.95%, 07/20/25 to 11/20/26	940,524	1,090,490

7.50%, 03/15/26 to 10/15/35	3,866,605	4,601,826

6.00%, 12/15/28 to 08/15/33	3,101,982	3,515,414

6.10%, 12/20/33	4,053,163	4,683,170

Pass Through Ctfs., TBA, 4.50%, 09/01/41(c)(d)	8,925,000	9,658,523

		41,937,626

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $832,754,855)		857,368,464

U.S. Treasury Securities–16.59%
U.S. Treasury Notes–12.37%
2.38%, 10/31/14	14,500,000	15,410,781

2.13%, 11/30/14	5,500,000	5,805,938

1.75%, 07/31/15	14,500,000	15,157,031

4.50%, 02/15/16	7,000,000	8,149,531

2.75%, 05/31/17	6,000,000	6,519,375

2.38%, 07/31/17(e)	16,000,000	17,022,500

3.50%, 05/15/20	17,500,000	19,701,172

2.63%, 08/15/20	7,000,000	7,343,438

3.13%, 05/15/21	48,000,000	52,020,000

		147,129,766

U.S. Treasury Bonds–4.22%
7.88%, 02/15/21	6,500,000	9,750,000

7.50%, 11/15/24	7,320,000	11,254,500

3.50%, 02/15/39	2,500,000	2,467,969

4.25%, 05/15/39	2,900,000	3,258,875

4.63%, 02/15/40	2,800,000	3,338,125

4.38%, 05/15/41	17,500,000	20,070,312

		50,139,781

Total U.S. Treasury Securities (Cost $185,062,660)		197,269,547

U.S. Government Sponsored Agency Securities–9.89%
Federal Agricultural Mortgage Corp.–1.53%
Sr. Unsec. notes, 2.00%, 07/27/16	4,000,000	4,113,493

Unsec. Medium-Term Notes, 1.25%, 12/06/13	7,000,000	7,110,491

0.85%, 08/11/14	7,000,000	7,009,275

		18,233,259

Federal Farm Credit Bank (FFCB)–3.03%
Bonds, 3.00%, 09/22/14	3,600,000	3,868,365

5.75%, 01/18/22	16,000,000	16,265,412

Global Bonds, 1.38%, 06/25/13	7,000,000	7,136,440

Medium-Term Notes, 5.75%, 12/07/28	7,000,000	8,763,905

		36,034,122

Federal Home Loan Bank (FHLB)–0.76%
Unsec. Global Bonds, 1.63%, 03/20/13	1,000,000	1,021,362

3.63%, 10/18/13	7,500,000	8,022,709

		9,044,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco U.S. Government Fund

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–0.76%
Sr. Unsec. Global Notes, 5.00%, 04/18/17	$2,750,000	$3,273,678

Unsec. Global Notes, 2.00%, 08/25/16	5,500,000	5,712,930

		8,986,608

Federal National Mortgage Association (FNMA)–3.05%
Sr. Unsec. Global Bonds, 5.00%, 05/11/17	4,000,000	4,759,981

Unsec. Global Notes, 0.75%, 12/18/13	9,000,000	9,071,618

2.50%, 05/15/14	10,000,000	10,555,810

3.00%, 09/16/14	3,400,000	3,654,767

1.63%, 10/26/15	6,000,000	6,175,608

5.25%, 09/15/16	1,750,000	2,091,530

		36,309,314

Tennessee Valley Authority (TVA)–0.76%
Tennessee Valley Authority, Global Bonds, 4.88%, 12/15/16	7,700,000	9,019,996

Total U.S. Government Sponsored Agency Securities (Cost $112,174,293)		117,627,370

Foreign Bonds–1.42%
Sovereign Debt–0.22%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	2,200,000	2,627,193

Collaterized Mortgage Obligations–1.20%
La Hipotecaria S.A. (Panama)–Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39(a)(b)	13,685,260	14,219,841

Total Foreign Bonds (Cost $16,353,233)		16,847,034

Corporate Bonds & Notes–1.82%
Diversified Banks–0.93%
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	3,800,000	3,892,454

U.S. Central Federal Credit Union, Gtd. Notes, 1.90%, 10/19/12	7,070,000	7,208,294

Private Export Funding Corp.–0.89%
Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,157,897

4.30%, 12/15/21	4,800,000	5,464,691

		10,622,588

Total Corporate Bonds & Notes (Cost $20,622,633)		21,723,336

	Shares
Money Market Funds–2.50%
Government & Agency Portfolio–Institutional Class (Cost $29,785,992)(f)	29,785,992	29,785,992

TOTAL INVESTMENTS–104.30% (Cost $1,196,753,666)		1,240,621,743

OTHER ASSETS LESS LIABILITIES–(4.30)%		(51,171,475)

NET ASSETS–100.00%		$1,189,450,268

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
REMIC	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 represented 1.47% of the Fund’s Net Assets.
(c)	Security purchased on a forward commitment basis.
(d)	This security is subject to dollar roll transactions. See Note 1J.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By security type, based on Net Assets

U.S. Government Sponsored Mortgage-Backed Securities	72.1%

U.S. Treasury Securities	16.6

U.S. Government Sponsored Agency Securities	9.9

Foreign Bonds	1.4

Corporate Bonds & Notes	1.8

Money Market Funds Plus Other Assets Less Liabilities	(1.8)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco U.S. Government Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,166,967,674)	$1,210,835,751

Investments in affiliated money market funds, at value and cost	29,785,992

Total investments, at value (Cost $1,196,753,666)	1,240,621,743

Cash	69,633

Receivable for:
Fund shares sold	1,824,591

Dividends and interest	5,609,812

Principal paydowns	218,304

Investment for trustee deferred compensation and retirement plans	83,593

Other assets	13,842

Total assets	1,248,441,518

Liabilities:
Payable for:
Investments purchased	54,487,966

Fund shares reacquired	1,290,202

Dividends	412,404

Variation margin	1,333,595

Accrued fees to affiliates	700,551

Accrued other operating expenses	588,289

Trustee deferred compensation and retirement plans	178,243

Total liabilities	58,991,250

Net assets applicable to shares outstanding	$1,189,450,268

Net assets consist of:
Shares of beneficial interest	$1,182,586,388

Undistributed net investment income	(2,698,344)

Undistributed net realized gain (loss)	(34,097,900)

Unrealized appreciation	43,660,124

$1,189,450,268

Net assets:
Class A	$925,990,651

Class B	$64,430,667

Class C	$79,253,677

Class R	$15,235,983

Class Y	$4,828,309

Investor Class	$91,829,208

Institutional Class	$7,881,773

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	100,133,353

Class B	6,941,627

Class C	8,575,035

Class R	1,645,693

Class Y	521,382

Investor Class	9,920,450

Institutional Class	851,826

Class A:
Net asset value per share	$9.25

Maximum offering price per share (Net asset value of $9.25 divided by 95.25%)	$9.71

Class B:
Net asset value and offering price per share	$9.28

Class C:
Net asset value and offering price per share	$9.24

Class R:
Net asset value and offering price per share	$9.26

Class Y:
Net asset value and offering price per share	$9.26

Investor Class:
Net asset value and offering price per share	$9.26

Institutional Class:
Net asset value and offering price per share	$9.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco U.S. Government Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$12,320,974

Dividends from affiliated money market funds	1,155

Total investment income	12,322,129

Expenses:
Advisory fees	1,645,948

Administrative services fees	124,803

Custodian fees	46,311

Distribution fees:
Class A	728,092

Class B	268,871

Class C	312,385

Class R	40,610

Investor Class	120,642

Transfer agent fees — A, B, C, R, Y and Investor	884,666

Transfer agent fees — Institutional	483

Trustees’ and officers’ fees and benefits	16,533

Other	258,585

Total expenses	4,447,929

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,784)

Net expenses	4,443,145

Net investment income	7,878,984

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	2,346,692

Futures contracts	18,188,818

20,535,510

Change in net unrealized appreciation (depreciation) of:
Investment securities	18,037,782

Futures contracts	(1,089,474)

16,948,308

Net realized and unrealized gain	37,483,818

Net increase in net assets resulting from operations	$45,362,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco U.S. Government Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$7,878,984	$9,240,514

Net realized gain	20,535,510	10,537,333

Change in net unrealized appreciation (depreciation)	16,948,308	(2,728,594)

Net increase in net assets resulting from operations	45,362,802	17,049,253

Distributions to shareholders from net investment income:
Class A	(7,783,886)	(9,509,205)

Class B	(528,974)	(1,354,077)

Class C	(614,163)	(1,441,017)

Class R	(201,730)	(424,993)

Class Y	(68,350)	(170,442)

Investor Class	(1,315,196)	(3,074,918)

Institutional Class	(110,987)	(480,121)

Total distributions from net investment income	(10,623,286)	(16,454,773)

Share transactions–net:
Class A	608,894,249	(21,031,443)

Class B	16,849,651	(22,032,889)

Class C	23,609,342	(13,671,590)

Class R	(2,340,622)	3,388,172

Class Y	(4,710,583)	7,020,031

Investor Class	(14,438,248)	37,735,206

Institutional Class	985,737	(7,784,605)

Net increase (decrease) in net assets resulting from share transactions	628,849,526	(16,377,118)

Net increase (decrease) in net assets	663,589,042	(15,782,638)

Net assets:
Beginning of period	525,861,226	541,643,864

End of period (includes undistributed net investment income of $(2,698,344) and $45,958, respectively)	$1,189,450,268	$525,861,226

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Government Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B

10        Invesco U.S. Government Fund

shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

11        Invesco U.S. Government Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other

12        Invesco U.S. Government Fund

party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.50%

Next $300 million	0.40%

Next $500 million	0.35%

Next $19.5 billion	0.30%

Over $20.5 billion	0.24%

  Prior to June 6, 2011, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.50%

Next $300 million	0.40%

Next $500 million	0.35%

Over $1 billion	0.30%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 6, 2011, the Adviser contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.03%, 1.78%, 1.78%, 1.28%, 0.78%, 1.03% and 0.78%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $2,327.

13        Invesco U.S. Government Fund

  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended August 31, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $745.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $24,107 in front-end sales commissions from the sale of Class A shares and $20,486, $58,039 and $2,140 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$29,785,992	$—	$—	$29,785,992

U.S. Treasury Securities	—	197,269,547	—	197,269,547

U.S. Government Sponsored Securities	—	974,995,834	—	974,995,834

Corporate Debt Securities	—	21,723,336	—	21,723,336

Foreign Government Debt Securities	—	16,847,034	—	16,847,034

	$29,785,992	$1,210,835,751	$—	$1,240,621,743

Futures*	(207,953)	—	—	(207,953)

Total Investments	$29,578,039	$1,210,835,751	$—	$1,240,413,790

*	Unrealized appreciation (depreciation).

14        Invesco U.S. Government Fund

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$603,434	$(811,387)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Interest rate risk	$18,188,819

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(1,089,474)

Total	$17,099,345

*	The average notional value of futures outstanding during the period was $278,113,292.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Contract	Contracts	Month	Value	(Depreciation)

Long Contracts

U.S. Treasury 5 Year Notes	1,588	December-2011	$194,604,438	$242,321

U.S. Treasury 10 Year Notes	316	December-2011	40,773,875	(8,070)

Ultra U.S. Treasury Bonds	761	December-2011	108,941,906	(691,254)

Subtotal			344,320,219	(457,003)

Short Contracts

U.S. Treasury 2 Year Notes	223	December-2011	(49,171,500)	3,015

U.S. Treasury 30 Year Bonds	408	December-2011	(55,500,750)	246,035

Subtotal			(104,672,250)	249,050

Total			$239,647,969	$(207,953)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,712.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

15        Invesco U.S. Government Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,557 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2013	$6,371,924

February 28, 2014	17,513,797

February 28, 2015	16,185,574

February 28, 2016	3,131,410

Total capital loss carryforward	$43,202,705

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $121,325,877 and $124,854,036, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $45,103,955 and $45,135,357. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,869,887

Aggregate unrealized (depreciation) of investment securities	(1,333,515)

Net unrealized appreciation of investment securities	$43,536,372

Cost of investments for tax purposes is $1,197,085,371.

16        Invesco U.S. Government Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	4,577,584	$40,705,379	10,131,926	$91,571,082

Class B	639,687	5,887,000	1,822,039	16,521,189

Class C	1,716,039	15,712,811	2,049,900	18,484,512

Class R	251,296	2,261,893	924,148	8,346,462

Class Y	57,877	516,813	1,509,621	13,436,077

Investor Class	477,566	4,327,245	7,945,723	71,303,871

Institutional Class	154,635	1,228,263	847,164	7,702,746

Issued as reinvestment of dividends:
Class A	719,433	6,523,079	910,326	8,222,153

Class B	53,257	483,314	134,316	1,216,403

Class C	59,632	538,687	135,438	1,221,820

Class R	22,580	203,786	45,584	412,042

Class Y	4,595	41,652	14,942	135,351

Investor Class	140,403	1,267,806	327,153	2,961,525

Institutional Class	12,218	110,389	48,778	441,904

Issued in connection with acquisitions(b):
Class A	70,366,363	635,834,432	—	—

Class B	3,127,629	28,365,835	—	—

Class C	2,425,190	21,904,508	—	—

Class Y	206,485	1,868,182	—	—

Institutional Class	1,121	10,127	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	989,254	8,914,669	1,818,862	16,382,322

Class B	(985,518)	(8,914,669)	(1,812,823)	(16,382,322)

Reacquired:
Class A	(9,204,403)	(83,083,310)	(15,230,110)	(137,207,000)

Class B	(991,489)	(8,971,829)	(2,586,960)	(23,388,159)

Class C	(1,613,839)	(14,546,664)	(3,714,846)	(33,377,922)

Class R	(534,025)	(4,806,301)	(596,092)	(5,370,332)

Class Y	(797,575)	(7,137,230)	(726,401)	(6,551,397)

Investor Class	(2,223,919)	(20,033,299)	(4,068,858)	(36,530,190)

Institutional Class	(40,156)	(363,042)	(1,747,992)	(15,929,255)

Net increase (decrease) in share activity	69,611,920	$628,849,526	(1,818,162)	$(16,377,118)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on June 6, 2011, the Fund acquired all the net assets of Invesco Van Kampen Government Securities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen Government Securities Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 76,126,788 shares of the Fund for 71,200,588 shares outstanding of Invesco Van Kampen Government Securities Fund as of the close of business on June 3, 2011. Each class of Invesco Van Kampen Government Securities Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Government Securities Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Van Kampen Government Securities Fund’s net assets at that date of $687,983,084, including $16,000,783 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $492,673,816. The net assets of the Fund immediately following the acquisition were $1,180,656,900.

17        Invesco U.S. Government Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/11	$8.91	$0.09	$0.37	$0.46	$(0.12)	$9.25	5.24%	$925,991	0.97	%(d)	0.97	%(d)	2.02	%(d)	65%
Year ended 02/28/11	8.91	0.16	0.11	0.27	(0.27)	8.91	3.04	291,338	0.98		0.98		1.75		70
Seven Months ended 02/28/10	8.82	0.16	0.14	0.30	(0.21)	8.91	3.45	312,180	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.62	0.32	0.26	0.58	(0.38)	8.82	6.81	408,039	0.98		0.98		3.65		69
Year ended 07/31/08	8.44	0.37	0.23	0.60	(0.42)	8.62	7.28	335,216	1.06		1.06		4.25		112
Year ended 07/31/07	8.49	0.38	0.01	0.39	(0.44)	8.44	4.72	278,955	1.06		1.07		4.48		37

Class B
Six months ended 08/31/11	8.94	0.06	0.37	0.43	(0.09)	9.28	4.84	64,431	1.72	(d)	1.72	(d)	1.27	(d)	65
Year ended 02/28/11	8.94	0.09	0.11	0.20	(0.20)	8.94	2.27	45,597	1.73		1.73		1.00		70
Seven Months ended 02/28/10	8.85	0.12	0.14	0.26	(0.17)	8.94	2.99	67,389	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.65	0.26	0.26	0.52	(0.32)	8.85	6.01	84,501	1.73		1.73		2.90		69
Year ended 07/31/08	8.46	0.30	0.25	0.55	(0.36)	8.65	6.60	97,091	1.81		1.81		3.50		112
Year ended 07/31/07	8.52	0.32	0.00	0.32	(0.38)	8.46	3.82	119,045	1.81		1.82		3.73		37

Class C
Six months ended 08/31/11	8.90	0.06	0.37	0.43	(0.09)	9.24	4.86	79,254	1.72	(d)	1.72	(d)	1.27	(d)	65
Year ended 02/28/11	8.90	0.09	0.11	0.20	(0.20)	8.90	2.27	53,323	1.73		1.73		1.00		70
Seven Months ended 02/28/10	8.82	0.12	0.13	0.25	(0.17)	8.90	2.88	66,881	1.79	(e)	1.79	(e)	2.26	(e)	26
Year ended 07/31/09	8.62	0.26	0.26	0.52	(0.32)	8.82	6.02	70,062	1.73		1.73		2.90		69
Year ended 07/31/08	8.43	0.30	0.25	0.55	(0.36)	8.62	6.61	45,269	1.81		1.81		3.50		112
Year ended 07/31/07	8.49	0.32	0.00	0.32	(0.38)	8.43	3.82	33,551	1.81		1.82		3.73		37

Class R
Six months ended 08/31/11	8.92	0.08	0.37	0.45	(0.11)	9.26	5.11	15,236	1.22	(d)	1.22	(d)	1.77	(d)	65
Year ended 02/28/11	8.91	0.14	0.12	0.26	(0.25)	8.92	2.90	16,999	1.23		1.23		1.50		70
Seven Months ended 02/28/10	8.83	0.14	0.14	0.28	(0.20)	8.91	3.18	13,655	1.29	(e)	1.29	(e)	2.76	(e)	26
Year ended 07/31/09	8.63	0.30	0.26	0.56	(0.36)	8.83	6.54	12,447	1.23		1.23		3.40		69
Year ended 07/31/08	8.44	0.34	0.25	0.59	(0.40)	8.63	7.14	6,300	1.31		1.31		4.00		112
Year ended 07/31/07	8.50	0.36	0.00	0.36	(0.42)	8.44	4.34	4,577	1.31		1.32		4.23		37

Class Y
Six months ended 08/31/11	8.92	0.10	0.37	0.47	(0.13)	9.26	5.37	4,828	0.72	(d)	0.72	(d)	2.27	(d)	65
Year ended 02/28/11	8.91	0.18	0.12	0.30	(0.29)	8.92	3.42	9,366	0.73		0.73		2.00		70
Seven Months ended 02/28/10	8.83	0.17	0.13	0.30	(0.22)	8.91	3.49	2,243	0.79	(e)	0.79	(e)	3.26	(e)	26
Year ended 07/31/09(f)	8.70	0.29	0.17	0.46	(0.33)	8.83	5.30	4,112	0.71	(e)	0.71	(e)	3.92	(e)	69

Investor Class
Six months ended 08/31/11	8.92	0.09	0.37	0.46	(0.12)	9.26	5.24	91,829	0.97	(d)	0.97	(d)	2.02	(d)	65
Year ended 02/28/11	8.91	0.16	0.13	0.29	(0.28)	8.92	3.16	102,784	0.98		0.98		1.75		70
Seven Months ended 02/28/10	8.83	0.16	0.13	0.29	(0.21)	8.91	3.33	65,244	1.04	(e)	1.04	(e)	3.01	(e)	26
Year ended 07/31/09	8.63	0.32	0.26	0.58	(0.38)	8.83	6.82	51,292	0.98		0.98		3.65		69
Year ended 07/31/08	8.44	0.37	0.25	0.62	(0.43)	8.63	7.45	41,807	1.02		1.02		4.29		112
Year ended 07/31/07	8.50	0.39	0.00	0.39	(0.45)	8.44	4.65	40,278	1.02		1.03		4.52		37

Institutional Class
Six months ended 08/31/11	8.91	0.11	0.38	0.49	(0.15)	9.25	5.50	7,882	0.52	(d)	0.52	(d)	2.47	(d)	65
Year ended 02/28/11	8.92	0.20	0.10	0.30	(0.31)	8.91	3.41	6,454	0.53		0.53		2.20		70
Seven Months ended 02/28/10	8.84	0.18	0.14	0.32	(0.24)	8.92	3.62	14,052	0.56	(e)	0.56	(e)	3.49	(e)	26
Year ended 07/31/09	8.63	0.36	0.27	0.63	(0.42)	8.84	7.42	18,303	0.52		0.52		4.11		69
Year ended 07/31/08	8.45	0.41	0.24	0.65	(0.47)	8.63	7.80	24,494	0.56		0.56		4.75		112
Year ended 07/31/07	8.50	0.43	0.01	0.44	(0.49)	8.45	5.25	20,997	0.54		0.55		5.00		37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $885,272,782 and sold of $209,533,043 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Government Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $579,308, $53,482, $62,137, $16,156, $4,504, $95,989 and $6,902 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008.

18        Invesco U.S. Government Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$1,052.40	$5.00	$1,020.26	$4.93	0.97%

B	1,000.00	1,048.40	8.86	1,016.49	8.72	1.72

C	1,000.00	1,047.40	8.85	1,016.49	8.72	1.72

R	1,000.00	1,051.10	6.29	1,019.00	6.19	1.22

Y	1,000.00	1,053.70	3.72	1,021.52	3.66	0.72

Investor	1,000.00	1,052.40	5.00	1,020.26	4.93	0.97

Institutional	1,000.00	1,055.00	2.69	1,022.52	2.64	0.52

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

19        Invesco U.S. Government Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco U.S. Government Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

20        Invesco U.S. Government Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate U.S. Government Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Senior Officer advised the Board that this Fund is a pure fund that invests solely in U.S. government securities whereas it competes against funds that include non-government securities. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco U.S. Government Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

GOV-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Corporate Bond Fund
Semiannual Report to Shareholders  ▪ August 31, 2011
Nasdaq:
A: ACCBX  ▪  B: ACCDX  ▪  C: ACCEX ▪  R: ACCZX ▪ Y: ACCHX
Institutional: ACCWX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
22	Financial Statements
24	Notes to Financial Statements
33	Financial Highlights
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/28/11 to 8/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.97%

Class B Shares	3.06

Class C Shares	2.55

Class R Shares	2.85

Class Y Shares	3.09

Institutional Class Shares	3.14

Barclays Capital U.S. Corporate Investment Grade Bond Index▼ (Broad Market/Style-Specific Index)	4.79

Lipper BBB Rated Funds Index ▼ (Peer Group Index)	4.57

▼ Lipper Inc.
The Barclays Capital U.S. Corporate Investment Grade Bond Index consists of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
     The Lipper BBB Rated Funds Index is an unmanaged index considered representative of BBB rated funds tracked by Lipper.1
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

[1]	A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.

2            Invesco Van Kampen Corporate Bond Fund

Average Annual Total Returns
As of 8/31/11, including maximum applicable
sales charges

Class A Shares

Inception (9/23/71)	7.35%

10 Years	4.93

5 Years	5.12

1 Year	-0.88

Class B Shares

Inception (9/28/92)	5.65%

10 Years	4.84

5 Years	5.31

1 Year	-1.04

Class C Shares

Inception (8/30/93)	4.85%

10 Years	4.69

5 Years	5.44

1 Year	2.38

Class R Shares

10 Years	5.19%

5 Years	5.90

1 Year	3.77

Class Y Shares

Inception (8/12/05)	5.71%

5 Years	6.43

1 Year	4.28

Institutional Class Shares

10 Years	5.50%

5 Years	6.25

1 Year	4.38
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Corporate Bond Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Corporate Bond Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Corporate Bond Fund. Share class returns will differ from the predecessor fund because of different expenses.
      Class R shares incepted on June 6, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
      Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the prede-

Average Annual Total Returns
As of 6/30/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (9/23/71)	7.35%

10 Years	5.16

5 Years	5.44

1 Year	2.04

Class B Shares

Inception (9/28/92)	5.62%

10 Years	5.07

5 Years	5.61

1 Year	1.95

Class C Shares

Inception (8/30/93)	4.83%

10 Years	4.93

5 Years	5.77

1 Year	5.58

Class R Shares

10 Years	5.41%

5 Years	6.22

1 Year	6.85

Class Y Shares

Inception (8/12/05)	5.63%

5 Years	6.75

1 Year	7.53

Institutional Class Shares

10 Years	5.72%

5 Years	6.56

1 Year	7.49
cessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.92%, 0.92%, 1.48%, 1.17%, 0.67% and 0.48%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3            Invesco Van Kampen Corporate Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
      Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
      While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. I encourage you to read this report to learn more about your Fund’s short- and long-term performance and its holdings as of the close of the reporting period.
      In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
      Invesco offers a broad array of traditional mutual funds, as well as other investment products, including single-country, sector, regional and global investments spanning equity, fixed income and alternative asset classes. Across our product line, investment excellence is our ultimate goal. Each of our funds is managed by specialized teams of investment professionals, and as a company, we maintain a single focus — investment management — that allows our fund managers to concentrate on doing what they do best: managing your money.
      Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial adviser will be able to find an Invesco fund that’s appropriate for your needs.
      If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
      All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Van Kampen Corporate Bond Fund

Schedule of Investments

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–86.79%(a)
Advertising–0.47%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$3,830,000	$4,468,433

Aerospace & Defense–0.23%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	180,000	180,900

Bombardier, Inc. (Canada), Sr. Unsec. Notes,
7.50%, 03/15/18(b)	540,000	589,275

7.75%, 03/15/20(b)	520,000	573,300

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	65,000	61,262

7.13%, 03/15/21(b)	205,000	193,469

Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	140,000

TransDigm, Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 12/15/18(b)	55,000	56,375

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	370,000	383,875

		2,178,456

Agricultural Products–0.87%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	2,285,000	2,388,657

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	2,000,000	2,102,964

Corn Products International, Inc., Sr. Unsec. Notes,
3.20%, 11/01/15	2,000,000	2,089,694

6.63%, 04/15/37	1,495,000	1,678,852

		8,260,167

Airlines–1.83%
America West Airlines LLC–Series 2001-1, Sec. Pass Through Ctfs., 7.10%, 04/02/21	1,335,117	1,288,388

American Airlines, Inc.,
Series 2001-2,, Sec. Gtd. Pass Through Ctfs., 7.50%, 03/15/16(b)	110,000	100,925

Series 2001-2, Class A-2, Sec. Gtd. Pass Through Ctfs., 7.86%, 10/01/11	1,000,000	1,001,875

Series 2009-1A, Sec. Gtd. Pass Through Ctfs., 10.38%, 07/02/19	596,022	654,879

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18	3,601,070	3,186,947

Continental Airlines, Inc.,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	260,190	257,588

Series 2009-1, Sec. Global Pass Through Ctfs., 9.00%, 07/08/16	2,754,431	3,016,102

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	111,804	110,966

Series 2010-1, Class B, Sec. Global Pass Through Ctfs., 6.00%, 01/12/19	2,560,000	2,299,200

Delta Air Lines, Inc.,
Series 2002-1, Class C, Sec. Global Pass Through Ctfs.,
7.78%, 01/02/12	4,596	4,619

9.50%, 09/15/14(b)	90,000	92,700

12.25%, 03/15/15(b)	310,000	329,375

Series 2009-1, Class A, Sec. Global Pass Through Ctfs., 7.75%, 12/17/19	588,942	620,598

Series 2010-1, Class B, Sec. Global Pass Through Ctfs., 6.38%, 01/02/16(b)	80,000	73,200

Series 2010-2, Class A, Sec. Global Pass Through Ctfs., 4.95%, 05/23/19	2,454,339	2,389,912

Series 2010-2, Class B, Sec. Global Pass Through Ctfs., 6.75%, 11/23/15(b)	105,000	96,600

Series 2011-1, Class A, Sec. Global Pass Through Ctfs., 5.30%, 04/15/19	705,000	690,019

UAL Pass Through Trust,
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	454,560	497,743

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	444,671	488,026

US Airways Pass Through Trust–Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	224,790	206,245

		17,405,907

Alternative Carriers–0.10%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	205,000	215,250

Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	255,000	266,475

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	115,000	112,125

Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	187,000	188,870

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	125,000	124,375

		907,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Aluminum–0.03%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	$250,000	$255,781

Apparel Retail–0.26%
Express LLC, Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	230,000	243,225

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	1,670,000	1,588,587

J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	285,000	253,650

Limited Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	250,000	283,125

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	75,000	76,500

		2,445,087

Apparel, Accessories & Luxury Goods–0.15%
Hanesbrands, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	230,000	227,700

Jones Group, Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	655,000	620,612

Quiksilver, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	665,000	621,775

		1,470,087

Asset Management & Custody Banks–0.01%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	120,000	113,400

Auto Parts & Equipment–0.10%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	380,000	359,100

Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	80,000	79,000

6.75%, 02/15/21	125,000	123,437

Tenneco, Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	410,000	418,200

		979,737

Automobile Manufacturers–0.12%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	815,000	896,500

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	180,000	200,700

		1,097,200

Automotive Retail–1.61%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	6,175,000	6,870,682

AutoZone, Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	3,465,000	3,870,581

6.50%, 01/15/14	2,350,000	2,632,070

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	1,790,000	1,918,643

		15,291,976

Biotechnology–0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	80,000	79,200

Brewers–0.59%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
4.13%, 01/15/15	1,280,000	1,400,649

2.88%, 02/15/16	1,500,000	1,584,273

8.20%, 01/15/39	280,000	409,775

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(b)	2,000,000	2,212,723

		5,607,420

Broadcasting–0.96%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	220,000	214,500

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	400,000	330,000

COX Communications, Inc.,
Sr. Unsec. Global Notes, 5.45%, 12/15/14	1,270,000	1,418,056

Sr. Unsec. Notes, 9.38%, 01/15/19(b)	1,860,000	2,515,490

8.38%, 03/01/39(b)	2,185,000	2,938,404

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	1,610,000	1,719,831

		9,136,281

Building Products–0.34%
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	505,000	441,875

Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	520,000	533,000

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	365,000	361,350

Gibraltar Industries, Inc.–Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	250,000	246,875

Nortek, Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	1,010,000	873,650

Roofing Supply Group LLC, Sr. Sec. Notes, 8.63%, 12/01/17(b)	540,000	526,500

USG Corp.,
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	125,000	121,875

Sr. Unsec. Notes, 9.75%, 01/15/18	170,000	152,787

		3,257,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Cable & Satellite–3.92%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	$250,000	$267,188

Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
6.50%, 01/15/15	4,425,000	5,080,861

5.70%, 05/15/18	2,005,000	2,321,536

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	1,885,000	2,097,047

Unsec. Gtd. Unsub. Global Bonds, 6.40%, 05/15/38	1,100,000	1,229,910

CSC Holdings LLC, Sr. Unsec. Notes, 7.63%, 07/15/18	1,020,000	1,078,650

DIRECTV Holdings LLC, Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	11,945,000	12,848,341

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	350,000	341,250

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	565,000	573,475

NBC Universal Media LLC, Sr. Unsec. Global Notes,
2.10%, 04/01/14	1,825,000	1,856,445

5.15%, 04/30/20	1,050,000	1,163,712

5.95%, 04/01/41	1,735,000	1,865,100

Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	1,410,000	1,832,861

Sr. Unsec. Gtd. Notes,
5.00%, 02/01/20	1,442,000	1,538,487

5.88%, 11/15/40	1,050,000	1,093,419

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 5.25%, 01/15/21(b)	1,885,000	2,052,744

		37,241,026

Casinos & Gaming–0.37%
Ameristar Casinos, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	150,000	153,375

Caesars Entertainment Operating Co., Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/18	200,000	159,000

Sr. Sec. Global Notes, 12.75%, 04/15/18	260,000	230,100

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	55,000	39,875

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	73,890	72,320

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,005,000	927,112

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	115,000	118,019

Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	405,000	423,225

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	106,000	106,000

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(c)	50,000	44,500

Sr. Sec. Notes, 9.13%, 02/01/15(b)	425,000	412,250

Wynn Las Vegas LLC,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	255,000	279,225

Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	510,000	554,466

		3,519,467

Coal & Consumable Fuels–0.16%
Alpha Natural Resources, Inc., Sr. Unsec. Gtd. Notes,
6.00%, 06/01/19	45,000	44,550

6.25%, 06/01/21	25,000	24,563

Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	835,000	845,437

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	125,000	133,437

8.25%, 04/01/20	460,000	496,800

		1,544,787

Communications Equipment–0.07%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	565,000	516,975

EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	80,000	80,400

Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	95,000	95,000

		692,375

Computer & Electronics Retail–0.28%
Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,070,000	2,238,052

RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	25,000	23,313

Rent-A-Center, Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	390,000	380,250

		2,641,615

Computer Hardware–0.01%
SunGard Data Systems, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	110,000	106,700

Computer Storage & Peripherals–0.01%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes,
7.75%, 12/15/18(b)	80,000	80,800

7.00%, 11/01/21(b)	60,000	57,150

		137,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Construction & Engineering–0.12%
Dycom Investments, Inc., Sr. Unsec. Sub. Gtd. Global Notes, 7.13%, 01/15/21	$105,000	$108,150

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	70,000	66,850

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	390,000	391,950

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	640,000	571,200

		1,138,150

Construction & Farm Machinery & Heavy Trucks–0.12%
Chrysler Group LLC, Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	173,000

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	125,000	133,125

Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	255,000	243,525

Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	200,000	200,000

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	295,000	305,325

Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	125,000	131,875

		1,186,850

Construction Materials–0.44%
Building Materials Corp. of America, Sr. Unsec. Notes, 6.75%, 05/01/21(b)	80,000	77,200

Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	175,000	152,597

CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	1,140,000	1,177,030

Sr. Unsec. Notes, 8.13%, 07/15/18	1,395,000	1,651,548

Ply Gem Industries, Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	425,000	369,750

Texas Industries, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	775,000	707,187

		4,135,312

Consumer Finance–1.65%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 03/15/20	40,000	40,900

7.50%, 09/15/20	995,000	990,025

8.00%, 11/01/31	500,000	488,750

American Express Credit Corp.–Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	5,480,000	6,030,537

Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	2,000,000	2,035,000

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	250,000	264,375

SLM Corp.,
Sr. Unsec. Medium-Term Notes, 6.25%, 01/25/16	3,290,000	3,347,034

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	2,475,000	2,484,082

		15,680,703

Data Processing & Outsourced Services–0.06%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	630,000	595,350

Department Stores–0.32%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,470,000	2,519,400

Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	675,000	563,625

		3,083,025

Distillers & Vintners–0.06%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	300,000	220,500

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	320,000	340,000

		560,500

Diversified Banks–8.69%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	1,070,000	1,025,616

4.00%, 04/27/16	850,000	814,579

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,050,000	1,054,504

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	980,000	1,009,644

Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,625,000	1,801,946

Unsec. Sub. Global Notes, 5.14%, 10/14/20	765,000	703,825

Unsec. Sub. Notes, 6.05%, 12/04/17(b)	1,210,000	1,168,936

BBVA US Senior S.A. Uniper (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	3,200,000	3,155,046

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec. Variable Rate Notes, 11.00%, 06/29/49(b)(c)	760,000	948,299

Credit Suisse (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	3,330,000	3,348,019

Credit Suisse AG (Switzerland), Unsec. Sub. Global Notes, 6.00%, 02/15/18	860,000	908,494

Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	2,640,000	2,574,184

Hana Bank (South Korea), Sr. Notes, 4.50%, 10/30/15(b)	4,015,000	4,221,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Diversified Banks–(continued)

HSBC Bank PLC (United Kingdom), Sr. Notes, 1.63%, 08/12/13(b)	$2,500,000	$2,491,158

4.13%, 08/12/20(b)	3,245,000	3,209,850

HSBC Finance Corp., Sr. Unsec. Sub. Notes, 6.68%, 01/15/21(b)	4,451,000	4,379,926

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	1,650,000	1,622,239

ING Bank N.V. (Netherlands),
Sr. Unsec. Notes, 3.00%, 09/01/15(b)	2,510,000	2,494,822

Unsec. Sub. Notes, 5.13%, 05/01/15(b)	1,540,000	1,607,671

Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	4,315,000	4,537,247

Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	3,820,000	3,836,162

Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	2,000,000	1,989,297

Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	4,780,000	4,650,880

RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 0.00%, 12/29/49(d)	95,000	51,775

Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.40%, 10/21/19	2,880,000	2,895,121

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	5,405,000	5,441,034

Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	1,000,000	993,209

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	3,000,000	2,763,125

Societe Generale (France),
Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	3,300,000	2,984,064

Sr. Unsec. Notes, 2.50%, 01/15/14(b)	775,000	733,938

Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(b)	2,900,000	3,218,879

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes,
5.50%, 11/18/14(b)	2,235,000	2,438,639

3.85%, 04/27/15(b)	610,000	629,441

3.20%, 05/12/16(b)	1,200,000	1,199,192

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(c)	1,400,000	1,474,169

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	2,470,000	2,508,660

6.55%, 10/13/20(b)	1,760,000	1,753,048

		82,638,244

Diversified Capital Markets–0.81%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	2,750,000	2,831,191

UBS AG (Switzerland),
Sr. Unsec. Global Notes, 5.88%, 12/20/17	3,395,000	3,591,979

Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,180,000	1,248,683

		7,671,853

Diversified Chemicals–0.01%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	75,000	78,938

Diversified Metals & Mining–0.57%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	2,730,000	2,946,694

Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	60,000	56,630

Southern Copper Corp., Sr. Unsec. Global Notes,
5.38%, 04/16/20	885,000	938,317

6.75%, 04/16/40	1,305,000	1,331,239

Thompson Creek Metals Co., Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	20,000	18,300

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	101,818

		5,392,998

Diversified REIT’s–0.23%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	2,000,000	2,183,241

Diversified Support Services–0.27%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 4.30%, 06/01/21	1,895,000	2,056,316

International Lease Finance Corp., Sr. Unsec. Global Notes,
8.63%, 09/15/15	70,000	71,531

8.75%, 03/15/17	395,000	405,616

		2,533,463

Drug Retail–0.82%
CVS Caremark Corp.-Pass Through Trust, Sr. Sec. Gtd. Notes, 5.77%, 01/10/33(b)	2,397,445	2,597,114

CVS Pass-Through Trust, Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	3,756,336	4,126,070

Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	852,712	1,107,074

		7,830,258

Electric Utilities–3.15%
DCP Midstream LLC, Sr. Unsec. Notes,
9.70%, 12/01/13(b)	3,500,000	4,070,948

9.75%, 03/15/19(b)	2,800,000	3,817,055

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,200,000	1,209,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Electric Utilities–(continued)

Entergy Gulf States Louisiana LLC, Sec., 5.59%, 10/01/24	$2,425,000	$2,742,035

Indiana Michigan Power Co.–Series I, Sr. Unsec. Notes, 7.00%, 03/15/19	1,860,000	2,331,927

LSP Energy L.P.–Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	250,000	181,250

Ohio Power Co.–Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	3,805,000	4,408,147

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	695,000	874,464

Southern Co., Sr. Unsec. Notes, 2.38%, 09/15/15	1,300,000	1,330,658

Southern Power Co.–Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	3,266,000	3,635,388

Spectra Energy Capital LLC, Sr. Sec. Notes, 8.00%, 10/01/19	1,000,000	1,289,836

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	760,000	867,954

Virginia Electric and Power Co., Sr. Unsec. Notes, 8.88%, 11/15/38	2,045,000	3,217,721

		29,976,452

Electrical Components & Equipment–0.03%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	200,000	213,000

Polypore International, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	115,000	115,000

		328,000

Electronic Components–0.47%
Corning, Inc., Sr. Unsec. Notes,
6.63%, 05/15/19	665,000	812,483

7.25%, 08/15/36	1,800,000	2,175,452

FLIR Systems, Inc., Sr. Unsec. Notes, 3.75%, 09/01/16	1,500,000	1,508,654

		4,496,589

Electronic Manufacturing Services–0.02%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	215,000	201,025

Environmental & Facilities Services–0.71%
Clean Harbors, Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	150,000	159,000

Waste Management, Inc., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/14	3,170,000	3,466,540

4.60%, 03/01/21	2,915,000	3,145,166

		6,770,706

Forest Products–0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	220,000	171,600

Gas Utilities–0.08%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	160,000	144,400

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	625,000	642,187

		786,587

Gold–1.09%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(b)	850,000	885,446

Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	5,645,000	5,289,709

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes,
5.13%, 09/01/21(b)	1,260,000	1,251,148

6.88%, 09/01/41(b)	2,860,000	2,931,161

		10,357,464

Health Care Distributors–0.18%
McKesson Corp., Sr. Unsec. Notes,
3.25%, 03/01/16	660,000	703,676

4.75%, 03/01/21	875,000	981,304

		1,684,980

Health Care Equipment–0.21%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	1,575,000	1,613,898

DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	35,000	32,550

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	330,000	305,250

		1,951,698

Health Care Facilities–0.19%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	490,000	520,625

Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	195,000	195,487

7.75%, 09/15/22	195,000	195,975

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(c)	90,000	82,800

Tenet Healthcare Corp., Sr. Unsec. Global Notes,
9.25%, 02/01/15	720,000	761,400

8.00%, 08/01/20	40,000	38,900

		1,795,187

Health Care Services–0.91%
Express Scripts, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	2,070,000	2,308,017

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	1,265,000	1,299,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Health Care Services–(continued)

Highmark, Inc., Sr. Unsec. Notes,
4.75%, 05/15/21(b)	$1,660,000	$1,777,077

6.13%, 05/15/41(b)	1,560,000	1,676,155

Medco Health Solutions, Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	540,000	552,114

Orlando Lutheran Towers Inc., Putable Bonds, 8.00%, 07/01/17	1,025,000	1,045,504

		8,658,556

Health Care Technology–0.05%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	435,000	427,388

Home Furnishings–0.02%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	205,000	171,175

Home Improvement Retail–0.01%
Michaels Stores, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	105,000	99,750

Homebuilding–0.12%
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	215,000	156,950

8.13%, 06/15/16	275,000	193,875

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	735,000	657,825

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	110,000	101,750

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	30,000	26,400

		1,136,800

Hotels, Resorts & Cruise Lines–1.15%
Hyatt Hotels Corp., Sr. Unsec. Notes,
5.75%, 08/15/15(b)	2,340,000	2,521,160

3.88%, 08/15/16	1,000,000	1,006,843

6.88%, 08/15/19(b)	575,000	647,787

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	440,000	422,400

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	220,000	242,000

Wyndham Worldwide Corp.,
Sr. Unsec. Global Notes, 6.00%, 12/01/16	3,855,000	4,093,528

Sr. Unsec. Notes,
7.38%, 03/01/20	770,000	857,106

5.63%, 03/01/21	1,135,000	1,150,606

		10,941,430

Household Products–0.06%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	540,000	529,200

Housewares & Specialties–0.25%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(b)	2,305,000	2,374,148

Independent Power Producers & Energy Traders–0.17%
AES Corp. (The), Sr. Unsec. Global Notes,
7.75%, 10/15/15	60,000	63,000

8.00%, 10/15/17	190,000	200,450

8.00%, 06/01/20	615,000	645,750

AES Red Oak LLC–Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	70,273	73,260

Dynegy Holdings Inc., Sr. Unsec. Global Notes, 7.75%, 06/01/19	115,000	70,725

Indianapolis Power & Light Co., Sr. Sec. Notes, 6.30%, 07/01/13(b)	560,000	607,400

		1,660,585

Industrial Conglomerates–2.28%
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes, 5.88%, 01/14/38	2,010,000	2,048,421

Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	5,425,000	6,104,205

Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 4.63%, 09/11/15(b)	2,465,000	2,629,107

Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	1,840,000	2,249,400

Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,180,000	1,306,054

Unsec. Gtd. Sub. Variable Rate Notes, 6.00%, 12/29/49(b)(c)	7,195,000	7,320,912

		21,658,099

Industrial Machinery–0.74%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	310,000	311,550

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	6,415,000	6,721,829

		7,033,379

Industrial REIT’s–0.05%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	405,000	433,350

Insurance Brokers–0.17%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	1,255,000	1,659,009

Integrated Oil & Gas–1.03%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	730,000	760,581

Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	4,610,000	4,689,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Integrated Oil & Gas–(continued)

Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/41(b)	$2,255,000	$2,431,270

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	1,800,000	1,913,679

		9,795,241

Integrated Telecommunication Services–2.97%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	206,000	279,870

AT&T, Inc., Sr. Unsec. Global Notes,
2.50%, 08/15/15	835,000	856,043

2.95%, 05/15/16	1,555,000	1,615,706

4.45%, 05/15/21	800,000	861,219

6.15%, 09/15/34	3,190,000	3,401,611

Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	1,735,000	2,353,643

Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	405,000	485,162

Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	905,000	1,098,684

Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	195,000	186,225

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	210,000	204,750

7.25%, 10/15/20(b)	200,000	194,000

Qtel International Finance Ltd. (Bermuda), Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	1,685,000	1,726,398

4.75%, 02/16/21(b)	550,000	565,316

Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	780,000	748,800

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	3,805,000	3,722,671

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	2,298,000	2,259,678

Verizon Communications, Inc.,
Jr. Gtd. Sub. Global Notes, 6.40%, 02/15/38	1,450,000	1,678,218

Sr. Unsec. Global Notes, 8.95%, 03/01/39	3,980,000	5,988,573

		28,226,567

Internet Retail–0.21%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	1,955,000	1,986,076

Internet Software & Services–0.05%
Equinix, Inc., Sr. Unsec. Notes,
8.13%, 03/01/18	310,000	332,475

7.00%, 07/15/21	125,000	128,125

		460,600

Investment Banking & Brokerage–6.29%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	2,135,000	2,329,174

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	3,040,000	3,196,033

E*Trade Financial Corp., Sr. Unsec. Notes,
7.88%, 12/01/15	15,000	14,925

6.75%, 06/01/16	60,000	61,800

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes,
5.13%, 01/15/15	700,000	736,919

3.70%, 08/01/15	2,370,000	2,397,269

3.63%, 02/07/16	1,370,000	1,370,972

6.15%, 04/01/18	4,980,000	5,335,425

5.25%, 07/27/21	2,155,000	2,185,323

Unsec. Unsub. Global Notes, 6.75%, 10/01/37	5,815,000	5,518,525

Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	4,855,000	4,766,446

Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	2,110,000	2,321,387

Macquarie Group Ltd. (Australia),
Sr. Unsec. Gtd. Notes, 7.63%, 08/13/19(b)	1,860,000	2,063,737

Sr. Unsec. Notes,
7.30%, 08/01/14(b)	1,565,000	1,717,711

6.00%, 01/14/20(b)	5,580,000	5,609,787

Morgan Stanley, Sr. Unsec. Global Notes,
4.00%, 07/24/15	3,990,000	3,978,359

3.80%, 04/29/16	2,240,000	2,203,553

Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	4,165,000	4,399,229

Sr. Unsec. Notes, 3.45%, 11/02/15	5,595,000	5,398,556

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	1,345,000	1,354,372

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	1,565,000	1,616,546

Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 7.50%, 11/15/37(c)	1,265,000	1,239,813

		59,815,861

Leisure Facilities–0.01%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	67,200

Life & Health Insurance–3.28%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	2,525,000	2,648,325

MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	780,000	914,800

MetLife, Inc.,
Jr. Sub. Global Notes, 10.75%, 08/01/39	2,935,000	4,013,613

Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	605,000	708,136

Metropolitan Life Global Funding I, Sr. Sec. Notes, 5.13%, 11/09/11(b)	1,425,000	1,437,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Life & Health Insurance–(continued)

Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	$6,960,000	$7,254,753

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	4,250,000	4,639,440

Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38(c)	1,690,000	1,832,376

Sr. Unsec. Gtd. Notes, 6.20%, 11/15/40	1,500,000	1,544,350

Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	2,940,000	3,126,440

6.63%, 12/01/37	1,420,000	1,559,538

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	1,270,000	1,513,615

		31,192,566

Life Sciences Tools & Services–0.48%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	3,910,000	4,284,661

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	250,000	239,375

		4,524,036

Managed Health Care–1.28%
CIGNA Corp., Sr. Unsec. Notes,
4.50%, 03/15/21	1,860,000	1,945,319

5.88%, 03/15/41	1,055,000	1,119,365

Coventry Health Care, Inc., Sr. Unsec. Notes, 5.45%, 06/15/21	2,480,000	2,682,995

UnitedHealth Group, Inc., Sr. Unsec. Notes,
3.88%, 10/15/20	2,010,000	2,100,599

5.95%, 02/15/41	2,455,000	2,743,349

WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	1,595,000	1,599,034

		12,190,661

Marine–0.01%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(b)	150,000	77,438

Navios Maritime Acquisition Corp. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	25,000	21,000

		98,438

Mortgage Backed Securities–0.13%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	1,149,696	1,193,018

Movies & Entertainment–0.61%
AMC Entertainment, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	905,000	908,394

Cinemark USA, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	190,000	200,450

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	430,000	442,900

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	3,365,000	3,969,174

Time Warner, Inc., Sr. Notes, 6.50%, 11/15/36	225,000	251,000

		5,771,918

Multi-Line Insurance–1.90%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	6,485,000	8,216,895

American International Group Inc., Sr. Unsec. Global Notes, 8.25%, 08/15/18	1,295,000	1,452,286

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	90,000	87,638

Hartford Financial Services Group, Inc., Jr. Unsec. Sub. Deb., Variable Rate Notes 8.13%, 06/15/38(c)	265,000	268,466

Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	2,355,000	2,526,541

Liberty Mutual Group, Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,745,000	1,649,025

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	2,330,000	2,274,737

Sr. Unsec. Notes, 5.75%, 03/15/14(b)	1,405,000	1,480,284

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/05/39(b)	120,000	148,086

		18,103,958

Multi-Sector Holdings–0.02%
Reynolds Group Issuer Inc., LLC, Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	193,000

Multi-Utilities–0.12%
CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	468,000	472,680

Consumers Energy Co., Sr. Sec. Bonds, 5.80%, 09/15/35	570,000	663,498

		1,136,178

Office REIT’s–0.47%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	4,290,000	4,459,219

Office Services & Supplies–0.87%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	250,000	241,875

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	7,545,000	8,045,810

		8,287,685

Oil & Gas Drilling–0.33%
Transocean, Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	2,930,000	3,163,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services–0.06%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$195,000	$200,850

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	25,000	24,500

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	290,000	285,469

SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	90,000	89,550

		600,369

Oil & Gas Exploration & Production–2.52%
Anadarko Petroleum Corp.,
Sr. Unsec. Global Notes, 5.75%, 06/15/14	925,000	1,021,581

Sr. Unsec. Notes, 7.63%, 03/15/14	385,000	437,892

Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	495,000	472,725

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes,
6.63%, 08/15/20	305,000	319,869

6.13%, 02/15/21	30,000	30,488

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	90,000	93,037

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	340,000	368,475

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	355,000	276,900

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	1,380,000	1,451,946

Encana Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 02/01/38	3,450,000	3,908,248

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	2,530,000	2,677,886

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	200,000	192,000

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	335,000	334,162

Gazprom Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.51%, 03/07/22(b)	1,010,000	1,088,275

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	255,000	270,937

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	1,115,000	1,167,962

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	200,224

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	3,145,000	3,434,118

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	195,000	218,196

Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	505,000	590,850

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	75,000	87,188

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	3,125,000	3,404,131

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	540,000	583,200

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	535,000	551,050

8.63%, 10/15/19	250,000	272,500

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	410,000	414,100

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	105,000	105,525

		23,973,465

Oil & Gas Refining & Marketing–0.18%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	895,000	1,007,413

SunCoke Energy, Inc., Sr. Unsec. Gtd. Notes, 7.63%, 08/01/19(b)	40,000	39,400

Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	135,000	137,531

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	510,000	518,925

		1,703,269

Oil & Gas Storage & Transportation–3.02%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	70,000	67,200

Copano Energy LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	340,000	340,000

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	250,000	259,062

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	4,730,000	4,582,869

Enterprise Products Operating LLC,
Sr. Unsec. Global Notes, 5.60%, 10/15/14	2,710,000	2,996,773

Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	915,000	997,639

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	3,980,000	4,379,005

Inergy L.P., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	170,000	161,713

MarkWest Energy Partners L.P., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	445,000	448,894

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	620,000	527,000

Regency Energy Partners L.P., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	505,000	518,256

Spectra Energy Capital LLC,
Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,200,000	2,483,665

Sr. Unsec. Notes, 5.67%, 08/15/14	1,000,000	1,109,639

Targa Resources Partners L.P., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	265,000	259,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	$2,700,000	$3,383,589

Williams Partners L.P., Sr. Unsec. Global Notes,
3.80%, 02/15/15	1,050,000	1,116,166

7.25%, 02/01/17	3,500,000	4,182,900

6.30%, 04/15/40	800,000	887,073

		28,700,480

Other Diversified Financial Services–8.07%
Bank of America Corp.,
Sr. Unsec. Global Notes,
4.50%, 04/01/15	2,860,000	2,897,744

3.70%, 09/01/15	4,015,000	3,947,615

6.50%, 08/01/16	1,860,000	2,000,628

5.75%, 12/01/17	890,000	922,763

7.63%, 06/01/19	2,920,000	3,308,816

Sr. Unsec. Notes, 5.88%, 01/05/21	530,000	548,849

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	4,905,000	5,042,428

Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	3,080,000	3,312,532

Citigroup Inc., Sr. Unsec. Notes, 6.38%, 08/12/14	3,080,000	3,335,387

Citigroup, Inc., Sr. Unsec. Global Notes,
5.10%, 09/29/11	1,000,000	1,002,485

6.01%, 01/15/15	1,000,000	1,073,338

6.13%, 05/15/18	4,100,000	4,451,873

8.50%, 05/22/19	5,500,000	6,766,119

Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,645,000	1,673,079

ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	1,820,000	1,860,317

Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	1,935,000	2,035,105

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	1,350,000	1,506,867

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	1,105,000	1,207,385

International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	1,180,000	1,202,125

JPMorgan Chase & Co.,
Global Notes, 5.60%, 07/15/41	3,885,000	4,007,374

Sr. Unsec. Global Notes,
4.75%, 05/01/13	135,000	143,028

3.45%, 03/01/16	1,170,000	1,203,881

3.15%, 07/05/16	1,600,000	1,634,393

JPMorgan Chase Capital XXVII–Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	8,570,000	8,591,346

Merrill Lynch & Co. Inc.,
Unsec. Sub. Global Notes, 6.11%, 01/29/37	555,000	474,612

Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,000,000	3,069,912

Merrill Lynch & Co., Inc.,
Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	5,310,000	5,624,490

Unsec. Gtd. Unsub. Global Bonds, 7.75%, 05/14/38	2,850,000	2,867,110

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Gtd. Notes, 1.90%, 11/01/15	1,000,000	1,004,523

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39%, 12/10/34(b)(e)	1,640,000	0

		76,716,124

Packaged Foods & Meats–0.76%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	180,000	180,000

Dole Food Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 10/01/16(b)	250,000	260,000

Kraft Foods, Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	945,000	965,518

6.88%, 02/01/38	1,030,000	1,231,189

Sr. Unsec. Notes, 6.88%, 01/26/39	3,795,000	4,566,413

		7,203,120

Paper Packaging–0.02%
Cascades, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	195,000	189,638

Paper Products–0.13%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	345,000	338,100

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	210,000

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	385,000	384,519

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(e)	215,000	190,812

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	125,000	126,719

		1,250,150

Pharmaceuticals–0.15%
Elan Finance PLC (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	103,125

Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	85,000	85,850

Mylan, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	170,000	168,300

NBTY, Inc., Sr. Gtd. Global Notes, 9.00%, 10/01/18	115,000	121,325

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	350,000	326,375

7.00%, 10/01/20(b)	65,000	58,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Pharmaceuticals–(continued)

Wyeth, Sr. Unsec. Notes, 6.45%, 02/01/24	$435,000	$556,781

		1,420,581

Property & Casualty Insurance–1.61%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	6,330,000	7,195,808

QBE Capital Funding III Ltd. (Botswana), Unsec. Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(c)	3,500,000	3,386,250

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	1,585,000	1,874,771

XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	2,640,000	2,827,608

		15,284,437

Publishing–0.03%
Nielsen Finance LLC, Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	240,000	249,000

Railroads–0.97%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	1,095,000	1,145,480

CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	2,615,000	3,002,127

Sr. Unsec. Notes,
3.70%, 10/30/20	550,000	559,103

5.50%, 04/15/41	2,000,000	2,109,529

Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	12,000	12,030

Union Pacific Corp., Sr. Unsec. Notes,
4.00%, 02/01/21	1,870,000	1,953,675

6.25%, 05/01/34	365,000	438,298

		9,220,242

Real Estate Services–0.02%
CB Richard Ellis Service, Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	155,000	152,288

Regional Banks–1.23%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	360,000	358,777

CIT Group, Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	660,000	645,150

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	3,630,000	3,762,937

PNC Financial Services Group, Inc., Jr. Unsec. Sub. Variable Rate Notes, 6.75%, 12/31/49(c)	120,000	116,100

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	1,485,000	1,568,501

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%, 12/31/49(b)(c)	2,300,000	2,374,750

Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	1,725,000	1,630,125

Unsec. Sub. Notes, 7.38%, 12/10/37	320,000	273,600

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	270,000	232,200

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	760,000	763,800

		11,725,940

Research & Consulting Services–0.48%
FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	285,000	282,863

Novant Health, Inc., Sr. Unsec. Gtd. Medium-Term Notes, 5.85%, 11/01/19	3,750,000	4,300,490

		4,583,353

Restaurants–0.71%
Yum! Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/37	2,920,000	3,525,218

Sr. Unsec. Notes, 5.30%, 09/15/19	2,860,000	3,197,877

		6,723,095

Retail REIT’s–0.18%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	1,500,000	1,724,768

Semiconductor Equipment–0.07%
Amkor Technology, Inc.,
Sr. Unsec. Global Notes, 7.38%, 05/01/18	250,000	250,000

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	280,000	262,500

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	110,000	106,150

		618,650

Semiconductors–0.09%
Freescale Semiconductor, Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	850,000	896,750

Soft Drinks–0.19%
Coca Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	1,750,000	1,758,599

Sovereign Debt–0.22%
Mexico Government International Bond (Mexico)–Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	310,000	356,500

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	1,700,000	1,744,200

		2,100,700

Specialized Finance–1.13%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	4,420,000	4,738,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Specialized Finance–(continued)

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	$3,100,000	$3,284,010

Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	1,870,000	2,679,664

		10,702,201

Specialized REIT’s–1.34%
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,965,000	4,458,632

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	1,100,000	1,113,599

Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	255,000	252,450

Sr. Unsec. Notes, 5.88%, 06/15/19(b)	35,000	34,738

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)	100,000	95,750

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	35,000	33,600

Senior Housing Properties Trust, Sr. Unsec. Notes,, 4.30%, 01/15/16	3,125,000	3,115,234

Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	3,725,000	3,594,028

		12,698,031

Specialty Chemicals–0.09%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	365,000	370,019

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	125,000	127,734

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	325,000	335,969

		833,722

Specialty Stores–0.02%
Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	200,000	234,750

Steel–1.33%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	260,000	239,200

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	142,227

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 9.85%, 06/01/19	2,000,000	2,452,775

Sr. Unsec. Global Notes,
6.13%, 06/01/18	760,000	803,557

5.50%, 03/01/21	585,000	573,913

7.00%, 10/15/39	4,330,000	4,187,231

6.75%, 03/01/41	585,000	561,413

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes,
7.00%, 11/01/15(b)	150,000	151,312

6.38%, 02/01/16(b)	140,000	136,151

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	365,000	350,400

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	655,000	675,383

6.88%, 11/10/39	2,080,000	2,360,633

		12,634,195

Systems Software–0.07%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	645,000	601,463

Vangent, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	70,000	73,500

		674,963

Technology Distributors–0.35%
Avnet, Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	3,135,000	3,357,053

Textiles–0.10%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	945,000	916,650

Tires & Rubber–0.03%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	185,000	185,925

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	115,000	121,325

		307,250

Tobacco–0.75%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes,
9.70%, 11/10/18	1,250,000	1,652,925

4.75%, 05/05/21	3,905,000	4,068,277

Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	1,300,000	1,394,800

		7,116,002

Trading Companies & Distributors–0.08%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	575,000	573,563

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	105,000	104,475

RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	105,000	98,700

		776,738

Trucking–0.08%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	240,000	232,800

Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(b)	260,000	245,700

7.38%, 01/15/21(b)	320,000	308,000

		786,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Wireless Telecommunication Services–1.85%
America Movil S.A.B de C.V., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	$2,320,000	$2,550,399

American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	2,415,000	2,613,112

Sr. Unsec. Notes, 4.50%, 01/15/18	1,555,000	1,595,776

Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	735,000	698,250

Cricket Communications, Inc.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	725,000	648,875

Sr. Unsec. Notes, 7.75%, 10/15/20(b)	75,000	67,875

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	5,750,000	6,087,812

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	365,000	364,544

MetroPCS Wireless, Inc., Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18	105,000	106,903

6.63%, 11/15/20	345,000	324,300

SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	730,000	768,325

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	750,000	731,250

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	150,000	157,875

Wind Acquisition Finance S.A. (Luxembourg),
Sr. Sec. Gtd. Notes,
11.75%, 07/15/17(b)	670,000	696,800

7.25%, 02/15/18(b)	200,000	190,000

		17,602,096

Total U.S. Dollar Denominated Bonds & Notes (Cost $781,653,089)		824,950,737

U.S. Treasury Securities–7.11%
U.S. Treasury Bills–0.25%
0.10%, 11/17/11(f)(g)	2,375,000	2,374,973

U.S. Treasury Notes–4.27%
2.00%, 04/30/16	19,175,000	20,208,652

1.75%, 05/31/16	1,800,000	1,874,813

1.50%, 07/31/16	8,700,000	8,946,047

3.63%, 02/15/21	5,000,000	5,646,875

3.13%, 05/15/21	3,600,000	3,901,500

		40,577,887

U.S. Treasury Bonds–2.59%
4.75%, 02/15/41	20,255,000	24,647,803

Total U.S. Treasury Securities (Cost $63,914,925)		67,600,663

Asset-Backed Securities–2.05%
Bear Stearns Commercial Mortgage Securities;–Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(c)	2,575,000	2,829,592

Commercial Mortgage Pass Through Certificates;–Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.30%, 06/15/22(b)(c)	505,994	485,040

Countrywide Asset-Backed Ctfs.–Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	589,107	577,293

Credit Suisse Mortgage Capital Ctfs.–Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.77%, 09/26/34(b)(c)	1,388,360	1,310,961

GS Mortgage Securities Corp. II;–Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 12/31/49(b)(c)	4,000,000	3,606,594

LB-UBS Commercial Mortgage Trust;–Series 2006-C6, Class A4, 5.37%, 09/15/39	2,880,000	3,130,400

Santander Drive Auto Receivables Trust;–Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	3,300,000	3,322,275

TIAA Seasoned Commercial Mortgage Trust;–Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(c)	665,000	678,503

Wachovia Bank Commercial Mortgage Trust–Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(c)	1,510,000	1,379,270

Wells Fargo Mortgage Backed Securities Trust–Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.73%, 12/25/34(c)	2,404,481	2,203,482

Total Asset-Backed Securities (Cost $18,476,365)		19,523,410

Municipal Obligations–1.54%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44	2,535,000	2,898,519

California (State of); Series 2009, Unlimited Tax GO Bonds, 5.95%, 04/01/16	330,000	376,546

Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2007 B, Taxable RB, 9.00%, 05/15/18	605,000	569,353

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	575,000	508,944

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57	2,175,000	2,218,848

Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.);
Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/16	330,000	98,997

Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/13	220,000	65,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount		Value

Municipal Obligations–(continued)

New Jersey (State of) Transportation Trust Fund Authority (Build America Bonds); Series 2010 C, Taxable RB, 5.75%, 12/15/28		$4,910,000	$5,041,981

New York City (City of) Transitional Finance Authority (Build America Bonds); Sub-series 2011 B-1, Future Tax Secured RB, 5.57%, 11/01/38		2,540,000	2,852,395

Total Municipal Obligations (Cost $14,267,873)			14,631,581

Non-U.S. Dollar Denominated Bonds & Notes–0.58%
Brazil–0.05%
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b) BRL		460,000	469,857

Canada–0.03%
Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	255,000	272,163

Germany–0.03%
Kabel Deutschland Vetrieb und Service GmbH & Co. K.G. (Germany), Sr. Sec. Notes, 6.50%, 06/29/18(b)	EUR	180,000	254,453

Ireland–0.04%
Nara Cable Funding Ltd. (Ireland), Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	300,000	378,290

Luxembourg–0.10%
Codere Finance Luxembourg S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	134,360

KION Finance S.A. (Luxembourg), Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	200,000	239,979

Mark IV Europe SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	424,633

Xefin Lux SCA (Luxembourg), Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	132,743

			931,715

Netherlands–0.09%
Elster Finance BV (Netherlands), 6.25%, 04/15/18(b)	EUR	200,000	268,001

Goodyear Dunlop Tires Europe B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	200,000	269,437

Ziggo Bond Co. B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	270,000	381,200

			918,638

New Zealand–0.12%
ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b) NZD		1,145,000	1,165,408

United Kingdom–0.12%
Bakkavor Finance 2 PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	200,000	228,956

Exova Ltd. (United Kingdom), Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	100,000	162,375

Kerling PLC (United Kingdom), Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	65,743

Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. Floating Rate Notes, 6.61%, 08/01/18(b)(c)	EUR	230,000	312,332

Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	250,000	373,474

			1,142,880

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,850,688)			5,533,404

U.S. Government Sponsored Mortgage-Backed Securities–0.33%
Federal Home Loan Mortgage Corp. (FHLMC)–0.16%
Federal Home Loan Mortgage Corp., Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32		561,853	647,936

6.50%, 04/01/16 to 08/01/32		100,122	112,683

5.50%, 09/01/16 to 11/01/18		328,439	358,128

6.00%, 04/01/17 to 10/01/32		369,237	405,342

7.50%, 06/01/30		1,994	2,331

			1,526,420

Federal National Mortgage Association (FNMA)–0.11%
Federal National Mortgage Association, Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32		66,576	78,044

7.00%, 02/01/16 to 09/01/32		211,834	242,174

6.50%, 09/01/16 to 08/01/34		248,872	282,546

5.00%, 01/01/18 to 09/01/18		244,803	265,447

8.50%, 10/01/28		31,643	37,064

8.00%, 10/01/30 to 04/01/32		104,385	122,976

			1,028,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Corporate Bond Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)–0.06%
Government National Mortgage Association,
Pass Through Ctfs.,
7.50%, 06/15/23	$117,617	$137,151

8.50%, 11/15/24	38,481	42,551

8.00%, 09/20/26	26,815	31,631

6.50%, 03/15/31 to 07/15/32	172,478	199,137

7.00%, 04/15/31 to 08/15/31	9,532	11,223

6.00%, 01/15/32 to 02/15/33	138,587	156,866

		578,559

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $2,872,156)		3,133,230

	Shares	Value

Preferred Stocks–0.09%
Consumer Finance–0.04%
Ally Financial, Inc.,
Series A, 8.50% Variable Rate Pfd.(c)	7,680	158,362

Series G, 7.00% Pfd.(b)	36	27,395

GMAC Capital Trust I Series 2, 8.13% Jr. Sub. Gtd. Variable Rate Pfd.(c)	8,430	179,980

		365,737

Industrial REIT’s–0.01%
DuPont Fabros Technology, Inc. Series B, 7.63% Pfd.	2,960	73,438

Regional Banks–0.03%
Zions Bancorp. Series C, 9.50% Pfd.	10,000	254,000

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The) 5.88% Conv. Pfd.	2,460	$110,503

Total Preferred Stocks (Cost $902,064)		803,678

Common Stocks & Other Equity Interests–0.02%(a)
Broadcasting–0.00%
Adelphia Recovery Trust Series ACC-1(h)	859,558	860

Cable & Satellite–0.00%
Adelphia Communications Corp.(h)	8,850	0

Integrated Telecommunication Services–0.02%
Largo Limited–Class A (Luxembourg)(h)	13,363	22,083

Largo Limited–Class B (Luxembourg)(h)	120,270	198,752

		220,835

Total Common Stocks & Other Equity Interests (Cost $728,108)		221,695

Money Market Funds–0.28%
Liquid Assets Portfolio–Institutional Class(i)	1,323,629	1,323,629

Premier Portfolio–Institutional Class(i)	1,323,629	1,323,629

Total Money Market Funds (Cost $2,647,258)		2,647,258

TOTAL INVESTMENTS–98.79% (Cost $891,312,526)		939,045,656

OTHER ASSETS LESS LIABILITIES–1.21%		11,512,655

NET ASSETS–100.00%		$950,558,311

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GBP	– British Pound
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
Jr.	– Junior
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $216,533,624, which represented 22.78% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $190,812, which represented 0.02% of the Fund’s Net Assets.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(h)	Non-income producing security.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Corporate Bond Fund

Portfolio Composition

By security type, based on Net Assets
as of August 31, 2011

U.S. Dollar Denominated Bonds & Notes	86.8%

U.S. Treasury Securities	7.1

Asset-Backed Securities	2.1

Municipal Obligations	1.5

Non-U.S. Dollar Denominated Bonds & Notes	0.6

U.S. Government Sponsored Mortgage-Backed Securities	0.3

Preferred Stocks	0.1

Common Stocks & Other Equity Interests	0.0	*

Money Market Funds Plus Other Assets Less Liabilities	1.5

*	Amount less than 0.01%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Corporate Bond Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $888,665,268)	$936,398,398

Investments in affiliated money market funds, at value and cost	2,647,258

Total investments, at value (Cost $891,312,526)	939,045,656

Foreign currencies, at value (Cost $634,852)	638,287

Receivable for:
Investments sold	3,256,799

Fund shares sold	908,740

Dividends and interest	13,084,982

Principal paydowns	2,048

Unrealized appreciation on swap agreements	185,253

Investment for trustee deferred compensation and retirement plans	98,378

Other assets	79,351

Total assets	957,299,494

Liabilities:
Payable for:
Investments purchased	3,505,058

Fund shares reacquired	1,393,243

Dividends	628,220

Foreign currency contracts outstanding	36,384

Variation margin	14,149

Accrued fees to affiliates	648,991

Accrued other operating expenses	290,864

Trustee deferred compensation and retirement plans	180,371

Premiums received on swap agreements	43,903

Total liabilities	6,741,183

Net assets applicable to shares outstanding	$950,558,311

Net assets consist of:
Shares of beneficial interest	$923,785,677

Undistributed net investment income (loss)	(739,441)

Undistributed net realized gain (loss)	(11,322,834)

Unrealized appreciation	38,834,909

$950,558,311

Net Assets:
Class A	$794,103,909

Class B	$72,521,843

Class C	$59,506,869

Class R	$4,820,698

Class Y	$6,353,892

Institutional Class	$13,251,100

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	116,296,433

Class B	10,625,068

Class C	8,731,624

Class R	705,420

Class Y	928,340

Institutional Class	1,939,250

Class A:
Net asset value per share	$6.83

Maximum offering price per share (Net asset value of $6.83 divided by 95.25%)	$7.17

Class B:
Net asset value and offering price per share	$6.83

Class C:
Net asset value and offering price per share	$6.82

Class R:
Net asset value and offering price per share	$6.83

Class Y:
Net asset value and offering price per share	$6.84

Institutional Class:
Net asset value and offering price per share	$6.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Corporate Bond Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Dividends	$23,535

Dividends from affiliated money market funds	941

Interest	21,370,203

Total investment income	21,394,679

Expenses:
Advisory fees	1,569,263

Administrative services fees	114,046

Custodian fees	17,714

Distribution fees:
Class A	830,211

Class B	85,951

Class C	195,586

Class R	5,502

Transfer agent fees — A, B, C, R and Y	848,284

Transfer agent fees — Institutional	283

Trustees’ and officers’ fees and benefits	18,870

Other	144,606

Total expenses	3,830,316

Less: Fees waived and /or expenses reimbursed	(2,585)

Net expenses	3,827,731

Net investment income	17,566,948

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	12,890,440

Foreign currencies	(49,778)

Foreign currency contracts	43,312

Futures contracts	7,172,811

Swap agreements	(11,469)

20,045,316

Change in net unrealized appreciation (depreciation) of:
Investment securities	(7,860,482)

Foreign currencies	12,273

Foreign currency contracts	(49,777)

Futures contracts	(10,194,901)

Swap agreements	185,253

(17,907,634)

Net realized and unrealized gain	2,137,682

Net increase in net assets resulting from operations	$19,704,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Van Kampen Corporate Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Six months	Six months
	ended	ended	Year ended
	August 31,	February 28,	August 31,
	2011	2011	2010

Operations:
Net investment income	$17,566,948	$16,461,777	$40,236,552

Net realized gain	20,045,316	15,423,732	36,538,380

Change in net unrealized appreciation (depreciation)	(17,907,634)	(25,776,807)	25,948,765

Net increase in net assets resulting from operations	19,704,630	6,108,702	102,723,697

Distributions to shareholders from net investment income:
Class A	(14,519,994)	(13,554,889)	(32,828,055)

Class B	(1,456,155)	(1,539,396)	(3,582,829)

Class C	(928,884)	(951,975)	(2,026,267)

Class R	(45,126)	—	—

Class Y	(116,969)	(81,167)	(3,505,596)

Institutional Class	(145,850)	(774,265)	(561,805)

Total distributions from net investment income	(17,212,978)	(16,901,692)	(42,504,552)

Share transactions–net:
Class A	241,988,644	(45,885,586)	(65,329,329)

Class B	7,173,151	(8,668,653)	(6,458,420)

Class C	18,287,683	(5,088,332)	2,079,192

Class R	4,852,766	—	—

Class Y	2,182,865	2,221,231	(65,877,389)

Institutional Class	13,299,640	(62,756,652)	61,386,392

Net increase (decrease) in net assets resulting from share transactions	287,784,749	(120,177,992)	(74,199,554)

Net increase (decrease) in net assets	290,276,401	(130,970,982)	(13,980,409)

Net assets:
Beginning of period	660,281,910	791,252,892	805,233,301

End of period (includes undistributed net investment income of $(739,441), $(1,093,411) and $(1,400,387), respectively)	$950,558,311	$660,281,910	$791,252,892

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Corporate Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other

24        Invesco Van Kampen Corporate Bond Fund

Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

25        Invesco Van Kampen Corporate Bond Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A

26        Invesco Van Kampen Corporate Bond Fund

seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
L.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
M.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

27        Invesco Van Kampen Corporate Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.42%

Next $750 million	0.35%

Over $1.25 billion	0.22%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 6, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B (after Rule 12b-1 fee limit), Class C (after Rule 12b-1 fee limit), Class R, Class Y and Institutional Class shares to 0.95%, 1.29%, 1.65%, 1.20%, 0.70% and 0.70%, respectively, of average daily net assets. Prior to June 6, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B (after Rule 12b-1 fee limit), Class C (after Rule 12b-1 fee limit), Class R, Class Y and Institutional Class shares to 0.95%, 1.70%, 1.70%, 1.20%, 0.70% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $1,651.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2011, IDI advised the Fund that IDI retained $57,920 in front-end sales commissions from the sale of Class A shares and $88, $52,368 and $1,599 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

28        Invesco Van Kampen Corporate Bond Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,424,401	$248,230	$—	$3,672,631

U.S. Treasury Securities	—	67,600,663	—	67,600,663

U.S. Government Sponsored Securities	—	3,133,230	—	3,133,230

Corporate Debt Securities	—	830,484,141	—	830,484,141

Asset Backed Securities	—	19,523,410	—	19,523,410

Municipal Obligations	—	14,631,581	—	14,631,581

	$3,424,401	$935,621,255	$—	$939,045,656

Foreign Currency Contracts*	—	(36,384)	—	(36,384)

Futures Contracts*	(9,048,212)	—	—	(9,048,212)

Swap Agreements*	—	185,253	—	185,253

Total Investments	$(5,623,811)	$935,770,124	$—	$930,146,313

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Unrealized Appreciation
	(Depreciation)
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Swap agreements	$185,253	$—

Currency risk
Foreign currency contracts	14,767	(51,151)

Interest rate risk
Futures contracts(a)	301,202	(9,349,414)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

29        Invesco Van Kampen Corporate Bond Fund

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Futures	Swap	Foreign Currency
	Contracts*	Agreements*	Contracts*

Realized Gain (Loss)
Credit risk	$—	$(11,469)	$—

Currency risk	—	—	43,312

Interest rate risk	7,172,811	—	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$185,253	$—

Currency risk	—	—	(49,777)

Interest rate risk	(10,194,901)	—	—

Total	$(3,022,090)	$173,784	$(6,465)

*	The average value of futures contracts, swap agreements and foreign currency contracts outstanding during the period was $348,123,696, $45,048 and $1,787,039, respectively.

Open Futures Contracts
				Unrealized
	Number of		Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Ultra Bonds	182	December 2011	$26,054,438	$(176,695)

U.S. Treasury 5 Year Notes	1,245	December 2011	152,570,859	477,897

Subtotal				$301,202

Short Contracts

U.S. Treasury 10 Year Notes	1,127	September 2011	146,545,219	$(9,308,921)

U.S. Long Bonds	86	December 2011	11,698,688	(40,493)

Subtotal				$(9,349,414)

Total				$(9,048,212)

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/9/2011	RBC Dain Rauscher	EUR	1,989,000	USD	2,855,727	$(2,804,576)	$(51,151)

11/17/2011	SAL SBAR	GBP	461,000	USD	747,906	(762,673)	14,767

Total open foreign currency contracts							$(36,384)

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound
USD	– U.S. Dollar

Open Swap Agreements
			Notional
		Expiration	Amount
Reference Entity	Counterparty	Date	(000)	Value

CDX NA IG 16 5 Years	Bank of America, N.A.	June 2016	$20,315	$185,253

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $934.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall

30        Invesco Van Kampen Corporate Bond Fund

be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,669 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$30,139,101

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $216,864,006 and $232,661,272, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$56,537,760

Aggregate unrealized (depreciation) of investment securities	(10,157,724)

Net unrealized appreciation of investment securities	$46,380,036

Cost of investments for tax purposes is $892,665,620.

31        Invesco Van Kampen Corporate Bond Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended		Six months ended		Year ended
	August 31, 2011(a)		February 28, 2011		August 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	8,441,901	$57,671,634	5,105,008	$34,703,683	18,185,606	$119,569,803

Class B	651,662	4,493,461	655,918	4,480,078	3,223,490	21,151,975

Class C	1,203,396	8,270,342	431,563	2,928,396	1,905,678	12,476,924

Class R	58,483	397,691	—	—	—	—

Class Y	108,759	740,028	406,559	2,803,652	3,314,486	21,587,240

Institutional Class	62,919	396,815	230,188	1,569,899	9,301,673	61,798,245

Issued as reinvestment of dividends:
Class A	1,749,610	11,960,780	1,640,780	11,168,136	4,673,329	30,845,225

Class B	182,497	1,247,184	193,212	1,313,271	504,798	3,323,757

Class C	108,482	740,051	106,895	726,404	269,368	1,774,234

Class R	6,559	44,900	—	—	—	—

Class Y	12,981	88,885	7,699	52,375	33,741	215,993

Institutional Class	21,265	145,587	77,001	530,533	82,380	561,805

Automatic conversion of Class B shares to Class A shares:
Class A	1,256,243	8,561,962	705,536	4,792,810	804,110	5,326,310

Class B	(1,256,622)	(8,561,962)	(706,557)	(4,792,810)	(805,812)	(5,326,310)

Issued in connection with acquisitions(b):
Class A	36,719,055	252,672,960	—	—	—	—

Class B	2,479,244	17,053,210	—	—	—	—

Class C	2,463,969	16,936,419	—	—	—	—

Class R	697,589	4,803,819	—	—	—	—

Class Y	329,318	2,273,496	—	—	—	—

Institutional Class	1,885,467	12,977,946	—	—	—	—

Reacquired:
Class A	(12,988,826)	(88,878,692)	(14,231,597)	(96,550,215)	(33,600,981)	(221,070,667)

Class B	(1,031,576)	(7,058,742)	(1,426,992)	(9,669,192)	(3,904,829)	(25,607,842)

Class C	(1,124,101)	(7,659,129)	(1,297,180)	(8,743,132)	(1,853,540)	(12,171,966)

Class R	(57,211)	(393,644)	—	—	—	—

Class Y	(134,087)	(919,544)	(93,955)	(634,796)	(13,218,271)	(87,680,622)

Institutional Class	(31,964)	(220,708)	(9,546,632)	(64,857,084)	(143,047)	(973,658)

Net increase (decrease) in share activity	41,815,012	$287,784,749	(17,742,554)	$(120,177,992)	(11,227,821)	$(74,199,554)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all of the net assets of Invesco Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Income Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 44,574,642 shares of the Fund for 59,874,413 shares outstanding of Invesco Income Fund as of the close of business on June 3, 2011. Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of Invesco Income Fund were exchanged for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund, respectively, based on the relative net asset value of Invesco Income Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Income Fund’s net assets at that date of $306,717,850, including $17,304,023 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $648,864,404. The net assets of the Fund immediately following the acquisition were $955,582,254.

32        Invesco Van Kampen Corporate Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses)							to average		to average net		Ratio of net
	Net asset		on securities		Dividends					net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 08/31/11	$6.78	$0.15	$0.05	$0.20	$(0.15)	$6.83	2.97	%(c)	$794,104	0.93	%(d)	0.93	%(d)	4.43	%(d)	33%
Period ended 02/28/11	6.87	0.16	(0.09)	0.07	(0.16)	6.78	1.03	(c)	549,964	0.90	(m)	0.90	(m)	4.62	(m)	49
Year ended 08/31/10	6.37	0.33	0.52	0.85	(0.35)	6.87	13.65	(c)	604,148	0.88		0.88		4.98		74
Year ended 08/31/09	6.15	0.31	0.25	0.56	(0.34)	6.37	9.94	(e)	623,660	0.95		0.95		5.38		78
Year ended 08/31/08	6.47	0.31	(0.31)	—	(0.32)	6.15	(0.16	)(e)	608,885	0.89		0.89		4.78		73
Year ended 08/31/07	6.53	0.29	(0.04)	0.25	(0.31)	6.47	3.93	(e)	670,795	0.91		0.91		4.48		119
Year ended 08/31/06	6.78	0.28	(0.22)	0.06	(0.31)	6.53	0.93	(e)	591,179	0.96		0.96		4.33		45

Class B
Six months ended 08/31/11	6.77	0.15	0.06	0.21	(0.15)	6.83	3.06	(c)(f)	72,522	0.93	(d)(f)	0.93	(d)(f)	4.43	(d)(f)	33
Period ended 02/28/11	6.86	0.15	(0.09)	0.06	(0.15)	6.77	0.85	(c)(f)	65,022	1.15	(f)(m)	1.15	(f)(m)	4.37	(f)(m)	49
Year ended 08/31/10	6.35	0.30	0.52	0.82	(0.31)	6.86	13.22	(c)(f)	74,702	1.22	(f)	1.22	(f)	4.63	(f)	74
Year ended 08/31/09	6.14	0.28	0.25	0.53	(0.32)	6.35	9.36	(g)(h)	75,378	1.42	(h)	1.42	(h)	4.90	(h)	78
Year ended 08/31/08	6.45	0.26	(0.30)	(0.04)	(0.27)	6.14	(0.76	)(g)	76,664	1.65		1.65		4.03		73
Year ended 08/31/07	6.52	0.24	(0.05)	0.19	(0.26)	6.45	3.00	(g)	87,322	1.67		1.67		3.72		119
Year ended 08/31/06	6.76	0.23	(0.21)	0.02	(0.26)	6.52	0.30	(g)	100,227	1.72		1.72		3.57		45

Class C
Six months ended 08/31/11	6.77	0.13	0.05	0.18	(0.13)	6.82	2.70	(c)(f)	59,507	1.49	(d)(f)	1.49	(d)(f)	3.87	(d)(f)	33
Period ended 02/28/11	6.86	0.14	(0.09)	0.05	(0.14)	6.77	0.80	(c)(f)	41,133	1.34	(f)(m)	1.34	(f)(m)	4.18	(f)(m)	49
Year ended 08/31/10	6.36	0.28	0.52	0.80	(0.30)	6.86	12.85	(c)(f)	46,904	1.58	(f)	1.58	(f)	4.27	(f)	74
Year ended 08/31/09	6.14	0.26	0.26	0.52	(0.30)	6.36	9.19	(h)(i)	41,446	1.70	(h)	1.70	(h)	4.61	(h)	78
Year ended 08/31/08	6.46	0.26	(0.31)	(0.05)	(0.27)	6.14	(0.88	)(h)(i)	35,415	1.60	(h)	1.60	(h)	4.06	(h)	73
Year ended 08/31/07	6.52	0.25	(0.04)	0.21	(0.27)	6.46	3.20	(h)(i)	31,014	1.63	(h)	1.63	(h)	3.76	(h)	119
Year ended 08/31/06	6.76	0.23	(0.21)	0.02	(0.26)	6.52	0.16	(h)(i)	28,568	1.71	(h)	1.71	(h)	3.58	(h)	45

Class R(k)
Period ended 08/31/11	6.88	0.07	(0.05)	0.02	(0.07)	6.83	0.25	(c)	4,821	1.20	(d)	1.20	(d)	4.16	(d)	33

Class Y(l)
Six months ended 08/31/11	6.79	0.16	0.05	0.21	(0.16)	6.84	3.09	(c)	6,354	0.68	(d)	0.68	(d)	4.68	(d)	33
Period ended 02/28/11	6.88	0.16	(0.08)	0.08	(0.17)	6.79	1.15	(c)	4,152	0.65	(m)	0.65	(m)	4.87	(m)	49
Year ended 08/31/10	6.37	0.36	0.51	0.87	(0.36)	6.88	14.09	(c)	2,004	0.63		0.63		5.41		74
Year ended 08/31/09	6.16	0.32	0.25	0.57	(0.36)	6.37	10.06	(j)	64,750	0.70		0.70		5.61		78
Year ended 08/31/08	6.48	0.32	(0.31)	0.01	(0.33)	6.16	0.10	(j)	89,046	0.65		0.65		4.95		73
Year ended 08/31/07	6.54	0.31	(0.04)	0.27	(0.33)	6.48	4.19	(j)	43,312	0.66		0.66		4.73		119
Year ended 08/31/06	6.78	0.29	(0.21)	0.08	(0.32)	6.54	1.33	(j)	38,837	0.72		0.72		4.59		45

Institutional Class
Six months ended 08/31/11	6.78	0.17	0.04	0.21	(0.16)	6.83	3.14	(c)	13,251	0.48	(d)	0.48	(d)	4.88	(d)	33
Period ended 02/28/11	6.87	0.17	(0.09)	0.08	(0.17)	6.78	1.21	(c)	11	0.47	(m)	0.47	(m)	5.05	(m)	49
Period ended 08/31/10	6.54	0.07	0.35	0.42	(0.09)	6.87	6.47	(c)	63,495	0.52	(m)	0.52	(m)	4.30	(m)	74

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $295,372,294 and sold of $29,119,290 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Income Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $662,148, $68,076, $48,149, $2,189, $5,056 and $6,229 for Class A, Class B, Class C, Class R, Class Y and Institutional Class, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares and 0.81% for Class C shares for the six months ended August 31, 2011, 0.50% for Class B shares and 0.69% for Class C shares for the period ended February 28, 2011 and 0.59% for Class B shares and 0.95% for Class C shares for the year ended August 31, 2010.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and the second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(k)	Commencement date of June 3, 2011 for Class R shares.
(l)	On June 1, 2010, the Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
(m)	Annualized.

33        Invesco Van Kampen Corporate Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2011 through August 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/11)	(08/31/11)[1]	Period[2]	(08/31/11)	Period[2]	Ratio
A	$1,000.00	$1,029.70	$4.74	$1,020.46	$4.72	0.93%

B	1,000.00	1,030.60	4.75	1,020.46	4.72	0.93

C	1,000.00	1,025.50	7.59	1,017.65	7.56	1.49

R	1,000.00	1,002.50	6.04	1,019.10	6.09	1.20

Y	1,000.00	1,030.90	3.47	1,021.72	3.46	0.68

Institutional	1,000.00	1,031.40	2.44	1,022.74	2.43	0.48

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2011 through August 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

34        Invesco Van Kampen Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Corporate Bond Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

35        Invesco Van Kampen Corporate Bond Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Corporate Debt Funds BBB-Rated Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. The Senior Officer advised the Board that after closing the Morgan Stanley Transaction, the strategy of the Fund was aligned with that of the comparable legacy Invesco fund. In addition, the investment process was modified to change how the high yield sleeve of the Fund is implemented Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of two mutual funds with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

36        Invesco Van Kampen Corporate Bond Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CBD-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.